Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	24,164,864,477

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Cash and due from banks	¥ 1,268,442	¥ 1,216,627
Interest-bearing deposits in other banks	11,215,597	6,146,850
Call loans and funds sold	530,542	249,032
Receivables under resale agreements	9,024,808	7,122,371
Receivables under securities borrowing transactions	5,543,914	6,406,410
Trading account assets	34,066,555	30,945,553
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,272,258 million in 2012 and ¥6,549,038 million in 2013)	39,413,951	41,258,976
Held-to-maturity securities	3,000,403	1,801,615
Other investments	838,135	982,889
Loans (Notes 4, 5, 8 and 27)	69,833,483	65,989,062
Allowance for loan losses	(772,957)	(682,692)
Loans, net of allowance	69,060,526	65,306,370
Premises and equipment-net (Note 6)	1,091,989	1,104,869
Due from customers on acceptances	101,590	77,326
Accrued income	276,193	246,164
Goodwill (Note 7)	6,147	5,635
Intangible assets (Note 7)	64,474	70,300
Deferred tax assets (Note 18)	641,777	836,731
Other	2,601,951	2,583,915
Total	178,746,994	166,361,633
Liabilities and equity:
Noninterest-bearing deposits	12,138,640	11,357,317
Interest-bearing deposits	74,218,101	68,669,820
Noninterest-bearing deposits	836,177	611,532
Interest-bearing deposits	13,028,638	10,595,711
Due to trust accounts (Note 10)	619,271	559,734
Call money and funds purchased	6,126,425	5,668,929
Payables under repurchase agreements	17,451,080	12,173,398
Payables under securities lending transactions	11,496,178	7,840,571
Commercial paper	252,277	212,732
Other short-term borrowings	6,471,823	13,737,238
Trading account liabilities	16,768,830	16,977,390
Bank acceptances outstanding	101,590	77,326
Income taxes payable (Note 18)	37,555	33,587
Deferred tax liabilities (Note 18)	14,301	15,853
Accrued expenses	158,664	176,891
Long-term debt	8,802,223	8,461,818
Other	4,368,126	4,544,762
Total	172,889,899	161,714,609
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Preferred stock (Note 13)	377,354	410,368
Common stock (Note 14)-no par value, authorized 48,000,000,000 shares in 2012 and 2013, and issued 24,048,165,727 shares in 2012, and 24,164,864,477 shares in 2013	5,460,821	5,427,992
Accumulated deficit	(883,390)	(1,606,108)
Accumulated other comprehensive income, net of tax	777,997	245,588
Less: Treasury stock, at cost-Common stock 37,046,418 shares in 2012, and 22,128,230 shares in 2013	(4,662)	(7,074)
Total MHFG shareholders' equity	5,728,120	4,470,766
Noncontrolling interests (Note 23)	128,975	176,258
Total equity	5,857,095	4,647,024
Total	178,746,994	166,361,633
consolidated VIEs
Assets:
Cash and due from banks	15,078	13,432
Interest-bearing deposits in other banks	3,216	24,238
Trading account assets	936,800	867,796
Investments:
Investments	83,762	195,631
Loans, net of allowance	2,428,898	2,444,931
Other	343,522	191,098
Total	3,811,276	3,737,126
Liabilities and equity:
Commercial paper	252,276	212,732
Other short-term borrowings	1,035	1,213
Trading account liabilities	10,585	3,563
Long-term debt	144,055	180,441
Other	978,685	879,638
Total	¥ 1,386,636	¥ 1,277,587

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 12,090,161	¥ 8,582,222
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	6,549,038	4,272,258
Long-term debt, liabilities accounted for at fair value	¥ 552,354	¥ 460,825
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	24,164,864,477	24,048,165,727
Treasury stock, shares	22,128,230	37,046,418

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Interest and dividend income:
Loans, including fees	¥ 947,983		¥ 936,574		¥ 945,784
Investments:
Interest	162,451		170,651		174,538
Dividends	63,329		71,579		73,573
Trading account assets	169,216		193,288		203,817
Call loans and funds sold	4,947		6,601		4,960
Receivables under resale agreements and securities borrowing transactions	57,220		39,684		48,903
Deposits	18,229		18,709		8,609
Total interest and dividend income	1,423,375		1,437,086		1,460,184
Interest expense:
Deposits	124,053		131,140		134,495
Debentures			385		6,533
Trading account liabilities	23,688		28,436		31,370
Call money and funds purchased	7,686		8,604		8,522
Payables under repurchase agreements and securities lending transactions	66,995		47,114		62,622
Other short-term borrowings	16,490		20,481		14,499
Long-term debt	173,939		179,799		190,816
Total interest expense	412,851		415,959		448,857
Net interest income	1,010,524		1,021,127		1,011,327
Provision (credit) for loan losses (Notes 4 and 5)	139,947		(23,044)		647
Net interest income after provision (credit) for loan losses	870,577		1,044,171		1,010,680
Noninterest income:
Fees and commissions (Note 25)	612,808		575,413		582,100
Foreign exchange gains (losses)-net (Note 26)	20,514	[1]	98,054	[1]	55,998	[1]
Trading account gains (losses)-net (Note 26)	534,100		333,315		206,016
Investment gains (losses)-net (Note 3)	121,159		(32,991)		70,468
Gains on disposal of premises and equipment	12,411		19,924		13,537
Other noninterest income (Note 21)	138,427		96,420		108,413
Total noninterest income	1,439,419		1,090,135		1,036,532
Noninterest expenses:
Salaries and employee benefits (Note 19)	572,301		587,332		552,348
General and administrative expenses	439,708		477,512		500,369
Impairment of goodwill (Note 7)			5,637		9,379
Occupancy expenses	171,697		174,788		169,916
Fees and commission expenses	109,018		107,898		96,113
Provision (credit) for losses on off-balance-sheet instruments (Note 22)	4,584		(1,203)		4,443
Other noninterest expenses (Notes 4 and 21)	127,508		119,507		103,287
Total noninterest expenses	1,424,816		1,471,471		1,435,855
Income before income tax expense	885,180		662,835		611,357
Income tax expense (Note 18)	4,024		13,878		193,227
Net income	881,156		648,957		418,130
Less: Net income (loss) attributable to noncontrolling interests	5,744		(7,432)		5,461
Net income attributable to MHFG shareholders	¥ 875,412		¥ 656,389		¥ 412,669
Earnings per common share (Note 17):
Basic net income per common share	¥ 36.05		¥ 28.07		¥ 20.44
Diluted net income per common share	¥ 34.47		¥ 26.78		¥ 19.22

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 881,156	¥ 648,957	¥ 418,130
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 3 and 18):
Unrealized holding gains (losses)	430,391	78,037	(189,526)
Less: reclassification adjustments for losses (gains) included in net income	(61,495)	27,248	(48,036)
Total	368,896	105,285	(237,562)
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	87,650	(9,740)	(20,257)
Less: reclassification adjustments for losses (gains) included in net income	1	1,926	2,860
Total	87,651	(7,814)	(17,397)
Pension liability adjustments, net of tax (Notes 18 and 19):
Unrealized gains (losses)	67,961	23,395	(87,891)
Less: reclassification adjustments for losses (gains) included in net income	10,715	16,292	9,079
Total	78,676	39,687	(78,812)
Total other comprehensive income (loss), net of tax	535,223	137,158	(333,771)
Total comprehensive income	1,416,379	786,115	84,359
Less: Total comprehensive income (loss) attributable to noncontrolling interests	8,558	(10,570)	(3,723)
Total comprehensive income attributable to MHFG shareholders	¥ 1,407,821	¥ 796,685	¥ 88,082

CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 13):	Common stock (Note 14):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 3):	Foreign currency translation adjustments:	Pension liability adjustments (Note 19):	Accumulated other comprehensive income, net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2010			¥ 535,971	¥ 4,324,705	¥ (2,325,109)	¥ 755,010	¥ (150,204)	¥ (168,974)		¥ (5,184)		¥ 365,803
Cumulative effect of change in accounting principles (Notes 2 and 24)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income	418,130				412,669
Dividends declared	(134,966)	[1]			(134,966)
Issuance of new shares of common stock by conversion of preferred stock				82,395
Effect of other increase/decrease in consolidated subsidiaries												6,519
Gains (losses) on disposal of treasury stock				(1,315)
Dividends paid to noncontrolling interests												(6,364)
Stock-based compensation (Note 20)				452
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change in ownership interest in consolidated subsidiaries				(201)
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Change during year	(78,812)							(75,154)				(3,658)
Balance at end of fiscal year at Mar. 31, 2011	4,035,356		453,576	5,164,160	(2,046,024)	514,128	(165,028)	(244,128)	104,972	(3,197)	3,673,487	361,869
Purchases of treasury stock										(2,560)
Change during year			(43,208)
Balance at beginning of fiscal year, adjusted				5,164,160	(2,046,024)	514,128						361,869
Disposal of treasury stock										12,001
Net income	648,957				656,389
Issuance of new shares of common stock for stock exchanges (Note 14)				244,100
Dividends declared	(216,508)	[1],[2]			(216,473)
Effect of stock exchanges (Note 14)										(13,318)		(216,558)
Issuance of new shares of common stock by conversion of preferred stock				43,208
Effect of other increase/decrease in consolidated subsidiaries												65,183
Gains (losses) on disposal of treasury stock				(48)
Dividends paid to noncontrolling interests												(23,666)
Stock-based compensation (Note 20)				106
Net income (loss) attributable to noncontrolling interests	7,432											(7,432)
Change in ownership interest in consolidated subsidiaries				(23,534)
Change during year	105,285					114,508						(2,044)
Change during year	(7,814)						(4,853)					(1,353)
Change during year	39,687							30,961				259
Balance at end of fiscal year at Mar. 31, 2012	4,647,024		410,368	5,427,992	(1,606,108)	628,636	(169,881)	(213,167)	245,588	(7,074)	4,470,766	176,258
Purchases of treasury stock										(395)
Change during year			(33,014)
Balance at beginning of fiscal year, adjusted				5,427,992	(1,606,108)	628,636						176,258
Disposal of treasury stock										2,807
Net income	881,156				875,412
Dividends declared	(152,722)	[1]			(152,694)
Issuance of new shares of common stock by conversion of preferred stock				33,014
Effect of other increase/decrease in consolidated subsidiaries												(36,457)
Gains (losses) on disposal of treasury stock				(631)
Dividends paid to noncontrolling interests												(19,384)
Stock-based compensation (Note 20)				529
Net income (loss) attributable to noncontrolling interests	(5,744)											5,744
Change in ownership interest in consolidated subsidiaries				(83)
Change during year	368,896					366,488						2,408
Change during year	87,651						87,461					190
Change during year	78,676							78,460				216
Balance at end of fiscal year at Mar. 31, 2013	¥ 5,857,095		¥ 377,354	¥ 5,460,821	¥ (883,390)	¥ 995,124	¥ (82,420)	¥ (134,707)	¥ 777,997	¥ (4,662)	¥ 5,728,120	¥ 128,975

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 881,156	¥ 648,957	¥ 418,130
Less: Net income (loss) attributable to noncontrolling interests	5,744	(7,432)	5,461
Net income attributable to MHFG shareholders	875,412	656,389	412,669
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	157,165	165,721	167,420
Provision (credit) for loan losses	139,947	(23,044)	647
Investment losses (gains)-net	(121,159)	32,991	(70,468)
Foreign exchange losses (gains)-net	160,588	(5,747)	(66,988)
Deferred income tax expense (benefit)	(43,831)	(40,939)	174,864
Net change in trading account assets	(2,336,912)	(2,953,353)	2,783,405
Net change in trading account liabilities	(536,213)	329,761	(2,417,969)
Net change in loans held for sale	4,571	3,860	30,598
Net change in accrued income	(22,386)	(9,321)	23,655
Net change in accrued expenses	(20,215)	15,286	(24,702)
Other-net	445,045	38,965	(61,319)
Net cash provided by (used in) operating activities	(1,297,988)	(1,789,431)	951,812
Cash flows from investing activities:
Proceeds from sales of investments	75,617,212	69,659,407	56,896,414
Proceeds from maturities of investments	14,578,614	15,079,088	15,422,900
Purchases of investments	(89,109,906)	(87,496,663)	(73,120,343)
Proceeds from sales of loans	144,244	224,957	246,633
Net change in loans	(2,501,863)	(1,703,880)	(1,742,702)
Net change in interest-bearing deposits in other banks	(4,638,673)	2,074,843	(6,438,858)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(268,103)	480,641	(1,522,389)
Proceeds from sales of premises and equipment	18,002	13,231	2,108
Purchases of premises and equipment	(161,359)	(174,517)	(214,447)
Net cash provided by (used in) investing activities	(6,321,832)	(1,842,893)	(10,470,684)
Cash flows from financing activities:
Net change in deposits	7,417,964	2,109,866	3,190,397
Net change in debentures		(740,933)	(776,865)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	7,468,344	3,594,469	(1,552,577)
Net change in due to trust accounts	59,537	(69,662)	18,882
Net change in commercial paper and other short-term borrowings	(7,251,033)	(1,261,955)	6,131,912
Proceeds from issuance of long-term debt	1,602,983	1,052,849	1,167,647
Repayment of long-term debt	(1,488,151)	(1,479,148)	(778,791)
Proceeds from noncontrolling interests	1,057	627	2,320
Payment to noncontrolling interests	(11)	(107)	(577)
Proceeds from issuance of common stock		5	757,790
Proceeds from sales of treasury stock	1,074	1,961	4
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,514)	(215,902)	(133,925)
Dividends paid to noncontrolling interests	(19,384)	(23,666)	(6,364)
Net cash provided by (used in) financing activities	7,639,859	2,965,844	8,019,850
Effect of exchange rate changes on cash and due from banks	31,776	(1,424)	(15,906)
Net increase (decrease) in cash and due from banks	51,815	(667,904)	(1,514,928)
Cash and due from banks at beginning of fiscal year	1,216,627	1,884,531	3,399,459
Cash and due from banks at end of fiscal year	1,268,442	1,216,627	1,884,531
Supplemental disclosure of cash flow information:
Interest paid	447,766	427,104	462,907
Income taxes paid (refunded), net	92,547	40,211	25,283
Noncash investing activities:
Transfer from loans into other investments		1,351
Investment in capital leases	8,547	2,985	11,153
Noncash acquisition of noncontrolling interests in stock exchanges (Note 14)		¥ 216,558

Basis of presentation and summary of significant accounting policies	12 Months Ended
Mar. 31, 2013
Basis of presentation and summary of significant accounting policies

1. Basis of presentation and summary of significant accounting policies

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services. As of March 31, 2013, our major subsidiaries were Mizuho Bank, Ltd. (“MHBK”), Mizuho Corporate Bank, Ltd. (“MHCB”), Mizuho Trust & Banking Co., Ltd. (“MHTB”) and Mizuho Securities Co., Ltd. (“MHSC”). MHBK was a retail-oriented banking subsidiary and offered financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. MHCB was a wholesale banking subsidiary and offered various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. MHBK and MHCB conducted a merger on July 1, 2013. MHTB is a trust bank subsidiary and offers mainly trust-related products and consulting services. MHSC is a securities and investment banking subsidiary and offers full-line securities services to corporations, financial institutions, public sector entities and individuals. MHSC and Mizuho Investors Securities Co., Ltd. (“MHIS”) conducted a merger on January 4, 2013. The merger was accounted for as a transaction between entities under common control. Other major subsidiaries include Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 29 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. When determining whether to consolidate investee entities, we performed a careful analysis of the facts and circumstances of a particular relationship among entities as well as ownership of voting shares. The consolidated financial statements also include the accounts of the VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Repurchase transactions where the maturity of the security transferred as collateral matches the maturity of the repurchase agreements (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2012 and 2013 were ¥33,070 million and ¥0 million, respectively. Except for those repo-to-maturity transactions, there were no such transactions accounted for as sales.

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 8 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains (losses)—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax.

The credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 3 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of troubled debt restructuring (“TDR”) in accordance with ASC 310 “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accrual and amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans return to non-impaired loans, as well as accrual status, when the MHFG Group determines that the borrower poses no problems regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in TDR, in general, such loans return to non-impaired loans, as well as accrual status, when the borrower qualifies for an obligor rating of D or above. See Note 4 “Loans” for the definitions of obligor ratings.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing.

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines the debtor as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors classified in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based either on (1) the present value of expected future cash flows, after considering restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the value of the collateral and its legal enforceability. The Group also conducts subsequent re-evaluations at least once a year. As to real estate, valuation is generally conducted by an appraising subsidiary which is independent from the Group’s loan origination sections using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally retains third-party appraisers to conduct the valuation. As to listed securities, observable market prices are used for valuation.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) through the most recently available data for the past six years, in the case of normal obligors; and (b) through the most recently available data since April 2002, which is when MHBK and MHCB were newly formed, in the case of watch obligors; and (2) the loss given default through the most recently available data for the past six years. As to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment default, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 to 10 years. Internal use software is reviewed for impairment when triggering events occur.

Goodwill

Goodwill represents the excess of the total fair value of the acquired company which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

MHFG and certain subsidiaries sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Stock-based compensation

The compensation cost associated with stock compensation-type stock options is measured with fair value method using the Black-Scholes option pricing model.

Long-term debt

Premiums, discounts and issuance costs of long-term debt are amortized based on a method that approximates the interest method over the terms of the long-term debt.

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 27 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 27 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Fees on securities-related business and fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Fees on credit-related business, excluding loan origination fees to be deferred and recognized over the loan period as an adjustment of yield, are generally recognized either at one time when the service is rendered or over the related transaction period. Fees and commissions are presented on a gross basis and exclusive of consumption taxes.

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 17 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2013
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In June 2009, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No.166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140” (“SFAS No.166”), which is now included in ASC 860. The statement requires more information about transfers of financial assets, including securitization transactions, where enterprises have continuing exposure to the risks related to the transferred financial assets. The statement eliminates the concept of qualifying SPE and modifies the requirements for derecognizing financial assets. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009.

In June 2009, the FASB issued SFAS No.167, “Amendments to FASB Interpretation No.46(R)” (“SFAS No.167”), which is now included in ASC 810. The statement provides new guidance on how an enterprise determines whether the enterprise’s variable interests give it a controlling financial interest in VIEs. The determination is based on, among other things, VIE’s purpose and design, an enterprise’s ability to direct the activities of the VIE that most significantly impact the entity’s economic performance, and if an enterprise has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. In February 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-10, “Consolidation (Topic 810)—Amendments for Certain Investment Funds” (“ASU No.2010-10”). The ASU provides that the consolidation requirements of SFAS No.167 are deferred for an entity that has all the attributes of an investment company (or similar entity). On April 1, 2010, the MHFG Group adopted SFAS No.167, together with SFAS No.166, which primarily resulted in the consolidation of certain former qualifying SPEs, guaranteed principal money trust products and collateral loan obligations (“CLO”) where the MHFG Group acts as an asset manager. The adoption of the statements resulted in an increase to the beginning balance of additional paid-in capital included in Common stock of ¥334 million, and a decrease to the beginning balance of Accumulated deficit and Accumulated other comprehensive income of ¥1,382 million and ¥6,273 million, respectively.

In January 2010, the FASB issued ASU No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2010, the FASB issued ASU No.2010-11, “Derivatives and Hedging (Topic 815)—Scope Exception Related to Embedded Credit Derivatives” (“ASU No.2010-11”). The ASU clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk, which are subject to potential bifurcation, and indicate circumstances which do not qualify for the scope exception. The ASU is effective at the beginning of the first fiscal quarter beginning after June 15, 2010. The adoption of ASU No.2010-11 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that the certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU No.2011-01, “Receivables (Topic310)—Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20” (“ASU No.2011-01”) to delay the effective date of the disclosures about troubled debt restructurings for public entities, and in April 2011, it was provided that such disclosure requirements would be effective for interim and annual periods beginning on or after June 15, 2011 in ASU No.2011-02, “Receivables (Topic310)—A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No.2011-02”). ASU 2011-02 also clarifies the guidance on a creditor’s evaluation for troubled debt restructurings of whether it has granted a concession and whether a debtor is experiencing financial difficulties. ASU No.2010-20 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-28, “Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU No.2010-28”). The ASU requires Step 2 of the impairment test should be performed in circumstances where the carrying amount of a reporting unit is zero or negative and there are qualitative factors that indicate it is more likely than not that a goodwill impairment exists. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU No.2010-28 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-29, “Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU No.2010-29”). The ASU clarifies that, if a reporting entity presents comparative financial statements, the pro forma revenue and earnings of the combined entity should be reported as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASU No.2010-29 is an accounting principle which clarifies disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2011, the FASB issued ASU No.2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements” (“ASU No.2011-03”). The ASU amends the conditions to determine whether a transferor in repurchase agreements (repos) and other similar agreements maintains effective control over the financial assets transferred by removing from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU No.2011-03 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No.2011-04”) in order to improve comparability of fair value measurements presented and disclosed in financial statements prepared with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-04 change the wording to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to align with IFRS. The amendments also clarify the existing fair value measurement and disclosure requirements, which include (1) application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used for Level 3 items. The amendments also change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which include (1) measuring the fair value of financial instruments that are managed within a portfolio, (2) application of premiums and discounts in a fair value measurement and (3) additional disclosures about fair value measurements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No.2011-04 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No.2011-05, “Comprehensive Income (Topic 220)—Presentation of Comprehensive Income” (“ASU No.2011-05”). The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU also requires reclassification adjustments from other comprehensive income to net income be presented on the face of financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, the FASB issued ASU No.2011-12, “Comprehensive Income (Topic 220)—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05” (“ASU No.2011-12”) to indefinitely defer only those changes in ASU No.2011-05 that relate to the presentation of reclassification adjustments. All other requirements in ASU No.2011-05 are not affected, and entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. ASU No.2011-05 is an accounting principle which alters disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No.2011-08, “Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment” (“ASU No.2011-08”). The ASU permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU No.2011-08 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In December 2011, the FASB issued ASU No.2011-10, “Property, Plant, and Equipment (Topic 360)— Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No.2011-10”). The ASU clarifies that, even when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The ASU is effective for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The MHFG Group does not expect that the adoption of ASU No.2011-10 will have a material impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU No.2011-11”). The ASU enhances disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset on the statement of financial position or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Under the ASU, entities are required to provide both net and gross information for these financial instruments and derivative instruments in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required retrospectively for all comparative periods presented. In January 2013, the FASB issued ASU No.2013-01, “Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU No.2013-01”). ASU No.2013-01 clarifies that the scope of ASU No.2011-11 applies to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transaction. ASU No.2011-11 is an accounting principle which expands disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2012, the FASB issued ASU No.2012-02, “Intangibles—Goodwill and Other (Topic 350)—Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No.2012-02”). The ASU permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. Under this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MHFG Group does not expect that the adoption of ASU No.2012-02 will have a material impact on its consolidated results of operations or financial condition.

In February 2013, the FASB issued ASU No.2013-02, Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU No.2013-02”). The ASU requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income (“AOCI”) by the respective line items of net income. The ASU also requires an entity to provide information about the amounts reclassified out of AOCI by component. The ASU is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. ASU No.2013-02 is an accounting principle which expands disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2013, the FASB issued ASU No.2013-08, Financial Services—Investment Companies (Topic 946)—Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU No.2013-08”). The ASU changes the approach to the investment company assessment and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. The ASU also requires additional disclosures of (a) the fact that the entity is an investment company, (b) information about changes, if any, in an entity’s status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The ASU is effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013. Early adoption is prohibited. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2013-08 will have on its consolidated results of operations and financial condition.

Investments	12 Months Ended
Mar. 31, 2013
Investments

3. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	30,709,499	79,378	5,677	30,783,200
Japanese local gov’t bonds	239,695	4,109	47	243,757
U.S. Treasury bonds and federal agency securities	177,438	623	36	178,025
Other foreign gov’t bonds	596,305	1,914	94	598,125
Agency mortgage-backed securities (Note)	986,646	20,496	1,429	1,005,713
Residential mortgage-backed securities	430,325	13,889	2,131	442,083
Commercial mortgage-backed securities	246,169	7,487	3,528	250,128
Japanese corporate bonds and other debt securities	2,197,270	22,582	5,288	2,214,564
Foreign corporate bonds and other debt securities	542,958	17,768	1,803	558,923
Equity securities (marketable)	1,699,475	1,440,102	144	3,139,433

Total	37,825,780	1,608,348	20,177	39,413,951

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,000,403	20,023	82	3,020,344

Total	3,000,403	20,023	82	3,020,344

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2013 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,345,014	13,349,365	100,032	100,770
Due after one year through five years	16,120,370	16,166,503	2,900,371	2,919,574
Due after five years through ten years	5,058,100	5,115,719	—	—
Due after ten years	1,602,821	1,642,931	—	—

Total	36,126,305	36,274,518	3,000,403	3,020,344

In accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”), for debt securities, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. For equity securities, if an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥77,042 million, ¥117,029 million and ¥76,393 million, respectively, of which ¥12,394 million, ¥7,238 million and ¥4,085 million, respectively, were on debt securities and ¥64,648 million, ¥109,791 million and ¥72,308 million, respectively, were on equity securities. No impairment losses were recorded on held-to-maturity securities for the periods.

The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any amount related to credit losses recognized in earnings on debt securities where a portion of other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of Japanese equity securities. Certain equity securities were determined not to be other-than-temporarily impaired as the length of time that their fair values were below their costs were reasonably short and/or the impairments were immaterial in amount.

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (1)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,059,495	1,520	406,684	4,157	5,466,179	5,677
Japanese local gov’t bonds	27,243	47	—	—	27,243	47
U.S. Treasury bonds and federal agency securities	69,168	36	—	—	69,168	36
Other foreign gov’t bonds	207,942	94	—	—	207,942	94
Agency mortgage-backed securities (2)	90,832	1,429	—	—	90,832	1,429
Residential mortgage-backed securities	12,778	9	122,363	2,122	135,141	2,131
Commercial mortgage-backed securities	7,159	111	122,588	3,417	129,747	3,528
Japanese corporate bonds and other debt securities	88,146	333	222,516	4,955	310,662	5,288
Foreign corporate bonds and other debt securities	54,599	114	65,417	1,689	120,016	1,803
Equity securities (marketable)	8,488	128	699	16	9,187	144

Total	5,625,850	3,821	940,267	16,356	6,566,117	20,177

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,730	82	—	—	199,730	82

Total	199,730	82	—	—	199,730	82

Notes:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.

The unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2013 were attributed mainly to Japanese government bonds, RMBS, CMBS, and Japanese corporate bonds and other debt securities. The MHFG Group did not intend to sell those securities and it was not more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Those securities were not considered other-than-temporarily impaired. As to RMBS, CMBS, and Japanese corporate bonds and other debt securities with similar credit risks as the other-than-temporarily impaired securities, the Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, the external and/or internal ratings and the present values of cash flows expected to be collected. As to Japanese government bonds, since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates, their entire amortized cost basis was expected to be collected.

For the fiscal years ended March 31, 2011, 2012 and 2013, gross realized gains on sales of available-for-sale securities were ¥194,908 million, ¥100,371 million and ¥193,298 million, respectively, and gross realized losses on those sales were ¥40,376 million, ¥28,840 million and ¥21,422 million, respectively.

Other investments

The following table summarizes the composition of other investments:

	2012	2013
	(in millions of yen)
Equity method investments	231,730	225,696
Investments held by consolidated investment companies	190,343	75,780
Other equity interests	560,816	536,659

Total other investments	982,889	838,135

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥59,703 million and ¥68,289 million, at March 31, 2012 and 2013, respectively. The aggregated market values of those marketable equity securities were ¥60,661 million and ¥111,543 million, respectively. These amounts included an investment in the Joint Stock Commercial Bank for Foreign Trade of Vietnam, which was made in December 2011.

On September 22, 2010, the MHFG Group converted certain preferred shares of Orient Corporation (“Orico”) into the common shares of Orico. As a result of the effective acquisition of such common shares, the Group’s proportionate share to the total outstanding common shares of Orico increased to 27.1%. Since then, the Group’s investments in common shares of Orico have been classified as equity method investments. The Group’s proportionate share as of March 31, 2013 was 24.6%. Retroactive application of the equity method of accounting to the investments in Orico did not have a material effect on the Group’s consolidated results of operations, financial condition, or retained earnings. The Group and a certain third party still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share to the total outstanding common shares of Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2012 and 2013 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Loans	12 Months Ended
Mar. 31, 2013
Loans

4. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,586,608	8,078,871
Construction and real estate	7,270,414	7,477,853
Services	3,981,279	3,972,011
Wholesale and retail	5,295,142	5,355,974
Transportation and communications	3,200,570	3,147,106
Banks and other financial institutions	3,501,266	3,142,998
Government and public institutions	6,911,725	6,907,426
Other industries (Note)	4,318,959	4,521,994
Individuals:
Mortgage loans	11,191,410	11,234,561
Other	719,346	741,519

Total domestic	53,976,719	54,580,313

Foreign:
Commercial and industrial	8,146,215	10,481,071
Banks and other financial institutions	3,343,181	4,088,651
Government and public institutions	521,988	595,911
Other (Note)	90,470	199,518

Total foreign	12,101,854	15,365,151

Total	66,078,573	69,945,464
Less: Unearned income and deferred loan fees—net	89,511	111,981

Total loans before allowance for loan losses	65,989,062	69,833,483

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥886 million, ¥4,576 million and ¥853 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥645 million, ¥3,435 million and ¥54 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Credit quality information

Under the MHFG Group’s credit risk management, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurrence of losses for individual loan by taking into consideration various factors such as collateral or guarantee involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small balance loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pool. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK, MHCB and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure of principal or interest payments, or problems with their financial position as a result of their weak or unstable business condition.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2012 and 2013:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

2013
Domestic:
Manufacturing	4,171,212	2,615,406	119,183	307,946	498,638	22,569	8,013	335,904	8,078,871
Construction and real estate	2,524,644	3,486,850	659,844	148,893	387,254	20,671	664	249,033	7,477,853
Services	1,736,931	1,734,482	219,089	4,035	160,754	26,621	—	90,099	3,972,011
Wholesale and retail	1,853,573	2,699,053	261,322	83,065	236,545	49,710	11	172,695	5,355,974
Transportation and communications	2,236,404	685,237	94,233	350	59,573	12,274	—	59,035	3,147,106
Banks and other financial institutions	2,246,804	666,197	2,172	5,311	208,510	221	—	13,783	3,142,998
Government and public institutions	6,797,133	11,729	—	98,564	—	—	—	—	6,907,426
Other industries	1,620,061	743,214	3,341	2,058,974	13,044	448	77,548	5,364	4,521,994
Individuals	—	191,360	11,219,209	170,768	33,618	121,468	4,032	235,625	11,976,080

Total domestic	23,186,762	12,833,528	12,578,393	2,877,906	1,597,936	253,982	90,268	1,161,538	54,580,313

Foreign:
Total foreign	8,293,654	3,650,488	4,881	2,021,284	980,343	137	111,684	302,680	15,365,151

Total	31,480,416	16,484,016	12,583,274	4,899,190	2,578,279	254,119	201,952	1,464,218	69,945,464

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired loans

The MHFG Group considers loans to be impaired when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. The Group determines loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans, and all of the Group’s impaired loans are designated as nonaccrual loans. The Group does not have loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans. The table below presents impaired loans information at March 31, 2012 and 2013.

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

2013
Domestic:
Manufacturing	325,727	10,177	335,904	365,049	118,475	299,978	5,297
Construction and real estate	189,060	59,973	249,033	269,770	46,574	227,920	2,824
Services	77,982	12,117	90,099	106,397	22,153	103,113	1,949
Wholesale and retail	160,477	12,218	172,695	189,231	62,962	186,594	3,076
Transportation and communications	55,202	3,833	59,035	61,554	18,870	54,633	1,220
Banks and other financial institutions	13,727	56	13,783	13,821	5,007	11,950	227
Other industries	5,224	140	5,364	5,484	3,818	4,791	73
Individuals	116,875	118,750	235,625	252,182	9,429	250,718	4,343

Total domestic	944,274	217,264	1,161,538	1,263,488	287,288	1,139,697	19,009

Foreign:
Total foreign	297,859	4,821	302,680	305,801	119,053	220,561	5,321

Total	1,242,133	222,085	1,464,218	1,569,289	406,341	1,360,258	24,330

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million as of March 31, 2013 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

The remaining balance of impaired loans which had been partially charged off were ¥58,474 million and ¥51,720 million as of March 31, 2012 and 2013, respectively.

Troubled debt restructurings

The MHFG Group considers restructuring, with respect to which concessions that it would not otherwise consider were granted to obligors in financial difficulty, as TDR. The Group considers the relevant obligor to be in financial difficulty when its obligor rating is at E2 or below. The following table presents TDRs that were made during the fiscal years ended March 31, 2012 and 2013.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (1)	Charge-offs (2)
	(in millions of yen)
2012
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

2013
Domestic:
Manufacturing	—	—	277,957
Construction and real estate	—	—	129,908
Services	—	—	68,930
Wholesale and retail	—	1,243	218,497
Transportation and communications	—	—	52,206
Banks and other financial institutions	—	—	34,468
Other industries	—	—	1,809
Individuals	—	—	62,160

Total domestic	—	1,243	845,935

Foreign:
Total foreign	1,062	3,750	140,064

Total	1,062	4,993	985,999

Notes:

(1)	Amounts represent book values of loans immediately after the restructurings.
(2)	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to category of substantially bankrupt or bankrupt. The following table presents payment defaults occurred during the fiscal years ended March 31, 2012 and 2013 with respect to the loans modified as TDR within the previous twelve months.

	Recorded investment
	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,337	18,740
Construction and real estate	4,116	18,751
Services	7,863	5,976
Wholesale and retail	9,999	19,920
Transportation and communications	20,278	4,386
Banks and other financial institutions	—	—
Other industries	—	—
Individuals	800	5,517

Total domestic	50,393	73,290

Foreign:
Total foreign	3,475	6,374

Total	53,868	79,664

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2012 and 2013:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573

2013
Domestic:
Manufacturing	3,788	1,911	32,830	38,529	8,040,342	8,078,871
Construction and real estate	11,815	4,038	69,333	85,186	7,392,667	7,477,853
Services	3,385	1,916	13,829	19,130	3,952,881	3,972,011
Wholesale and retail	2,771	2,851	16,483	22,105	5,333,869	5,355,974
Transportation and communications	711	558	3,687	4,956	3,142,150	3,147,106
Banks and other financial institutions	—	—	6	6	3,142,992	3,142,998
Government and public institutions	—	—	—	—	6,907,426	6,907,426
Other industries	—	18	122	140	4,521,854	4,521,994
Individuals	41,987	24,114	69,774	135,875	11,840,205	11,976,080

Total domestic	64,457	35,406	206,064	305,927	54,274,386	54,580,313

Foreign:
Total foreign	127	885	11,132	12,144	15,353,007	15,365,151

Total	64,584	36,291	217,196	318,071	69,627,393	69,945,464

Allowance for loan losses	12 Months Ended
Mar. 31, 2013
Allowance for loan losses

5. Allowance for loan losses

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. In MHBK, MHCB(Note) and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK, MHCB and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK, MHCB and MHTB, such as consolidated VIEs and overseas subsidiaries. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 4 “Loans” for further detail of obligor ratings and pool allocations.

Note: MHBK and MHCB merged on July 1, 2013 and were launched as the new MHBK.

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011(1) (2)
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (3)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (3)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (3)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Certain Allowance for loan losses booked in other portfolio segment is classified to retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(3)	Others include primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2012 and 2013:

	Corporate	Retail	Other	Total
	(in millions of yen)
2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (Note)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

2013
Allowance for loan losses	641,895	109,189	21,873	772,957

of which individually evaluated for impairment	398,622	14,815	9,247	422,684
of which collectively evaluated for impairment	243,273	94,374	12,626	350,273

Loans (Note)	51,801,814	13,007,792	5,135,858	69,945,464

of which individually evaluated for impairment	1,160,489	45,961	59,974	1,266,424
of which collectively evaluated for impairment	50,641,325	12,961,831	5,075,884	68,679,040

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.

In the fiscal years ended March 31, 2011 and 2012, Provision for loan losses decreased by ¥221,455 million and ¥23,691 million, respectively, from the previous fiscal years. Both of the decreases were due mainly to upgrades in the obligor category of a broad range of borrowers as a result of the effectiveness of the MHFG Group’s credit management activities which was enhanced against the backdrop of the improving domestic economic environment, reflecting the continuing gradual recovery of the Japanese economy.

In the fiscal year ended March 31, 2013, Provision for loan losses increased by ¥162,991 million from the previous fiscal year. The increase was due primarily to an increase in allowance for loan losses as a result of an increase in foreign impaired loans that required an allowance for loan losses and of increased estimated loss reflecting changes in business environment surrounding some domestic obligors, offset in part by the effects of the continuing gradual recovery of the Japanese economy.

Premises and equipment	12 Months Ended
Mar. 31, 2013
Premises and equipment

6. Premises and equipment

Premises and equipment at March 31, 2012 and 2013 consist of the following:

	2012	2013
	(in millions of yen)
Land	271,083	268,948
Buildings	735,188	743,473
Equipment and furniture	480,068	418,647
Leasehold improvements	89,200	90,306
Construction in progress	11,575	23,875
Software	668,448	657,702

Total	2,255,562	2,202,951
Less: Accumulated depreciation and amortization	1,150,693	1,110,962

Premises and equipment—net	1,104,869	1,091,989

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥162,128 million, ¥160,231 million and ¥151,550 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥45,392 million and ¥49,727 million at March 31, 2012 and 2013, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2012 and 2013 amounted to ¥28,254 million and ¥27,830 million, respectively.

Goodwill and intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and intangible assets

7. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274
2013
Balance at beginning of fiscal year	1,843	3,792	5,635
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	336	176	512
Balance at end of fiscal year	2,179	3,968	6,147

Gross amount of goodwill	27,894	43,527	71,421
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Due to prolonged severe business environment for the former MHIS, it was determined that the carrying amount of the former MHIS operating segment exceeded its fair value, and therefore, goodwill impairment losses of ¥9,379 million and ¥5,637 million were recognized in the Global Retail Group during the fiscal years ended March 31, 2011 and 2012, respectively.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2012 and 2013.

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	13,721	60,228	73,949	19,238	54,711
Other	2,399	2,071	328	2,363	2,050	313

Total	76,348	15,792	60,556	76,312	21,288	55,024

Intangible assets not subject to amortization:
Total	9,744	—	9,744	9,450	—	9,450

Total	86,092	15,792	70,300	85,762	21,288	64,474

Note:	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

For the fiscal years ended March 31, 2011, 2012, and 2013, the MHFG Group recognized ¥5,292 million, ¥5,490 million, and ¥5,615 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2014	5,668
2015	5,331
2016	5,038
2017	4,760
2018	4,579

Pledged assets and collateral	12 Months Ended
Mar. 31, 2013
Pledged assets and collateral

8. Pledged assets and collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Interest-bearing deposits in other banks	47	28
Trading account assets	12,124	13,752
Available-for-sale securities	17,912	15,939
Loans	9,107	8,860
Other assets	1,009	900

Total	40,199	39,479

The associated liabilities collateralized by the above assets at March 31, 2012 and 2013 are summarized below:

	2012	2013
	(in billions of yen)
Deposits	450	259
Call money and funds purchased	1,596	1,580
Payables under repurchase agreements	5,393	7,726
Payables under securities lending transactions	7,635	11,092
Other short-term borrowings	9,825	5,626
Long-term debt	3,129	321

Total	28,028	26,604

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2012 and 2013, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥5,656 billion and ¥10,507 billion, respectively. Those balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,050 billion and ¥1,099 billion at March 31, 2012 and 2013, respectively.

At March 31, 2012 and 2013, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥14,704 billion and ¥15,501 billion, respectively, of which ¥11,859 billion and ¥13,834 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.

Deposits	12 Months Ended
Mar. 31, 2013
Deposits

9. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$106 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2013) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Domestic offices:
Time deposits	17,232,463	18,302,196
Certificates of deposit	8,397,493	11,393,094

Total	25,629,956	29,695,290

Foreign offices:
Time deposits	6,420,138	8,209,016
Certificates of deposit	3,427,254	3,933,688

Total	9,847,392	12,142,704

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2012 and 2013 was ¥540 billion and ¥543 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2013 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,905,299	11,386,754	35,292,053
Due after one year through two years	2,115,618	6,340	2,121,958
Due after two years through three years	1,395,615	—	1,395,615
Due after three years through four years	356,805	—	356,805
Due after four years through five years	392,889	—	392,889
Due after five years	135,049	—	135,049

Total	28,301,275	11,393,094	39,694,369

Foreign offices:
Due in one year or less	8,202,339	3,927,672	12,130,011
Due after one year through two years	5,381	6,016	11,397
Due after two years through three years	3,140	—	3,140
Due after three years through four years	1,948	—	1,948
Due after four years through five years	883	—	883
Due after five years	401	—	401

Total	8,214,092	3,933,688	12,147,780

Total	36,515,367	15,326,782	51,842,149

Due to trust accounts	12 Months Ended
Mar. 31, 2013
Due to trust accounts

10. Due to trust accounts

MHTB and TCSB, which are MHFG’s subsidiary trust banks, hold assets on behalf of their customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MHFG Group’s proprietary assets and are managed and accounted for separately. However, the cash of individual trust accounts is often placed with MHTB and TCSB for the customers’ short-term investment needs. These amounts which MHTB and TCSB owe to the trust accounts are recorded as Due to trust accounts.

On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Long-term debt	12 Months Ended
Mar. 31, 2013
Long-term debt

11. Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2012 and 2013 is comprised of the following:

	2012	2013
	(in millions of yen)
Obligations under capital leases	20,851	24,406
Loan participation borrowings	59,517	62,332
Senior borrowings and bonds	4,438,602	4,784,010
Subordinated borrowings and bonds	3,942,848	3,931,475

Total	8,461,818	8,802,223

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2012	2013
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.63	Apr. 2013-Jul. 2040	2,884,693	2,741,475
fixed rate denominated in U.S. dollars	0.01-7.49	Apr. 2013-Perpetual	126,371	520,714
fixed rate denominated in other currencies	3.90-5.00	Sep. 2014-Nov. 2022	63	683
floating rate denominated in Japanese yen	0.00-17.68	Apr. 2013-Mar. 2043	1,117,315	1,065,708
floating rate denominated in U.S. dollars	0.00-7.00	Apr. 2013-Mar. 2028	309,567	426,515
floating rate denominated in other currencies	0.05-0.48	Feb. 2014-Jul. 2014	593	28,915

Total			4,438,602	4,784,010

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.09-4.74	Apr. 2013-Perpetual	3,366,558	3,393,092
fixed rate denominated in U.S. dollars	4.30-14.91	Apr. 2014-Perpetual	243,299	419,383
floating rate denominated in Japanese yen	0.93-2.73	May 2013-Perpetual	331,348	119,000
floating rate denominated in U.S. dollars	—	—	1,643	—

Total			3,942,848	3,931,475

Total			8,381,450	8,715,485

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2013.
(2)	Maturity information shown is the range of maturities at March 31, 2013.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2013:

(in millions of yen)
Fiscal years ending March 31:
2014	847,915
2015	1,169,892
2016	1,164,627
2017	772,925
2018	985,673
2019 and thereafter	3,861,191

Total	8,802,223

Other assets and liabilities	12 Months Ended
Mar. 31, 2013
Other assets and liabilities

12. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	907,671
Collateral provided for derivative transactions	822,358	742,307
Prepaid pension cost	6,509	153,414
Miscellaneous receivables	70,660	120,322
Security deposits	106,682	102,031
Loans held for sale	6,650	9,820
Financial Stabilization Funds	189,146	—
Other	566,846	566,386

Total	2,583,915	2,601,951

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,560,345
Guaranteed trust principal	550,869	535,720
Collateral accepted for derivative transactions	366,928	503,101
Factoring amounts owed to customers	371,602	375,933
Miscellaneous payables	296,690	260,665
Unearned income	141,967	141,189
Accrued pension liability	27,060	24,793
Other	923,775	966,380

Total	4,544,762	4,368,126

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits were expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount was accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2011 was ¥330,153 million. ¥149,017 million of the deposits was collected during the fiscal year ended March 31, 2012, and the remaining carrying amount of the deposits as of March 31, 2012 of ¥189,146 million was collected in June 2012.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Preferred stock	12 Months Ended
Mar. 31, 2013
Preferred stock

13. Preferred stock

The composition of preferred stock at March 31, 2011, 2012 and 2013 is as follows:

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

2013	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	574,087,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	574,087,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above as liquidation value per share, in priority to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend. Accrued dividend is calculated on a daily basis starting on the first day of the fiscal period in which the call date belongs and ending on the call date. If an interim dividend is paid during that fiscal period, the amount of this interim dividend will be subtracted from the accrued dividend.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2013 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

Class of stock	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012	Net change	Issued at March 31, 2013
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

See Note 32 “Subsequent events” for a description of the acquisition and cancellation of the thirteenth series class XIII preferred stock which was conducted subsequent to March 31, 2013.

Common stock	12 Months Ended
Mar. 31, 2013
Common stock

14. Common stock

On September 1, 2011, MHFG exchanged 824,271,984 shares of its common stock for 30.15 percent of the voting equity interests in MHTB, in order to turn MHTB into MHFG’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥95,828 million and the MHFG Group recognized decrease of ¥65,494 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥958 million was adjusted to reflect the change in the ownership interest in MHTB through a corresponding increase in additional paid-in capital.

On September 1, 2011, MHCB exchanged 951,166,005 shares of MHFG’s common stock for 40.80 percent of the voting equity interests in the former MHSC, in order to turn the former MHSC into MHCB’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥110,379 million and the Group recognized increase of ¥38,423 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥2,178 million was adjusted to reflect the change in the ownership interest in the former MHSC through a corresponding decrease in additional paid-in capital.

On September 1, 2011, MHBK exchanged 322,928,897 shares of MHFG’s common stock for 46.02 percent of the voting equity interests in the former MHIS, in order to turn the former MHIS into MHBK’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥37,497 million and the Group recognized increase of ¥11,599 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥744 million was adjusted to reflect the change in the ownership interest in the former MHIS through a corresponding increase in additional paid-in capital.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(shares)
Balance at beginning of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	287,787,630	151,921,540	116,698,750
Issuance of new shares of common stock by exercise of stock acquisition rights	—	4,748,000	—
Issuance of new shares of common stock by public offering	5,609,000,000	—	—
Issuance of new shares of common stock by way of third-party allotment	391,000,000	—	—
Issuance of new shares of common stock for stock exchanges	—	2,109,310,867	—

Balance at end of fiscal year	21,782,185,320	24,048,165,727	24,164,864,477

Dividends	12 Months Ended
Mar. 31, 2013
Dividends

15. Dividends

The amount available for dividends under the Company Law is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2013, MHFG’s capital stock, capital surplus and retained earnings were ¥2,254,973 million, ¥1,194,865 million and ¥1,323,299 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2013 was ¥1,199,215 million, of which ¥1,194,865 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for legal reserve, the Company Law and the Banking Law impose certain limitations on the amount available for dividends. Under the Company Law, MHFG’s maximum amount available for dividends, at March 31, 2013, was ¥1,314,653 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Law and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum Common Equity Tier 1 capital ratio of 4.5% (3.5% in 2013 and 4.0% in 2014) for capital adequacy purposes under the rules in Basel III. See Note 16 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

2013	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	7,451
Thirteenth series class XIII preferred stock	30	1,101
Common stock	6	144,170

Total		152,722

Notes:

(1)	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters	12 Months Ended
Mar. 31, 2013
Regulatory matters

16. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, MHCB (Note), and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Law and related regulations. Failure

Note:	MHBK and MHCB merged on July 1, 2013 and were launched as the new MHBK.

to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, new guidelines were implemented by the Financial Services Agency to comply with the new capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

In May 2011, the capital adequacy guidelines were revised by the Financial Services Agency to comply with the package of measures to enhance the Basel II framework approved by the Basel Committee on Banking Supervision in July 2009. The new guidelines include the strengthening of rules governing trading book capital and the strengthening of treatment of certain securitizations under the first pillar. The new guidelines have been effective since the end of December 2011.

In December 2010, the Basel Committee on Banking Supervision issued the Basel III rules text (later revised in June 2011 and January 2013), which presents the details of global regulatory standards on bank capital adequacy and liquidity agreed by the Governors and Heads of Supervision, which is the oversight body of the Basel Committee on Banking Supervision, and endorsed by the G20 Leaders at the Seoul summit in November 2010. The rules text sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The Financial Services Agency’s revisions to its capital adequacy guidelines became effective from March 31, 2013, which generally reflect rules in the Basel III rules text that have been applied from January 1, 2013. While the three-pillar structure of Basel II has been retained, Basel III includes various changes as described further below.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital, or risk-based capital, by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors. Under Basel III, the calculation method of risk-weighted assets was revised, including modification to the treatment of counterparty credit risk, such as the capital charge for credit valuation adjustment risk.

With regard to risk-based capital, the guidelines based on Basel III set out higher and better-quality capital standards compared to those under Basel II, in requiring a target minimum standard capital adequacy ratio of 8%, Tier 1 capital ratio of 6% (4.5% in 2013 and 5.5% in 2014) and Common Equity Tier 1 capital ratio of 4.5% (3.5% in 2013 and 4.0% in 2014), on both a consolidated and non-consolidated basis for banks with international operations, such as MHCB and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following two tiers: Tier 1 capital; and Tier 2 capital. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital generally consists of shareholders’ equity, retained earnings, accumulated other comprehensive income and other disclosed reserves, minority interest and others less any regulatory adjustments. Additional Tier 1 capital generally consists of instruments issued by the bank that meet the criteria for inclusion in Additional Tier 1 capital and others less any regulatory adjustments. Tier 2 capital generally consists of instruments issued by the bank, such as subordinated debt, that meet the criteria for inclusion in Tier 2 capital, instruments issued by consolidated subsidiaries of the bank and held by third parties that meet the criteria for inclusion in Tier 2 capital, general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach, and others less any regulatory adjustments.

The minimum requirement for Common Equity Tier 1 capital will be raised in phases from 3.5% of risk-weighted assets in March 2013 to 4.5% when fully effective in March 2015. Thereafter, a capital conservation buffer, to be met with Common Equity Tier 1 capital, is expected to be phased in beginning March 2016 at 0.625% until becoming fully effective in March 2019 at 2.5%, although the capital adequacy guidelines related to the capital conservation buffer have not yet been published by the Financial Services Agency. Thus the Common Equity Tier 1 capital requirement, including capital conservation buffer, is expected to be 7.0% beginning March 2019. In addition, subject to national discretion by the respective regulatory authorities, a countercyclical buffer ranging from 0% to 2.5%, consisting of Common Equity Tier 1 capital or other fully loss absorbing capital, would also be imposed on banking organizations through an extension of the capital conservation buffer when the relevant national authority judges a period of excess credit growth to be leading to the build up of system-wide risk. The countercyclical buffer for internationally active banks will be a weighted average of the buffers deployed across all the jurisdictions to which it has credit exposures. Moreover, capital instruments that will no longer qualify as Additional Tier 1 capital or Tier 2 capital under Basel III is being phased out beginning March 2013 by increments of 10% until becoming fully effective in March 2022. Our existing preferred stock and preferred securities (the amounts thereof included within Additional Tier 1 capital as of March 31, 2013 being ¥1,874.8 billion) and our existing subordinated debt (the amounts thereof included within Tier 2 capital as of March 31, 2013 being ¥1,518.3 billion) are subject to the phase-out-arrangements.

In November 2011, the Financial Stability Board announced policy measures to address systemically important financial institutions (“SIFIs”), which were endorsed by the G20 leaders at the Cannes summit. The policy measures include requirements for globally systemically important banks (“G-SIBs”) to have additional loss absorption capacity tailored to the impact of their default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital, which would be in addition to the 7.0% Common Equity Tier 1 capital requirement (including capital conservation buffer). The additional loss absorbency requirements will initially apply to G-SIBs identified in November 2014. The requirements will be phased in starting in January 2016 with full implementation by January 2019. Also in November 2011, the Financial Stability Board identified an initial group of G-SIFIs, namely 29 G-SIBs, including us, using a methodology developed by Basel Committee on Banking Supervision, and announced that the group of G-SIFIs will be updated annually and published by the Financial Stability Board each November. In November 2012, the list of G-SIBs was updated and it showed the allocation to buckets corresponding to their required level of additional loss absorbency. The Group was included in the list and was allocated to the bucket that would require 1.0% of additional loss absorbency.

Regulatory adjustments are to be applied mainly to the calculation of Common Equity Tier 1 capital in the form of the deductions and prudential filters related to the following:

•	Goodwill and other intangibles

•	Deferred tax assets

•	Cash flow hedge reserve that relates to the hedging of items that are not fair valued on the balance sheet

•	Shortfall of the stock of provisions to expected losses under the internal ratings-based approach

•	Gain on sale related to securitization transactions

•	Cumulative gains and losses due to changes in own credit risk on fair valued financial liabilities

•	Defined benefit pension fund assets and liabilities

•	Treasury stock

•	Reciprocal cross holdings of capital of banking, financial and insurance entities

•	Investments in the capital of banking, financial and insurance entities that are outside the scope of regulatory consolidation

Regulatory adjustments would be fully deducted in the calculation of Common Equity Tier 1 capital by March 2018. The regulatory adjustments will begin at 20% of the required deductions in the calculation of Common Equity Tier 1 capital in March 2014 and will be increased by 20% increments per year through March 2018 when the regulatory adjustments reach 100%. During this transition period, the remainder not deducted from capital will continue to be subject to existing national treatments.

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital (Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations. Further, the revisions to the Financial Services Agency’s guidelines relation to the third pillar, which reflect the enhanced disclosure requirements under Basel III and became effective on March 31, 2013, require banks to disclose, among other things, the components of their regulatory capital and the main features of their regulatory capital instruments in common templates.

Japanese banks with only domestic operations, such as MHBK as of the balance sheet date, are subject to Japanese capital adequacy requirements that are similar to those discussed above, except that domestic banks are required to maintain a minimum capital adequacy ratio of 4%, on both a consolidated and non-consolidated basis.

In December 2008, the Financial Services Agency implemented special temporary measures, applicable through March 2012 (later extended to March 30, 2014), which require Japanese banks with only domestic operations not to deduct unrealized losses related to “other securities” under Japanese GAAP (including equity securities) from Tier 1 capital. The Japanese capital adequacy requirements applicable to Japanese banks with only domestic operations do not allow unrealized gains on “other securities” to be added to Tier 2 capital before or after these special temporary measures.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2012 and 2013 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2012 (1)		2013
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	—	—	2,059	3.50
Actual	—	—	4,804	8.16
Tier 1 capital:
Required	2,006	4.00	2,647	4.50
Actual	6,399	12.76	6,487	11.02
Total risk-based capital:
Required	4,012	8.00	4,706	8.00
Actual	7,775	15.50	8,345	14.18
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,292	3.50
Actual	—	—	3,195	8.65
Tier 1 capital:
Required	1,116	4.00	1,661	4.50
Actual	4,431	15.87	4,071	11.03
Total risk-based capital:
Required	2,233	8.00	2,953	8.00
Actual	4,976	17.83	5,130	13.89
MHBK(1) (3):
Tier 1 capital:
Required	426	2.00	408	2.00
Actual	2,428	11.39	2,382	11.66
Total risk-based capital:
Required	852	4.00	816	4.00
Actual	3,307	15.52	3,071	15.04
MHTB:
Common Equity Tier 1 capital:
Required	—	—	91	3.50
Actual	—	—	344	13.24
Tier 1 capital:
Required	95	4.00	117	4.50
Actual	335	14.02	344	13.24
Total risk-based capital:
Required	191	8.00	208	8.00
Actual	436	18.26	448	17.22
Non-consolidated:
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,143	3.50
Actual	—	—	2,993	9.16
Tier 1 capital:
Required	1,012	4.00	1,470	4.50
Actual	4,135	16.34	3,980	12.18
Total risk-based capital:
Required	2,024	8.00	2,613	8.00
Actual	5,107	20.19	5,008	15.33
MHBK (1) (3):
Tier 1 capital:
Required	413	2.00	399	2.00
Actual	2,380	11.51	2,294	11.49
Total risk-based capital:
Required	826	4.00	798	4.00
Actual	3,227	15.62	3,087	15.46
MHTB:
Common Equity Tier 1 capital:
Required	—	—	90	3.50
Actual	—	—	345	13.46
Tier 1 capital:
Required	94	4.00	115	4.50
Actual	332	14.13	345	13.46
Total risk-based capital:
Required	188	8.00	205	8.00
Actual	433	18.42	446	17.44

Notes:

(1)	The amounts and ratios as of March 31, 2012 and the amounts and ratios of MHBK as of March 31, 2013 were calculated in accordance with Basel II.
(2)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
(3)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Tier 1 capital.

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Law. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2013, that MHFG, MHBK, MHCB, MHTB, and their securities subsidiaries in Japan were in compliance with all capital adequacy requirements to which they were subject.

Earnings per common share	12 Months Ended
Mar. 31, 2013
Earnings per common share

17. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	412,669	656,389	875,412
Less: Net income attributable to preferred shareholders	9,438	8,672	8,221

Net income attributable to common shareholders	403,231	647,717	867,191

Effect of dilutive securities:
Convertible preferred stock	8,337	7,571	7,121
Stock compensation-type stock options	(19)	—	—

Net income attributable to common shareholders after assumed conversions	411,549	655,288	874,312

	2011	2012	2013
	(thousands of shares)
Shares:
Weighted average common shares outstanding	19,722,818	23,073,544	24,053,282

Effect of dilutive securities:
Convertible preferred stock (Note)	1,682,139	1,384,367	1,291,854
Stock compensation-type stock options	10,152	11,628	20,093

Weighted average common shares after assumed conversions	21,415,109	24,469,539	25,365,229

	2011	2012	2013
	(in yen)
Amounts per common share:
Basic net income per common share	20.44	28.07	36.05

Diluted net income per common share	19.22	26.78	34.47

Note:	The number of the dilutive common shares is based on the applicable conversion prices.

Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

18. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Current:
Domestic	6,951	22,103	37,101
Foreign	11,412	32,714	10,754

Total current tax expense	18,363	54,817	47,855

Deferred:
Domestic	174,667	(36,777)	(40,021)
Foreign	197	(4,162)	(3,810)

Total deferred tax expense	174,864	(40,939)	(43,831)

Total income tax expense	193,227	13,878	4,024

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2011, 2012 and 2013. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2011	2012	2013
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(131,416)	29,925	235,274
Less: reclassification adjustments	(32,473)	18,249	(33,988)

Total	(163,889)	48,174	201,286

Pension liability adjustments:
Unrealized gains (losses)	(42,090)	2,367	34,171
Less: reclassification adjustments	6,206	8,992	5,913

Total	(35,884)	11,359	40,084

Total tax effect before allocation to noncontrolling interests	(199,773)	59,533	241,370

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	611,357	662,835	885,180
Effective statutory tax rate	40.69%	40.69%	38.01%

Income tax calculated at the statutory tax rate	248,761	269,708	336,457
Income not subject to tax	(17,334)	(18,295)	(18,320)
Expenses not deductible for tax purposes	1,517	1,469	1,348
Tax rate differentials of subsidiaries	3,288	(4,142)	(10,535)
Change in valuation allowance	(135,867)	(371,271)	(1,352,597)
Change in undistributed earnings of subsidiaries	10,724	(7,118)	12,233
Change in net operating loss carryforwards resulting from intercompany capital transactions	1,484	162	227
Expiration of net operating loss carryforwards	76,903	33,576	1,026,439
Effect of enacted change in tax rates (Note)	—	107,011	—
Other	3,751	2,778	8,772

Income tax expense (benefit)	193,227	13,878	4,024

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG’s tax returns for the fiscal year ended March 31, 2013 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal years ending March 31, 2014 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

The components of net deferred tax assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Deferred tax assets:
Investments	1,063,804	889,305
Allowance for loan losses	333,231	337,453
Trading account assets	58,598	—
Prepaid pension cost and accrued pension liabilities	11,559	—
Undistributed earnings of subsidiaries	1,193	—
Net operating loss carryforwards	1,476,045	450,016
Other	282,998	264,661

	3,227,428	1,941,435
Valuation allowance	(1,952,899)	(584,665)

Deferred tax assets, net of valuation allowance	1,274,529	1,356,770

Deferred tax liabilities:
Available-for-sale securities	368,929	567,608
Prepaid pension cost and accrued pension liabilities	—	39,937
Derivative financial instruments	28,021	35,391
Premises and equipment	3,838	12,304
Trading account assets	—	11,101
Undistributed earnings of subsidiaries	—	11,040
Other	52,863	51,913

Deferred tax liabilities	453,651	729,294

Net deferred tax assets	820,878	627,476

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2012 and 2013.

At March 31, 2013, the MHFG Group had net operating loss carryforwards totaling ¥1,391 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2014	16
2015	1
2016	—
2017	—
2018	868
2019 and thereafter	506

Total	1,391

Included in net operating loss carryforwards in the above table are MHFG’s carryforwards of ¥869 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥651 million, ¥802 million and ¥563 million interest and penalties was ¥1,829 million, ¥2,160 million and ¥1,454 million at March 31, 2011, 2012 and 2013, respectively, of which ¥1,829 million, ¥2,160 million and ¥1,454 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	4,193	1,829	2,160

Gross amount of increases (decreases) related to positions taken during prior years	117	362	(471)
Gross amount of increases related to positions taken during the current year	20	244	29
Amount of decreases related to settlements	(2,218)	(227)	(559)
Foreign exchange translation	(283)	(48)	295

Total unrecognized tax benefits at end of fiscal year	1,829	2,160	1,454

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2005, 2002 and 2002, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.

Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2013
Pension and other employee benefit plans

19. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥3,601 million, ¥2,129 million and ¥1,968 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2011, 2012 and 2013 includes the following components:

	2011	2012	2013
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,761	27,734	30,422
Interest costs on projected benefit obligation	25,182	24,267	23,186
Expected return on plan assets	(40,209)	(28,234)	(32,237)
Amortization of prior service benefit	(319)	(318)	(319)
Amortization of net actuarial loss (gain)	15,532	25,595	16,936
Special termination benefits (Note)	4,222	14,115	5,454

Net periodic benefit cost	32,169	63,159	43,442

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2012 and 2013 were summarized as follows:

	2012	2013
	(in millions of yen)
Net actuarial gain (loss)	25,401	103,683
Amortization of net actuarial loss (gain)	25,595	16,936
Prior service benefit (cost)	—	(1,782)
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	50,678	118,518

As of March 31, 2013, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥195 million and ¥6,990 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.83%	1.73%	1.44%
Rates of increase in future compensation level	2.28-6.15%	2.33-6.46%	2.31-6.57%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Expected rates of return on plan assets	3.10%	2.27%	2.40%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013 for the plans of MHFG and its subsidiaries:

	2012	2013
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,316	1,343,714
Service cost	27,734	30,422
Interest cost	24,267	23,186
Plan participants’ contributions	1,186	1,184
Amendments	—	1,782
Actuarial loss (gain)	32,307	63,140
Foreign exchange translation	(364)	2,209
Benefits paid	(51,981)	(49,593)
Lump-sum payments	(17,751)	(16,921)

Benefit obligation at end of fiscal year	1,343,714	1,399,123

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058	1,323,163
Actual return (negative return) on plan assets	85,935	199,341
Foreign exchange translation	(289)	1,783
Employer contributions	62,254	51,866
Plan participants’ contributions	1,186	1,184
Benefits paid	(51,981)	(49,593)

Fair value of plan assets at end of fiscal year	1,323,163	1,527,744

Funded status	(20,551)	128,621

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509	153,414
Accrued pension liability	(27,060)	(24,793)

Net amount recognized	(20,551)	128,621

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	1,661	(440)
Net actuarial gain (loss)	(356,978)	(236,359)

Net amount recognized	(355,317)	(236,799)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	87,935	95,789
Fair value of plan assets	60,831	70,690
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	91,210
Fair value of plan assets	60,831	70,690

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which is estimated to yield the maximum return within the range of acceptable level of risk. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2013 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2012 and 2013, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2012						2013
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	601		—		—	601	716		—		—	716
Pooled funds (2)	—		70		—	70	—		86		—	86
Japanese debt securities:
Government bonds	183		—		—	183	179		—		—	179
Pooled funds (2)	—		41		—	41	—		46		—	46
Other	—		8		—	8	—		7		—	7
Foreign equity securities:
Common stocks	43		—		—	43	54		2		—	56
Pooled funds (2)	—		77		—	77	—		92		—	92
Foreign debt securities:
Government bonds	61		4		—	65	71		4		—	75
Pooled funds (2)	—		52		—	52	—		46		—	46
Other	—		16		—	16	—		23		—	23
General account of life insurance companies (3)	—		108		—	108	—		111		—	111
Hedge funds	—		—		1	1	—		—		1	1
Other	60	(4)	(2	) (5)	—	58	92	(4)	(2	) (5)	—	90

Total assets at fair value	948		374		1	1,323	1,112		415		1	1,528

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Amounts of actual returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2012 and 2013 were not significant.

Contributions

A contribution of approximately ¥49 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2014, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2014	63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	357,978

Stock-based compensation	12 Months Ended
Mar. 31, 2013
Stock-based compensation

20. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009. The Group maintained three types of stock-based compensation plans for Directors of MHFG, MHBK and MHCB (“MHFG Stock Plan”), for those of MHTB (“MHTB Stock Plan”), and for those of MHSC (“MHSC Stock Plan”). These three plans were integrated into MHFG Stock Plan during the fiscal year ended March 31, 2012, as MHTB and MHSC became MHFG’s wholly-owned subsidiaries and the stocks of these entities were delisted.

MHFG Stock Plan

In this plan, 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2013:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	19,491,000	1
Granted during fiscal year	11,776,000	1
Exercised during fiscal year	7,365,000	1
Forfeited during fiscal year	39,000	1

Outstanding at end of fiscal year	23,863,000	1	18.69	4,725

Exercisable at end of fiscal year	729,000	1	18.53	144

There were no non-vested stock options remaining as of March 31, 2013.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, MHCB, MHTB and MHSC, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2012	2013
Risk-free interest rate	0.15%	0.10%
Expected volatility	34.04%	29.30%
Expected remaining term (in years)	2.34	2.42
Expected dividend yield	5.66%	4.69%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2011, 2012 and 2013 was ¥119,520, ¥91,840 and ¥113,250, respectively.

The compensation cost related to this plan recognized in income was ¥814 million, ¥788 million and ¥1,333 million during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Ex-MHTB Stock Plan

In this plan, 1,000 shares of MHTB common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHTB.

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal year ended March 31, 2011 was ¥70,030.

The compensation cost related to this plan recognized in income was ¥181 million during the fiscal year ended March 31, 2011.

Ex-MHSC Stock Plan

In this plan, 1,000 shares of MHSC common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHSC. If a holder assumed the status as a Director of the company immediately after losing the status as a Director of the company, the holder might exercise the stock acquisition rights only after losing such status finally and definitely.

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal year ended March 31, 2011 was ¥190,280.

The compensation cost related to this plan recognized in income was ¥373 million during the fiscal year ended March 31, 2011.

Derivative financial instruments	12 Months Ended
Mar. 31, 2013
Derivative financial instruments

21. Derivative financial instruments

The MHFG Group uses derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance on transactions. Credit risk arises from counterparty failure to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2012 and 2013. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2013	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,698	—	10,350	—	10,018
Foreign exchange contracts	118,708	—	3,099	10	2,973
Equity-related contracts	3,419	—	182	—	177
Credit-related contracts	5,266	—	59	—	44
Other contracts	522	—	38	—	27

Total	982,613	—	13,728	10	13,239

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which amounts were ¥822 billion and ¥367 billion at March 31, 2012, and ¥742 billion and ¥503 billion at March 31, 2013, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses option and forward contracts to modify exposure to changes in fair value of available-for-sale securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value and price differences between the spot and the forward from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The change in fair value of the ineffective portion is recorded in Foreign exchange gains (losses)—net in earnings. No amount is excluded from the assessment of hedge effectiveness of net investment hedges.

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2011		2012		2013
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Total	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥(1,144) million, ¥1,893 million and ¥13,858 million were reclassified to earnings for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, RMBS, CMBS, CLO and other similar assets. Such derivatives are accounted for as trading positions. The change in fair value of those instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
	2011	2012	2013
	(in millions of yen)
Interest rate contracts (1)	250,222	261,632	219,422
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,143)	(59,421)
Credit-related contracts (2)	(15,220)	(5,575)	(6,877)
Other contracts	1,943	283	(2,378)

Total	142,664	102,939	59,446

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credit, which substantially offsets its exposure. Thus, the notional amount is not a reliable indicator of the Group’s actual loss exposure.

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2012 and 2013:

	2012		2013
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,072	(2)	1,810	1
Non-investment grade	1,303	2	652	1

Total	3,375	—	2,462	2

Credit protection purchased	3,651	23	2,870	13

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2012 and 2013:

	Maximum payout/Notional amount
	2012	2013
	(in billions of yen)
One year or less	1,422	620
After one year through five years	1,896	1,720
After five years	57	122

Total	3,375	2,462

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in the Group’s net liability positions. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in liability positions on March 31, 2012 and 2013 was ¥1,308 billion and ¥1,022 billion, respectively. As the Group has provided ¥1,298 billion and ¥1,029 billion as collateral to the counterparties in its normal course of business on March 31, 2012 and 2013, respectively, if the contingent features described above were triggered on March 31, 2012 and 2013, the amount required to be posted as collateral or settled immediately would be ¥10 billion on March 31, 2012, while there was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2013. The prior year’s net liability, posted collateral and settlement amount have been restated from the previously reported amounts of ¥1,585 billion, ¥1,379 billion and ¥206 billion, respectively.

Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments and contingencies

22. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. The guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The types of guarantees under ASC 460, “Guarantees” (“ASC 460”) provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include an obligation to guarantee the customer’s borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include an obligation to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include an obligation to guarantee customers’ payment, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to compensate for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust. The contract amounts of guarantees for repayment of unconsolidated trust principal are presented in the tables below.

Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is judged to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.

The amounts of such liabilities in the trust accounts excluding those with the special covenant of limited liability are presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and others.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index that is related to an asset, a liability, or an equity security of counterparties. The MHFG Group’s payments could involve a gross settlement or a net settlement. Because it is difficult in practice to determine whether the counterparty has the asset, the liability or the equity security relating to the underlying, the MHFG Group has decided to include all credit default swaps and written options, excluding written options outside the scope of ASC 460, in the guarantee disclosures.

Carrying amount

The MHFG Group records all guarantees and similar obligations subject to ASC 460 at fair value on the consolidated balance sheets at the inception of the guarantee. The total carrying amount of guarantees and similar obligations at March 31, 2012 and 2013 was ¥857 billion and ¥512 billion, respectively, and was included in Other liabilities and Trading account liabilities. The total includes the carrying amounts of derivatives that are deemed to be guarantees, which amounted to ¥840 billion and ¥493 billion at March 31, 2012 and 2013, respectively.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2012 and 2013. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be repaid in the event of guarantees execution, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

2013	Maximum potential/Contractual or Notional amount	Amount by expiration period

		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,750	935	619	196
Guarantees on loans	452	159	51	242
Guarantees on securities	146	19	127	—
Other guarantees	1,068	826	217	25
Guarantees for the repayment of trust principal	171	—	133	38
Liabilities of trust accounts	8,606	8,428	72	106
Derivative financial instruments	23,582	10,185	11,837	1,560

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Investment grade	2,125	2,387
Non-investment grade	1,128	1,029

Total	3,253	3,416

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ request.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as venture capital funds or corporate recovery funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Commitments to extend credit (Note)	53,088	59,101
Commercial letters of credit	536	608

Total	53,624	59,709

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

Other liabilities include an allowance for losses on off-balance-sheet instruments, of which amount at March 31, 2012 and 2013 was ¥112 billion and ¥102 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. Future minimum rental commitments for noncancelable leases at March 31, 2013 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2014	5,926	43,129
2015	4,997	19,835
2016	4,408	15,007
2017	3,690	10,771
2018	3,045	7,425
2019 and thereafter	3,704	20,337

Total minimum lease payments	25,770	116,504

Amount representing interest	1,364

Present value of minimum lease payments	24,406

Total rental expense for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥102,455 million, ¥101,003 million and ¥98,459 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years at total lease payment for the whole period of ¥214,690 million. The terms of certain lease agreements were changed during the fiscal years ended March 31, 2009, 2011 and 2012, and the total lease payment for the whole period increased to ¥215,210 million, consequently. The MHFG Group recorded the transactions as operating leases. The future minimum lease payments under the terms of the related lease agreements were ¥39,421 million, ¥29,879 million and ¥15,907 million at March 31, 2011, 2012 and 2013, respectively.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in a dispute between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings on the collateral and has been named as a defendant in a lawsuit brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to this dispute because the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.

Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2013
Noncontrolling interests in consolidated subsidiaries

23. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity for the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in noncontrolling interests in fiscal years ended March 31, 2011, 2012 and 2013 consisted of noncontrolling interests in net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes resulting from changes in the ownership percentage of the Group in certain subsidiaries.

During the fiscal year ended March 31, 2012, the MHFG Group exchanged certain MHFG’s common stock for 30.15, 40.80 and 46.02 percent of the voting equity interests in MHTB, the former MHSC and the former MHIS, respectively, in order to turn those subsidiaries into MHFG’s wholly-owned subsidiaries. See Note 14 “Common stock” for further details of the transactions. Then the Group transferred 5.34 percent of the voting equity interests in the former MHSC to The Norinchukin Bank.

Variable interest entities and securitizations	12 Months Ended
Mar. 31, 2013
Variable interest entities and securitizations

24. Variable interest entities and securitizations

Variable interest entities

In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investment funds, trust arrangements, and structured finance. The Group consolidated certain of these VIEs, in accordance with the new consolidation guidance effective April 1, 2010, where the Group was deemed to be the primary beneficiary because it has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. According to such new consolidation guidance, the MHFG Group additionally consolidated certain VIEs and former qualifying special-purpose entities (“QSPEs”) that had not been consolidated prior to April 1, 2010. There are also other VIEs, where the Group determined that it was not the primary beneficiary but had significant variable interests. In evaluating the significance of the variable interests, the Group comprehensively takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section refers to the maximum loss that the Group could be required to record in its consolidated statements of income as a result of its involvement with the VIE. Further, this maximum potential loss is disclosed regardless of the probability of such losses and, therefore, it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2012 and 2013:

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

	Consolidated VIEs	Significant unconsolidated VIEs
2013	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,212	—	—
Asset-backed securitizations	385	463	37
Investments in securitization products	—	530	206
Investment funds	1,175	2,770	302
Trust arrangements and other	39	—	—

Total	3,811	3,763	545

The Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2012 and 2013:

Assets on balance sheets related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Trading account assets	46	46
Investments	202	206
Loans	120	308

Total	368	560

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Payables under securities lending transactions	15	14

Total	15	14

Maximum exposure to loss	367	545

Asset-backed commercial paper/loan programs

The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients’ off-balance-sheet and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the MHFG Group backed by the financial assets. While customers normally continue to service the transferred receivables, the MHFG Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The MHFG Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The MHFG Group has the power to determine which assets will be held in the VIEs and has an obligation to monitor these assets. The Group is also responsible for liability management. In addition, through the liquidity and credit support facilities with the VIEs, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs.

Asset-backed securitizations

The MHFG Group acts as an arranger of various types of structured finance to meet clients’ off-balance-sheet financing needs. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The MHFG Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the MHFG Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.

In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The MHFG Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the MHFG Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor to debt and equity instruments.

In certain VIEs, where the MHFG Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments in its role as an arranger, servicer, administrator or asset manager, etc., the Group has the power to determine which assets will be held in the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidated such VIEs.

In a certain securitization transaction where the MHFG Group had transferred mortgage loans to a former QSPE, the Group, as continuing involvement, provides servicing for, holds retained subordinated beneficial interests in, and retains credit exposure in the form of a guarantee in the mortgage loans. Prior to April 1, 2010, this entity had been exempt from consolidation in accordance with the former accounting guidance. With elimination of the concept of QSPEs, the Group consolidated the entity as of April 1, 2010. In its role as a servicer, the Group has the power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing defaulted mortgage loans. In addition, through the retained interest and the involvement as a guarantor above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the entity.

Investments in securitization products

The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The loss amount of securities and loans is generally limited to the amount invested because the Group has no contractual involvement in such VIEs beyond its investments. Since the Group is involved in those VIEs only as an investor, the Group does not ordinarily have the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance. However, the Group consolidated VIEs, where the transactions were tailored by the third party arrangers to meet the Group’s needs as a main investor, who is eventually deemed to have the power to determine which assets to be held in the VIEs.

Investment funds

The MHFG Group invests in various investment funds including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions over such investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary. The Group has determined that certain investment vehicles managed by the Group qualify for the deferral from certain requirements of ASC 810 that originated from SFAS No.167, because they meet the criteria in ASU No.2010-10. Therefore, for these vehicles, the Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

Trust arrangements

The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries.

With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The MHFG Group manages entrusted funds primarily through the origination of high quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the MHFG Group’s subsidiary trust banks. The Group has the power to determine which assets will be held in the VIEs or to manage these assets. In addition, through the principal guarantee agreement, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs. However, the MHFG Group does not consolidate certain guaranteed principal money trusts, which invest all the entrusted funds in the MHFG Group itself, as the Group has determined that it has no variable interests (Refer to Note 10 “Due to trust accounts”). See Note 22 “Commitments and contingencies” for the balances of guaranteed trust principal unconsolidated at March 31, 2012 and 2013.

With respect to non-guaranteed trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary. For substantially all non-guaranteed trust arrangements, the Group generally does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance or has neither the obligation to absorb losses nor the right to receive benefits that could potentially be significant to the VIEs. Therefore, such trust accounts are not included in the consolidated financial statements of the MHFG Group.

The Group has determined that, in certain trust arrangements, certain requirements of ASC 810 that originated from SFAS No.167 are deferred, because they meet the criteria in ASU No.2010-10. Therefore, for these trust arrangements, the Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

Special purpose entities created for structured finance

The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs. As the Group typically only provides senior financing with credit enhanced by subordinated interests and sometimes may act as an interest rate swap counterparty, the Group determined that, in this type of VIEs, it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance, or even the significant variable interests.

Securitization

The MHFG Group has had no significant transfers of financial assets, recognized no significant gains or losses and retained no significant interests in securitization transactions accounted for as sales.

There are certain transactions where transfers of financial assets do not qualify for sales treatment but are accounted for as secured borrowings. These transferred assets continue to be carried on the consolidated balance sheets of the MHFG Group. Such assets are associated with securitization transactions and loan participation transactions, which amounted to ¥132 billion and ¥60 billion as of March 31, 2012, and ¥174 billion and ¥62 billion as of March 31, 2013, respectively. Liabilities associated with securitization and loan participation transactions are presented as Payables under securities lending transactions and Other short-term borrowings or Long-term debt, respectively, on the consolidated balance sheets.

Fees and commissions income	12 Months Ended
Mar. 31, 2013
Fees and commissions income

25. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	(in millions of yen)
Securities-related business	125,534	116,567	132,787
Deposits, debentures and lending business	95,209	97,509	113,989
Remittance business	105,314	105,015	104,574
Trust fees	47,201	45,990	45,621
Fees for other customer services	208,842	210,332	215,837

Total	582,100	575,413	612,808

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.

Trading account gains and losses	12 Months Ended
Mar. 31, 2013
Trading account gains and losses

26. Trading account gains and losses

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the MHFG Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825, “Financial Instruments” (“ASC 825”). Net trading gains (losses) for the fiscal years ended March 31, 2011, 2012 and 2013 are comprised of the following:

	2011	2012	2013
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	55,339	227,056	468,029
Derivative contracts:
Interest rate contracts (1)	250,027	261,568	219,385
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,150)	(59,462)
Credit-related contracts (2)	(7,012)	(2,184)	(174)
Other contracts	1,943	283	(2,378)

Total	206,016	333,315	534,100
Foreign exchange gains (losses)—net (3)	55,998	98,054	20,514

Net trading gains (losses)	262,014	431,369	554,614

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.

Fair value	12 Months Ended
Mar. 31, 2013
Fair value

27. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process

The MHFG Group has established clear valuation policies which govern principles of fair value measurements and authority and duty of each department. The Group has also established a well-documented procedure manual which describes valuation techniques and related inputs for determining fair values of various financial instruments. The policies require the measurement of fair values be carried out in accordance with the procedures by middle offices or back offices which are independent from front offices. The policies also require risk management department check and verify whether the valuation methodologies defined in the procedure manual are fair and proper and internal audit department periodically review the compliance of the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in market environment sometime leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to delisting or newly listing is one of key drivers of revision to the valuation methodologies and the inputs. The key drivers also include the availability or the unavailability of market observable inputs and the development of new valuation methodologies. The price verification through the Group’s internal valuation process has an important role to identify whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide primarily for Japanese securitization products is described in more detail below in “Investments”. A change in the valuation methodologies and/or the inputs require the revision of the valuation policies and procedure manual, which is approved by appropriate authority, either CEO, head of risk management, and/or accounting, depending on the natures and characteristics of the change.

Following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2013, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. The fair value of foreign currency denominated securitization products such as RMBS, CMBS, and asset-backed securities (“ABS”) is determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the case that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Contrarily, private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, since the Group never has the ability to redeem its investment with the investees at NAV per share, nor can it redeem its investment with the investees at NAV per share at the measurement date or within the near term.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement corporate bonds are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair value of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO is generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal process. In the rare case where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts their prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flow generated on the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO products, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters offered by brokers such as cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either the recent market transaction or a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risks are unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by a consolidated VIE, the fair values of those are determined primarily based upon the fair values of the underlying assets held by the consolidated VIE. Such instruments are classified in Level 3 because the underlying assets held by the consolidated VIE are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013, including those for which the MHFG Group has elected the fair value option, are summarized below:

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (2)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (3)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

2013	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	4,651	49	—	4,700
Japanese local gov’t bonds	—	125	—	125
U.S. Treasury bonds and federal agency securities	5,777	306	—	6,083
Other foreign gov’t bonds	2,235	194	—	2,429
Agency mortgage-backed securities	2,055	596	—	2,651
Residential mortgage-backed securities	—	—	100	100
Commercial mortgage-backed securities	—	3	91	94
Certificates of deposit and commercial paper	—	1,318	—	1,318
Corporate bonds and other	50	1,176	417	1,643
Equity securities	622	503	71	1,196
Derivatives:
Interest rate contracts	7	10,319	24	10,350
Foreign exchange contracts	5	3,066	28	3,099
Equity-related contracts	45	114	23	182
Credit-related contracts	—	30	29	59
Other contracts	—	18	20	38
Available-for-sale securities:
Japanese government bonds	29,198	1,585	—	30,783
Japanese local gov’t bonds	—	244	—	244
U.S. Treasury bonds and federal agency securities	178	—	—	178
Other foreign gov’t bonds	334	264	—	598
Agency mortgage-backed securities	144	862	—	1,006
Residential mortgage-backed securities	—	150	292	442
Commercial mortgage-backed securities	—	—	250	250
Japanese corporate bonds and other debt securities	—	2,000	215	2,215
Foreign corporate bonds and other debt securities	12	345	202	559
Equity securities (marketable)	2,975	164	—	3,139
Other investments	1	—	75	76

Total assets at fair value on a recurring basis (2)	48,289	23,431	1,837	73,557

Liabilities:
Trading securities sold, not yet purchased	3,338	182	—	3,520
Derivatives:
Interest rate contracts	8	9,997	13	10,018
Foreign exchange contracts	4	2,968	11	2,983
Equity-related contracts	51	110	16	177
Credit-related contracts	—	35	9	44
Other contracts	—	8	19	27
Long-term debt (3)	—	171	381	552

Total liabilities at fair value on a recurring basis	3,401	13,471	449	17,321

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
(3)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2012 and 2013:

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(2)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (2)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (2)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (2)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (2)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (1):
Interest rate contracts	(20)	6	(2)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(2)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (2)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (2)	—	—	—	—	—	23	1
Other contracts	20	1	(2)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(3)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(3)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (3)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(3)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (4)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (5)	—	—	—	80	(69)	460	(6)

2013	April 1, 2012	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2013	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	159	17	(7)	—		—	—	2	(7)	—	(71)	100	6
Commercial mortgage-backed securities	26	1	(7)	—		—	—	72	(1)	—	(7)	91	—
Corporate bonds and other	355	72	(7)	—		14	(8)	609	(544)	—	(81)	417	42
Equity securities	82	4	(7)	—		3	(3)	10	(25)	—	—	71	(1)
Derivatives, net (1):
Interest rate contracts	(10)	16	(7)	—		—	—	—	—	—	5	11	16
Foreign exchange contracts	37	(18	) (7)	—		—	(8)	—	—	—	6	17	(21)
Equity-related contracts	22	(10	) (7)	—		—	—	—	—	—	(5)	7	(10)
Credit-related contracts	23	(6	) (7)	—		(1)	1	—	—	—	3	20	(5)
Other contracts	15	—	(7)	—		—	(14)	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	348	—	(8)	6	(9)	—	—	29	(1)	—	(90)	292	—
Commercial mortgage-backed securities	330	2	(8)	12	(9)	—	—	31	(16)	—	(109)	250	(5)
Japanese corporate bonds and other debt securities	226	—	(8)	1	(9)	—	—	95	—	—	(107)	215	—
Foreign corporate bonds and other debt securities	236	4	(8)	6	(9)	—	—	28	(4)	—	(68)	202	—
Other investments	189	12	(8)	—		—	—	6	(49)	—	(83)	75	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(7)	—		—	(1)	(41)	42	—	—	—	—
Long-term debt	460	(26	) (10)	—		4	(175)	—	—	142	(76)	381	(24)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(2)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(4)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(5)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
(7)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(8)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(9)	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
(10)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).

Transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period.

There were no significant transfers of assets or liabilities between Level 1 and Level 2 for the fiscal year ended March 31, 2012. During the fiscal year ended March 31, 2013, ¥37 billion of Trading securities was transferred from Level 1 to Level 2. Transfers of Trading securities were primarily related to certain Japanese government bonds which were traded with less frequency and decreased liquidity for certain foreign corporate bonds.

There were no significant transfers of assets or liabilities between Level 1 or Level 2 and Level 3 for the fiscal year ended March 31, 2012. During the fiscal year ended March 31, 2013, ¥17 billion of Trading securities and ¥1 billion of net Derivative liabilities were transferred into Level 3. Transfers of Trading securities were primarily due to decreased liquidity for certain foreign corporate bonds and equity securities. Transfers of net Derivative liabilities were primarily due to decreased price observability for certain credit derivatives. During the fiscal year ended March 31, 2013, ¥11 billion of Trading securities, ¥1 billion of Trading securities sold, not yet purchased and ¥21 billion of net Derivative assets were transferred out of Level 3. Transfers of Trading securities and Trading securities sold, not yet purchased were primarily due to increased liquidity for certain Japanese and foreign corporate bonds and equity securities. Transfers of net Derivative assets were primarily due to increased price observability for certain commodity derivatives and foreign exchange derivatives. During the fiscal year ended March 31, 2013, ¥4 billion of transfers into Level 3 and ¥175 billion of transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

Quantitative information about Level 3 fair value measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2013:

2013

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	392	Discounted cash flow	Prepayment rate	0%–24%
		Price-based	Default rate	0%–5%
			Recovery rate	70%–100%
			Discount margin	7bps–2,616bps

Commercial mortgage-backed securities	341	Discounted cash flow	Discount margin	9bps–3,929bps
Price-based

Corporate bonds and other debt securities	834	Discounted cash flow	Prepayment rate (1)	0%-43%
		Price-based	Default rate (1)	0%-8%
			Recovery rate (1)	15%-85%
			Discount margin (1)	0bps–4,918bps

			Discount margin (2)	0bps–1,232bps

Derivatives, net:
Interest rate contracts	11	Internal valuation model (3)	IR – IR correlation	42%-100%
			Default rate (4)	0%-63%

Foreign exchange contracts	17	Internal valuation model (3)	FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			FX volatility	16%-26%
			Default rate (4)	0%-63%

Equity-related contracts	7	Internal valuation model (3)	Equity –IR correlation	0%-60%
			Equity – FX correlation	0%-70%
			Equity volatility	14%-48%

Credit-related contracts (5)	20	Internal valuation model (3)	Default rate	0%-67%
			Credit correlation	2%-100%

Long-term debt	381	Internal valuation model (3)	IR – IR correlation	42%-100%
			FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			Equity – IR correlation	0%-60%
			Equity volatility	18%-48%
			Default rate	0%-10%
			Credit correlation	2%-100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents counterparty default rate derived from the MHFG Group’s own internal credit experience.
(5)	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.

IR = Interest rate

FX = Foreign exchange

Sensitivity to unobservable inputs and interrelationship between unobservable inputs

Following is a description of the sensitivities and interrelationships of the significant unobservable inputs used to measure fair values of Level 3 assets and liabilities.

(1) Prepayment rate

Prepayment rate is an estimated rate at which voluntary unscheduled repayments of the principals of the underlying assets are expected to occur. The movement of prepayment rate is generally negatively correlated with borrower delinquency. The change in prepayment rate would impact the valuation of fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.

(2) Default rate

Default rate is an estimate of the likelihood of not collecting contractual payments. An increase in default rate would generally be accompanied by a decrease in recovery rate and an increase in discount margin. It would also generally impact the valuation of fair values of financial instruments negatively.

(3) Recovery rate

Recovery rate is an estimate of the percentage of collecting contractual payments in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in default rate. It also would generally impact the valuation of fair values of financial instruments positively.

(4) Discount margin

Discount margin is the portion of the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of fair values of financial instruments negatively.

(5) Correlation

Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change of correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.

(6) Volatility

Volatility is a measure of expected change of variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease. Generally, for a long position in an option, an increase in volatility would result in an increase in fair values of financial instruments.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2012 and 2013.

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

2013	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	222	—	—	222	343
Loans held-for-sale	5	—	5	—	5
Other investments	11	—	—	11	16
Premises and equipment—net	1	—	—	1	5

Total assets at fair value on a nonrecurring basis	239	—	5	234	369

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair value of the impaired marketable equity method investment is determined by the quoted market price. As the security involved is traded in an active exchange market, this item is classified as Level 1. The fair value of the impaired non-marketable equity securities, which include non-marketable equity method investments, is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair value of non-marketable equity securities, these items are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to the former MHIS operating segment. Due to the decline of the fair value of the segment, the carrying amount of the goodwill was reduced to its fair value and an impairment loss was recognized. As the determination of fair value of the goodwill required significant management judgment and estimation, the item is classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option under ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in Accumulated other comprehensive income, net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥39 billion and ¥9 billion at March 31, 2012 and 2013, respectively. The net unrealized losses resulting from changes in fair values of those structured notes of ¥7 billion and ¥30 billion, which included the fair value changes attributable to changes in the Group’s own credit risk, were recorded in Other noninterest expenses for the fiscal years ended March 31, 2012 and 2013, respectively.

Financial assets and liabilities held by a consolidated VIE

The MHFG Group consolidates a VIE that issues CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by the VIE to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The difference between the aggregate fair value of those notes for which the fair value option was elected and the aggregate unpaid principal balance of such instruments was ¥12 billion at March 31, 2012. There was no significant change in fair values of those notes during the fiscal year ended March 31, 2012. At March 31, 2013, as the VIE was in the process of liquidation, those notes for which the fair value option was elected were no longer included in the consolidated balance sheet.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥561 billion and ¥537 billion at March 31, 2012 and 2013, respectively, were not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral, if impaired loans are collateral dependent. During the fiscal year ended March 31, 2013, a domestic bank subsidiary has changed the assumptions of the expected future cash flows for its performing loans with floating interest rates to refine the fair values. As a result of this refinement, total estimated fair value of loans, net of allowance for loan losses at March 31, 2013, increased by ¥598 billion.

Other financial assets

The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. Majority of other financial assets is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. Majority of other financial liabilities is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2012 and 2013.

The following table shows the carrying amounts and fair values at March 31, 2012 and 2013, of certain financial instruments, excluding financial instruments which are carried at fair values on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2012
	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	21,141
Investments	1,802	1,816
Loans, net of allowance for loan losses (Note)	65,275	65,597
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	37,652
Interest-bearing deposits	79,266	79,209
Due to trust accounts	560	560
Commercial paper and other short-term borrowings	13,950	13,946
Long-term debt	7,982	8,326

	2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583	27,583	903	26,680	—
Investments	3,000	3,020	3,020	—	—
Loans, net of allowance for loan losses (Note)	69,028	70,261	—	—	70,261

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048	48,048	12,796	35,252	—
Interest-bearing deposits	87,247	87,210	34,596	52,614	—
Due to trust accounts	619	619	—	619	—
Commercial paper and other short-term borrowings	6,724	6,723	—	6,723	—
Long-term debt	8,235	8,598	—	7,967	631

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.

Related party transactions	12 Months Ended
Mar. 31, 2013
Related party transactions

28. Related party transactions

Transactions with directors, executive officers, and their associates

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and their associates in their ordinary course of business. At March 31, 2012 and 2013, outstanding loans to such related parties were not considered significant. These related party loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with unrelated parties. At March 31, 2012 and 2013, there were no loans to these related parties that were considered impaired.

Other transactions, such as deposits, were entered into between MHFG’s subsidiaries and the MHFG Group’s directors, executive officers, and their associates during the fiscal years ended March 31, 2011, 2012 and 2013. The outstanding amounts of these transactions, which were made in the ordinary course of business with terms equivalent to those with unrelated parties, were not considered significant.

Transactions with other related parties

A number of transactions were entered into with other related parties, such as MHFG’s employees and affiliates accounted for under the equity method. These transactions included loans, deposits, and other banking services. They were not significant in amount and were conducted with substantially the same terms as those for comparable transactions with unrelated parties.

Business segment information	12 Months Ended
Mar. 31, 2013
Business segment information

29. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information set forth below is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring losses). Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income before income tax expense under U.S. GAAP.

Note 30 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

As of the balance sheet date, MHFG managed its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consisted primarily of MHCB, the Global Retail Group consisted primarily of MHBK, and the Global Asset & Wealth Management Group consisted primarily of MHTB. The former MHSC and the former MHIS which had belonged to the Global Corporate Group and the Global Retail Group respectively, merged in January, 2013 and were launched as the new MHSC. The new MHSC belonged to both of the Global Corporate Group and the Global Retail Group. In addition, beginning on April 1, 2013, the new MHSC was turned into a directly-held subsidiary of MHFG.

Operating segments of MHCB and MHBK were aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB were aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK were also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provided services to a wide range of customers and that did not belong to a specific Global Group were aggregated in Others.

Beginning on April 1, 2012, with the implementation of the “substantive one bank” structure, in addition to managing our business portfolio through the three Global Groups as described above, MHFG has also begun managing MHBK and MHCB as one entity substantively with four reportable segments: retail banking; corporate banking; international; and trading and others.

Beginning on April 1, 2013, MHFG moved to a new group operational structure and established ten business units such as personal banking unit, retail banking unit, corporate banking unit etc., and head-office coordination divisions to determine strategies and initiatives across the group-wide banking, trust banking, securities and other business areas, based on the ten business units across MHBK and MHCB under the “substantive one bank” structure, and the existing three global groups were abolished.

In addition, MHBK and MHCB merged on July 1, 2013 and were launched as the new MHBK.

The descriptions set forth below are effective as of the balance sheet date.

The Global Corporate Group

MHCB

MHCB was the main operating company of the Global Corporate Group and provided banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment provided a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offered included commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment mainly offered commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment supported the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It was also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also included costs incurred by headquarters functions of MHCB.

(4) MHSC

The former MHSC and the former MHIS merged to form the new MHSC in January, 2013. The new MHSC belonged to both of the Global Corporate Group and the Global Retail Group and provided full-line securities services to corporations, financial institutions, public sector entities and individuals.

(5) Others

This segment consisted of MHCB’s subsidiaries and affiliates other than MHSC. These entities offered financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK was the main operating company of the Global Retail Group. MHBK provided banking and other financial services mainly to individuals, SMEs and middle-market corporations through its domestic branches and ATM network.

(6) Retail banking

This segment offered banking products and services, including housing and other personal loans, credit cards, deposits, investment products and consulting services, to MHBK’s individual customers through its nationwide branches and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provided loans, syndicated loan arrangements, structured finance, advisory services, other banking services and capital markets financing to SMEs, middle-market corporations, local governmental entities and other public sector entities in Japan.

(8) Trading and others

This segment supported the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It was also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also included costs incurred by headquarters functions of MHBK.

(9) The former MHIS

The former MHIS merged with the former MHSC to form the new MHSC in January, 2013. The former MHIS offered securities services to individuals and corporate customers of the Global Retail Group and provided those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consisted of MHBK’s subsidiaries and affiliates other than the former MHIS. These entities, such as Mizuho Capital Co., Ltd. and Mizuho Business Financial Center Co., Ltd., offered financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB was the main operating company of the Global Asset & Wealth Management Group and offered products and services related to trust, real estate, securitization and structured finance, pension and asset management and stock transfers.

(12) Others

This segment included companies other than MHTB that were a part of the Global Asset & Wealth Management Group. These companies included TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., Ltd., which was an equity-method affiliate, and Mizuho Private Wealth Management Co., Ltd. They offered products and services related to trust and custody, asset management and private banking.

(13) Others

This segment consisted of MHFG and its subsidiaries that did not belong to a specific Global Group but provided their services to a wide range of customers. Under this segment, the MHFG Group offered non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting system as of March 31, 2013. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	171.4	90.3	133.3	(4.1)	77.4	583.9	545.4	224.3	253.7	67.4	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	131.3	86.9	68.6	120.5	42.1	305.8	253.3	32.1	136.8	84.4	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	302.7	177.2	201.9	116.4	119.5	889.7	798.7	256.4	390.5	151.8	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	88.5	60.3	96.1	144.8	75.7	608.5	556.4	218.6	227.6	110.2	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	214.2	116.9	105.8	(28.4)	(8.3)	267.2	242.3	37.8	162.9	41.6	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2013	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	157.0	109.6	135.1	(4.9)	89.3	550.6	513.8	210.6	234.3	68.9	0.4	36.4	40.5	41.1	(0.6)	(1.3)	1,075.9
Net noninterest income	572.8	333.4	141.1	104.7	87.6	184.2	55.2	360.3	313.7	37.4	162.0	114.3	35.1	11.5	130.9	82.5	48.4	31.8	1,095.8

Total	1,058.9	735.1	298.1	214.3	222.7	179.3	144.5	910.9	827.5	248.0	396.3	183.2	35.5	47.9	171.4	123.6	47.8	30.5	2,171.7
General and administrative expenses	471.9	241.1	80.0	61.5	99.6	142.8	88.0	568.2	524.4	209.3	216.7	98.4	30.7	13.1	114.3	74.3	40.0	16.6	1,171.0
Others	(50.0)	—	—	—	—	—	(50.0)	(7.4)	—	—	—	—	—	(7.4)	(1.7)	—	(1.7)	(29.4)	(88.5)

Net business profits (losses)	537.0	494.0	218.1	152.8	123.1	36.5	6.5	335.3	303.1	38.7	179.6	84.8	4.8	27.4	55.4	49.3	6.1	(15.5)	912.2

Notes:

(1)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(2)	Beginning the fiscal year ended March 31, 2013, with the implementation of the “substantive one bank” structure, new allocation methods among segments within MHCB and MHBK have been applied to the calculation of the respective “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2012 have been reclassified under new allocation methods.
(3)	As for the fiscal year ended March 31, 2013, “MHSC (4)” reports the sum of the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, following the merger of the former MHSC and the former MHIS conducted in January 2013. “The former MHIS (9)” reports the performance of the former MHIS for the first three quarters.

“Substantive One Bank” Structure

	MHBK and MHCB (“Substantive One Bank” Structure)
2011	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	248.2	442.9	86.3	190.2	967.6
Net noninterest income	34.6	240.1	56.9	188.4	520.0

Total	282.8	683.0	143.2	378.6	1,487.6
General and administrative expenses	237.7	312.5	62.1	177.5	789.8
Others	—	—	—	—	—

Net business profits	45.1	370.5	81.1	201.1	697.8

	MHBK and MHCB (“Substantive One Bank” Structure)
2012	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	425.1	90.3	200.7	940.4
Net noninterest income	32.1	268.1	86.9	153.0	540.1

Total	256.4	693.2	177.2	353.7	1,480.5
General and administrative expenses	218.6	316.1	60.3	206.3	801.3
Others	—	—	—	—	—

Net business profits	37.8	377.1	116.9	147.4	679.2

	MHBK and MHCB (“Substantive One Bank” Structure)
2013	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	210.6	391.3	109.6	204.0	915.5
Net noninterest income	37.4	303.1	104.7	201.9	647.1

Total	248.0	694.4	214.3	405.9	1,562.6
General and administrative expenses	209.3	296.7	61.5	198.0	765.5
Others	—	—	—	—	—

Net business profits	38.7	397.7	152.8	207.9	797.1

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2011, 2012 and 2013 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2011	2012	2013
	(in billions of yen)
Net business profits	741.7	719.1	912.2

U.S. GAAP adjustments	(98.4)	87.2	129.2
(Provision) credit for loan losses	(0.6)	23.0	(139.9)
Net gains (losses) related to equity investments	2.2	(90.5)	28.2
Non-recurring personnel expense	(22.8)	(39.3)	(23.5)
Gains on disposal of premises and equipment	13.5	19.9	12.4
(Provision) credit for losses on off-balance-sheet instruments	(4.4)	1.2	(4.6)
Others—net	(19.8)	(57.8)	(28.8)

Income before income tax expense	611.4	662.8	885.2

Foreign activities	12 Months Ended
Mar. 31, 2013
Foreign activities

30. Foreign activities

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Fiscal year ended March 31, 2013:
Total revenue (1)	2,190.7	383.7	125.8	162.6	2,862.8
Total expenses (2)	1,668.9	140.5	48.4	119.8	1,977.6

Income before income tax expense	521.8	243.2	77.4	42.8	885.2

Net income	524.7	252.3	75.0	29.2	881.2

Total assets at end of fiscal year	126,768.8	31,168.8	10,591.2	10,218.2	178,747.0

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2013
Mizuho Financial Group, Inc., parent company

31. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2012	2013
	(in millions of yen)
Assets:
Cash and due from banks	167	200
Interest-bearing deposits in other banks	14,286	26,165
Investments in subsidiaries and affiliated companies	5,817,075	6,962,630
Other	79,328	152,351

Total	5,910,856	7,141,346

Liabilities and shareholders’ equity:
Short-term borrowings	1,181,070	1,146,995
Long-term debt	240,000	240,000
Other liabilities	19,020	26,231
Shareholders’ equity	4,470,766	5,728,120

Total	5,910,856	7,141,346

Condensed statements of income

	2011	2012	2013
	(in millions of yen)
Income:
Dividends from subsidiaries	16,544	7,955	233,056
Management fees from subsidiaries	29,879	29,747	28,835
Other income	22,157	12,643	34,668

Total	68,580	50,345	296,559

Expenses:
Operating expenses	19,674	21,260	21,075
Interest expense	16,165	16,383	15,870
Other expense	4,471	1,431	1,207

Total	40,310	39,074	38,152

Equity in undistributed net income of subsidiaries	384,463	645,308	617,565

Income before income tax expense	412,733	656,579	875,972
Income tax expense	64	190	560

Net income	412,669	656,389	875,412

Condensed statements of cash flows

	2011	2012	2013
	(in millions of yen)
Cash flows from operating activities:
Net income	412,669	656,389	875,412
Adjustments and other	(396,510)	(644,977)	(685,149)

Net cash provided by operating activities	16,159	11,412	190,263

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(751,620)	(212)	—
Net change in other investing activities	(43,582)	80	1,570

Net cash provided by (used in) investing activities	(795,202)	(132)	1,570

Cash flows from financing activities:
Net change in short-term borrowings	161,265	60,000	(40,000)
Proceeds from issuance of common stock	751,620	146,499	—
Purchases of treasury stock	(3)	(2,560)	(7)
Dividends paid	(134,644)	(215,937)	(152,542)
Net change in other financing activities	818	730	749

Net cash provided by (used in) financing activities	779,056	(11,268)	(191,800)

Net increase in cash and due from banks	13	12	33
Cash and due from banks at beginning of fiscal year	142	155	167

Cash and due from banks at end of fiscal year	155	167	200

Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events

32. Subsequent events

Acquisition and cancellation of thirteenth series class XIII preferred stock

On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. The details are as follows.

(1) Aggregate number of shares acquired	36,690,000 shares
(2) Acquisition price per share	¥1,008.384
(3) Total amount of acquisition	¥36,997,608,960
(4) Aggregate number of share cancelled	36,690,000 shares
(all of the shares of the thirteenth series class XIII preferred stock acquired, as described in (1) above)
(5) Date of acquisition and cancellation	July 11, 2013

Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of presentation

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services. As of March 31, 2013, our major subsidiaries were Mizuho Bank, Ltd. (“MHBK”), Mizuho Corporate Bank, Ltd. (“MHCB”), Mizuho Trust & Banking Co., Ltd. (“MHTB”) and Mizuho Securities Co., Ltd. (“MHSC”). MHBK was a retail-oriented banking subsidiary and offered financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. MHCB was a wholesale banking subsidiary and offered various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. MHBK and MHCB conducted a merger on July 1, 2013. MHTB is a trust bank subsidiary and offers mainly trust-related products and consulting services. MHSC is a securities and investment banking subsidiary and offers full-line securities services to corporations, financial institutions, public sector entities and individuals. MHSC and Mizuho Investors Securities Co., Ltd. (“MHIS”) conducted a merger on January 4, 2013. The merger was accounted for as a transaction between entities under common control. Other major subsidiaries include Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 29 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. When determining whether to consolidate investee entities, we performed a careful analysis of the facts and circumstances of a particular relationship among entities as well as ownership of voting shares. The consolidated financial statements also include the accounts of the VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Repurchase transactions where the maturity of the security transferred as collateral matches the maturity of the repurchase agreements (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2012 and 2013 were ¥33,070 million and ¥0 million, respectively. Except for those repo-to-maturity transactions, there were no such transactions accounted for as sales.

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 8 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains (losses)—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax.

The credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 3 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of troubled debt restructuring (“TDR”) in accordance with ASC 310 “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accrual and amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans return to non-impaired loans, as well as accrual status, when the MHFG Group determines that the borrower poses no problems regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in TDR, in general, such loans return to non-impaired loans, as well as accrual status, when the borrower qualifies for an obligor rating of D or above. See Note 4 “Loans” for the definitions of obligor ratings.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing.

Allowance and provision (credit) for loan losses

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines the debtor as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors classified in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based either on (1) the present value of expected future cash flows, after considering restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the value of the collateral and its legal enforceability. The Group also conducts subsequent re-evaluations at least once a year. As to real estate, valuation is generally conducted by an appraising subsidiary which is independent from the Group’s loan origination sections using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally retains third-party appraisers to conduct the valuation. As to listed securities, observable market prices are used for valuation.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) through the most recently available data for the past six years, in the case of normal obligors; and (b) through the most recently available data since April 2002, which is when MHBK and MHCB were newly formed, in the case of watch obligors; and (2) the loss given default through the most recently available data for the past six years. As to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment default, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 to 10 years. Internal use software is reviewed for impairment when triggering events occur.

Goodwill

Goodwill

Goodwill represents the excess of the total fair value of the acquired company which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

Pension and other employee benefits

MHFG and certain subsidiaries sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Stock-based compensation	Stock-based compensation The compensation cost associated with stock compensation-type stock options is measured with fair value method using the Black-Scholes option pricing model.
Long-term debt	Long-term debt Premiums, discounts and issuance costs of long-term debt are amortized based on a method that approximates the interest method over the terms of the long-term debt.
Obligations under guarantees

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 27 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 27 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Fees on securities-related business and fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Fees on credit-related business, excluding loan origination fees to be deferred and recognized over the loan period as an adjustment of yield, are generally recognized either at one time when the service is rendered or over the related transaction period. Fees and commissions are presented on a gross basis and exclusive of consumption taxes.

Income taxes

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 17 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Useful Lives For Property Plant Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Investments (Tables)	12 Months Ended
Mar. 31, 2013
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	30,709,499	79,378	5,677	30,783,200
Japanese local gov’t bonds	239,695	4,109	47	243,757
U.S. Treasury bonds and federal agency securities	177,438	623	36	178,025
Other foreign gov’t bonds	596,305	1,914	94	598,125
Agency mortgage-backed securities (Note)	986,646	20,496	1,429	1,005,713
Residential mortgage-backed securities	430,325	13,889	2,131	442,083
Commercial mortgage-backed securities	246,169	7,487	3,528	250,128
Japanese corporate bonds and other debt securities	2,197,270	22,582	5,288	2,214,564
Foreign corporate bonds and other debt securities	542,958	17,768	1,803	558,923
Equity securities (marketable)	1,699,475	1,440,102	144	3,139,433

Total	37,825,780	1,608,348	20,177	39,413,951

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,000,403	20,023	82	3,020,344

Total	3,000,403	20,023	82	3,020,344

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,345,014	13,349,365	100,032	100,770
Due after one year through five years	16,120,370	16,166,503	2,900,371	2,919,574
Due after five years through ten years	5,058,100	5,115,719	—	—
Due after ten years	1,602,821	1,642,931	—	—

Total	36,126,305	36,274,518	3,000,403	3,020,344

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (1)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

2013
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,059,495	1,520	406,684	4,157	5,466,179	5,677
Japanese local gov’t bonds	27,243	47	—	—	27,243	47
U.S. Treasury bonds and federal agency securities	69,168	36	—	—	69,168	36
Other foreign gov’t bonds	207,942	94	—	—	207,942	94
Agency mortgage-backed securities (2)	90,832	1,429	—	—	90,832	1,429
Residential mortgage-backed securities	12,778	9	122,363	2,122	135,141	2,131
Commercial mortgage-backed securities	7,159	111	122,588	3,417	129,747	3,528
Japanese corporate bonds and other debt securities	88,146	333	222,516	4,955	310,662	5,288
Foreign corporate bonds and other debt securities	54,599	114	65,417	1,689	120,016	1,803
Equity securities (marketable)	8,488	128	699	16	9,187	144

Total	5,625,850	3,821	940,267	16,356	6,566,117	20,177

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,730	82	—	—	199,730	82

Total	199,730	82	—	—	199,730	82

Notes:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.

Other Investments Disclosure

The following table summarizes the composition of other investments:

	2012	2013
	(in millions of yen)
Equity method investments	231,730	225,696
Investments held by consolidated investment companies	190,343	75,780
Other equity interests	560,816	536,659

Total other investments	982,889	838,135

Loans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,586,608	8,078,871
Construction and real estate	7,270,414	7,477,853
Services	3,981,279	3,972,011
Wholesale and retail	5,295,142	5,355,974
Transportation and communications	3,200,570	3,147,106
Banks and other financial institutions	3,501,266	3,142,998
Government and public institutions	6,911,725	6,907,426
Other industries (Note)	4,318,959	4,521,994
Individuals:
Mortgage loans	11,191,410	11,234,561
Other	719,346	741,519

Total domestic	53,976,719	54,580,313

Foreign:
Commercial and industrial	8,146,215	10,481,071
Banks and other financial institutions	3,343,181	4,088,651
Government and public institutions	521,988	595,911
Other (Note)	90,470	199,518

Total foreign	12,101,854	15,365,151

Total	66,078,573	69,945,464
Less: Unearned income and deferred loan fees—net	89,511	111,981

Total loans before allowance for loan losses	65,989,062	69,833,483

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2012 and 2013:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

2013
Domestic:
Manufacturing	4,171,212	2,615,406	119,183	307,946	498,638	22,569	8,013	335,904	8,078,871
Construction and real estate	2,524,644	3,486,850	659,844	148,893	387,254	20,671	664	249,033	7,477,853
Services	1,736,931	1,734,482	219,089	4,035	160,754	26,621	—	90,099	3,972,011
Wholesale and retail	1,853,573	2,699,053	261,322	83,065	236,545	49,710	11	172,695	5,355,974
Transportation and communications	2,236,404	685,237	94,233	350	59,573	12,274	—	59,035	3,147,106
Banks and other financial institutions	2,246,804	666,197	2,172	5,311	208,510	221	—	13,783	3,142,998
Government and public institutions	6,797,133	11,729	—	98,564	—	—	—	—	6,907,426
Other industries	1,620,061	743,214	3,341	2,058,974	13,044	448	77,548	5,364	4,521,994
Individuals	—	191,360	11,219,209	170,768	33,618	121,468	4,032	235,625	11,976,080

Total domestic	23,186,762	12,833,528	12,578,393	2,877,906	1,597,936	253,982	90,268	1,161,538	54,580,313

Foreign:
Total foreign	8,293,654	3,650,488	4,881	2,021,284	980,343	137	111,684	302,680	15,365,151

Total	31,480,416	16,484,016	12,583,274	4,899,190	2,578,279	254,119	201,952	1,464,218	69,945,464

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2012 and 2013.

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

2013
Domestic:
Manufacturing	325,727	10,177	335,904	365,049	118,475	299,978	5,297
Construction and real estate	189,060	59,973	249,033	269,770	46,574	227,920	2,824
Services	77,982	12,117	90,099	106,397	22,153	103,113	1,949
Wholesale and retail	160,477	12,218	172,695	189,231	62,962	186,594	3,076
Transportation and communications	55,202	3,833	59,035	61,554	18,870	54,633	1,220
Banks and other financial institutions	13,727	56	13,783	13,821	5,007	11,950	227
Other industries	5,224	140	5,364	5,484	3,818	4,791	73
Individuals	116,875	118,750	235,625	252,182	9,429	250,718	4,343

Total domestic	944,274	217,264	1,161,538	1,263,488	287,288	1,139,697	19,009

Foreign:
Total foreign	297,859	4,821	302,680	305,801	119,053	220,561	5,321

Total	1,242,133	222,085	1,464,218	1,569,289	406,341	1,360,258	24,330

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million as of March 31, 2013 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents TDRs that were made during the fiscal years ended March 31, 2012 and 2013.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (1)	Charge-offs (2)
	(in millions of yen)
2012
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

2013
Domestic:
Manufacturing	—	—	277,957
Construction and real estate	—	—	129,908
Services	—	—	68,930
Wholesale and retail	—	1,243	218,497
Transportation and communications	—	—	52,206
Banks and other financial institutions	—	—	34,468
Other industries	—	—	1,809
Individuals	—	—	62,160

Total domestic	—	1,243	845,935

Foreign:
Total foreign	1,062	3,750	140,064

Total	1,062	4,993	985,999

Notes:

(1)	Amounts represent book values of loans immediately after the restructurings.
(2)	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents payment defaults occurred during the fiscal years ended March 31, 2012 and 2013 with respect to the loans modified as TDR within the previous twelve months.

	Recorded investment
	2012	2013
	(in millions of yen)
Domestic:
Manufacturing	7,337	18,740
Construction and real estate	4,116	18,751
Services	7,863	5,976
Wholesale and retail	9,999	19,920
Transportation and communications	20,278	4,386
Banks and other financial institutions	—	—
Other industries	—	—
Individuals	800	5,517

Total domestic	50,393	73,290

Foreign:
Total foreign	3,475	6,374

Total	53,868	79,664

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2012 and 2013:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573

2013
Domestic:
Manufacturing	3,788	1,911	32,830	38,529	8,040,342	8,078,871
Construction and real estate	11,815	4,038	69,333	85,186	7,392,667	7,477,853
Services	3,385	1,916	13,829	19,130	3,952,881	3,972,011
Wholesale and retail	2,771	2,851	16,483	22,105	5,333,869	5,355,974
Transportation and communications	711	558	3,687	4,956	3,142,150	3,147,106
Banks and other financial institutions	—	—	6	6	3,142,992	3,142,998
Government and public institutions	—	—	—	—	6,907,426	6,907,426
Other industries	—	18	122	140	4,521,854	4,521,994
Individuals	41,987	24,114	69,774	135,875	11,840,205	11,976,080

Total domestic	64,457	35,406	206,064	305,927	54,274,386	54,580,313

Foreign:
Total foreign	127	885	11,132	12,144	15,353,007	15,365,151

Total	64,584	36,291	217,196	318,071	69,627,393	69,945,464

Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011(1) (2)
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (3)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (3)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (3)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Certain Allowance for loan losses booked in other portfolio segment is classified to retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(3)	Others include primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2012 and 2013:

	Corporate	Retail	Other	Total
	(in millions of yen)
2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (Note)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

2013
Allowance for loan losses	641,895	109,189	21,873	772,957

of which individually evaluated for impairment	398,622	14,815	9,247	422,684
of which collectively evaluated for impairment	243,273	94,374	12,626	350,273

Loans (Note)	51,801,814	13,007,792	5,135,858	69,945,464

of which individually evaluated for impairment	1,160,489	45,961	59,974	1,266,424
of which collectively evaluated for impairment	50,641,325	12,961,831	5,075,884	68,679,040

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.

Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

Premises and equipment at March 31, 2012 and 2013 consist of the following:

	2012	2013
	(in millions of yen)
Land	271,083	268,948
Buildings	735,188	743,473
Equipment and furniture	480,068	418,647
Leasehold improvements	89,200	90,306
Construction in progress	11,575	23,875
Software	668,448	657,702

Total	2,255,562	2,202,951
Less: Accumulated depreciation and amortization	1,150,693	1,110,962

Premises and equipment—net	1,104,869	1,091,989

Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274
2013
Balance at beginning of fiscal year	1,843	3,792	5,635
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	336	176	512
Balance at end of fiscal year	2,179	3,968	6,147

Gross amount of goodwill	27,894	43,527	71,421
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2012 and 2013.

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	13,721	60,228	73,949	19,238	54,711
Other	2,399	2,071	328	2,363	2,050	313

Total	76,348	15,792	60,556	76,312	21,288	55,024

Intangible assets not subject to amortization:
Total	9,744	—	9,744	9,450	—	9,450

Total	86,092	15,792	70,300	85,762	21,288	64,474

Note:	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Schedule of Expected Amortization Expense

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2014	5,668
2015	5,331
2016	5,038
2017	4,760
2018	4,579

Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Interest-bearing deposits in other banks	47	28
Trading account assets	12,124	13,752
Available-for-sale securities	17,912	15,939
Loans	9,107	8,860
Other assets	1,009	900

Total	40,199	39,479

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2012 and 2013 are summarized below:

	2012	2013
	(in billions of yen)
Deposits	450	259
Call money and funds purchased	1,596	1,580
Payables under repurchase agreements	5,393	7,726
Payables under securities lending transactions	7,635	11,092
Other short-term borrowings	9,825	5,626
Long-term debt	3,129	321

Total	28,028	26,604

Deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$106 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2013) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Domestic offices:
Time deposits	17,232,463	18,302,196
Certificates of deposit	8,397,493	11,393,094

Total	25,629,956	29,695,290

Foreign offices:
Time deposits	6,420,138	8,209,016
Certificates of deposit	3,427,254	3,933,688

Total	9,847,392	12,142,704

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2013 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,905,299	11,386,754	35,292,053
Due after one year through two years	2,115,618	6,340	2,121,958
Due after two years through three years	1,395,615	—	1,395,615
Due after three years through four years	356,805	—	356,805
Due after four years through five years	392,889	—	392,889
Due after five years	135,049	—	135,049

Total	28,301,275	11,393,094	39,694,369

Foreign offices:
Due in one year or less	8,202,339	3,927,672	12,130,011
Due after one year through two years	5,381	6,016	11,397
Due after two years through three years	3,140	—	3,140
Due after three years through four years	1,948	—	1,948
Due after four years through five years	883	—	883
Due after five years	401	—	401

Total	8,214,092	3,933,688	12,147,780

Total	36,515,367	15,326,782	51,842,149

Long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2012 and 2013 is comprised of the following:

	2012	2013
	(in millions of yen)
Obligations under capital leases	20,851	24,406
Loan participation borrowings	59,517	62,332
Senior borrowings and bonds	4,438,602	4,784,010
Subordinated borrowings and bonds	3,942,848	3,931,475

Total	8,461,818	8,802,223

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2012	2013
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.63	Apr. 2013-Jul. 2040	2,884,693	2,741,475
fixed rate denominated in U.S. dollars	0.01-7.49	Apr. 2013-Perpetual	126,371	520,714
fixed rate denominated in other currencies	3.90-5.00	Sep. 2014-Nov. 2022	63	683
floating rate denominated in Japanese yen	0.00-17.68	Apr. 2013-Mar. 2043	1,117,315	1,065,708
floating rate denominated in U.S. dollars	0.00-7.00	Apr. 2013-Mar. 2028	309,567	426,515
floating rate denominated in other currencies	0.05-0.48	Feb. 2014-Jul. 2014	593	28,915

Total			4,438,602	4,784,010

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.09-4.74	Apr. 2013-Perpetual	3,366,558	3,393,092
fixed rate denominated in U.S. dollars	4.30-14.91	Apr. 2014-Perpetual	243,299	419,383
floating rate denominated in Japanese yen	0.93-2.73	May 2013-Perpetual	331,348	119,000
floating rate denominated in U.S. dollars	—	—	1,643	—

Total			3,942,848	3,931,475

Total			8,381,450	8,715,485

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2013.
(2)	Maturity information shown is the range of maturities at March 31, 2013.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2013:

(in millions of yen)
Fiscal years ending March 31:
2014	847,915
2015	1,169,892
2016	1,164,627
2017	772,925
2018	985,673
2019 and thereafter	3,861,191

Total	8,802,223

Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	907,671
Collateral provided for derivative transactions	822,358	742,307
Prepaid pension cost	6,509	153,414
Miscellaneous receivables	70,660	120,322
Security deposits	106,682	102,031
Loans held for sale	6,650	9,820
Financial Stabilization Funds	189,146	—
Other	566,846	566,386

Total	2,583,915	2,601,951

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,560,345
Guaranteed trust principal	550,869	535,720
Collateral accepted for derivative transactions	366,928	503,101
Factoring amounts owed to customers	371,602	375,933
Miscellaneous payables	296,690	260,665
Unearned income	141,967	141,189
Accrued pension liability	27,060	24,793
Other	923,775	966,380

Total	4,544,762	4,368,126

Preferred stock (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Conversions of Stock

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

Schedule of Stockholders Equity

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

Class of stock	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012	Net change	Issued at March 31, 2013
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Convertible Preferred Stock
Schedule of Stock by Class

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2013 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2011, 2012 and 2013 is as follows:

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

2013	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	574,087,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	574,087,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common Stock
Schedule of Stock by Class

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(shares)
Balance at beginning of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	287,787,630	151,921,540	116,698,750
Issuance of new shares of common stock by exercise of stock acquisition rights	—	4,748,000	—
Issuance of new shares of common stock by public offering	5,609,000,000	—	—
Issuance of new shares of common stock by way of third-party allotment	391,000,000	—	—
Issuance of new shares of common stock for stock exchanges	—	2,109,310,867	—

Balance at end of fiscal year	21,782,185,320	24,048,165,727	24,164,864,477

Dividends (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

2013	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	7,451
Thirteenth series class XIII preferred stock	30	1,101
Common stock	6	144,170

Total		152,722

Notes:

(1)	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2013
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital (Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2012 and 2013 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2012 (1)		2013
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	—	—	2,059	3.50
Actual	—	—	4,804	8.16
Tier 1 capital:
Required	2,006	4.00	2,647	4.50
Actual	6,399	12.76	6,487	11.02
Total risk-based capital:
Required	4,012	8.00	4,706	8.00
Actual	7,775	15.50	8,345	14.18
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,292	3.50
Actual	—	—	3,195	8.65
Tier 1 capital:
Required	1,116	4.00	1,661	4.50
Actual	4,431	15.87	4,071	11.03
Total risk-based capital:
Required	2,233	8.00	2,953	8.00
Actual	4,976	17.83	5,130	13.89
MHBK(1) (3):
Tier 1 capital:
Required	426	2.00	408	2.00
Actual	2,428	11.39	2,382	11.66
Total risk-based capital:
Required	852	4.00	816	4.00
Actual	3,307	15.52	3,071	15.04
MHTB:
Common Equity Tier 1 capital:
Required	—	—	91	3.50
Actual	—	—	344	13.24
Tier 1 capital:
Required	95	4.00	117	4.50
Actual	335	14.02	344	13.24
Total risk-based capital:
Required	191	8.00	208	8.00
Actual	436	18.26	448	17.22
Non-consolidated:
MHCB(2):
Common Equity Tier 1 capital:
Required	—	—	1,143	3.50
Actual	—	—	2,993	9.16
Tier 1 capital:
Required	1,012	4.00	1,470	4.50
Actual	4,135	16.34	3,980	12.18
Total risk-based capital:
Required	2,024	8.00	2,613	8.00
Actual	5,107	20.19	5,008	15.33
MHBK (1) (3):
Tier 1 capital:
Required	413	2.00	399	2.00
Actual	2,380	11.51	2,294	11.49
Total risk-based capital:
Required	826	4.00	798	4.00
Actual	3,227	15.62	3,087	15.46
MHTB:
Common Equity Tier 1 capital:
Required	—	—	90	3.50
Actual	—	—	345	13.46
Tier 1 capital:
Required	94	4.00	115	4.50
Actual	332	14.13	345	13.46
Total risk-based capital:
Required	188	8.00	205	8.00
Actual	433	18.42	446	17.44

Notes:

(1)	The amounts and ratios as of March 31, 2012 and the amounts and ratios of MHBK as of March 31, 2013 were calculated in accordance with Basel II.
(2)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
(3)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Tier 1 capital.

Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	412,669	656,389	875,412
Less: Net income attributable to preferred shareholders	9,438	8,672	8,221

Net income attributable to common shareholders	403,231	647,717	867,191

Effect of dilutive securities:
Convertible preferred stock	8,337	7,571	7,121
Stock compensation-type stock options	(19)	—	—

Net income attributable to common shareholders after assumed conversions	411,549	655,288	874,312

	2011	2012	2013
	(thousands of shares)
Shares:
Weighted average common shares outstanding	19,722,818	23,073,544	24,053,282

Effect of dilutive securities:
Convertible preferred stock (Note)	1,682,139	1,384,367	1,291,854
Stock compensation-type stock options	10,152	11,628	20,093

Weighted average common shares after assumed conversions	21,415,109	24,469,539	25,365,229

	2011	2012	2013
	(in yen)
Amounts per common share:
Basic net income per common share	20.44	28.07	36.05

Diluted net income per common share	19.22	26.78	34.47

Note:	The number of the dilutive common shares is based on the applicable conversion prices.

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Components of Income Tax Expense (Benefit)

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Current:
Domestic	6,951	22,103	37,101
Foreign	11,412	32,714	10,754

Total current tax expense	18,363	54,817	47,855

Deferred:
Domestic	174,667	(36,777)	(40,021)
Foreign	197	(4,162)	(3,810)

Total deferred tax expense	174,864	(40,939)	(43,831)

Total income tax expense	193,227	13,878	4,024

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2011	2012	2013
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(131,416)	29,925	235,274
Less: reclassification adjustments	(32,473)	18,249	(33,988)

Total	(163,889)	48,174	201,286

Pension liability adjustments:
Unrealized gains (losses)	(42,090)	2,367	34,171
Less: reclassification adjustments	6,206	8,992	5,913

Total	(35,884)	11,359	40,084

Total tax effect before allocation to noncontrolling interests	(199,773)	59,533	241,370

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	611,357	662,835	885,180
Effective statutory tax rate	40.69%	40.69%	38.01%

Income tax calculated at the statutory tax rate	248,761	269,708	336,457
Income not subject to tax	(17,334)	(18,295)	(18,320)
Expenses not deductible for tax purposes	1,517	1,469	1,348
Tax rate differentials of subsidiaries	3,288	(4,142)	(10,535)
Change in valuation allowance	(135,867)	(371,271)	(1,352,597)
Change in undistributed earnings of subsidiaries	10,724	(7,118)	12,233
Change in net operating loss carryforwards resulting from intercompany capital transactions	1,484	162	227
Expiration of net operating loss carryforwards	76,903	33,576	1,026,439
Effect of enacted change in tax rates (Note)	—	107,011	—
Other	3,751	2,778	8,772

Income tax expense (benefit)	193,227	13,878	4,024

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG’s tax returns for the fiscal year ended March 31, 2013 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal years ending March 31, 2014 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Deferred tax assets:
Investments	1,063,804	889,305
Allowance for loan losses	333,231	337,453
Trading account assets	58,598	—
Prepaid pension cost and accrued pension liabilities	11,559	—
Undistributed earnings of subsidiaries	1,193	—
Net operating loss carryforwards	1,476,045	450,016
Other	282,998	264,661

	3,227,428	1,941,435
Valuation allowance	(1,952,899)	(584,665)

Deferred tax assets, net of valuation allowance	1,274,529	1,356,770

Deferred tax liabilities:
Available-for-sale securities	368,929	567,608
Prepaid pension cost and accrued pension liabilities	—	39,937
Derivative financial instruments	28,021	35,391
Premises and equipment	3,838	12,304
Trading account assets	—	11,101
Undistributed earnings of subsidiaries	—	11,040
Other	52,863	51,913

Deferred tax liabilities	453,651	729,294

Net deferred tax assets	820,878	627,476

Summary of Operating Loss Carryforwards

These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2014	16
2015	1
2016	—
2017	—
2018	868
2019 and thereafter	506

Total	1,391

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	4,193	1,829	2,160

Gross amount of increases (decreases) related to positions taken during prior years	117	362	(471)
Gross amount of increases related to positions taken during the current year	20	244	29
Amount of decreases related to settlements	(2,218)	(227)	(559)
Foreign exchange translation	(283)	(48)	295

Total unrecognized tax benefits at end of fiscal year	1,829	2,160	1,454

Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2011, 2012 and 2013 includes the following components:

	2011	2012	2013
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,761	27,734	30,422
Interest costs on projected benefit obligation	25,182	24,267	23,186
Expected return on plan assets	(40,209)	(28,234)	(32,237)
Amortization of prior service benefit	(319)	(318)	(319)
Amortization of net actuarial loss (gain)	15,532	25,595	16,936
Special termination benefits (Note)	4,222	14,115	5,454

Net periodic benefit cost	32,169	63,159	43,442

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2012 and 2013 were summarized as follows:

	2012	2013
	(in millions of yen)
Net actuarial gain (loss)	25,401	103,683
Amortization of net actuarial loss (gain)	25,595	16,936
Prior service benefit (cost)	—	(1,782)
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	50,678	118,518

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.83%	1.73%	1.44%
Rates of increase in future compensation level	2.28-6.15%	2.33-6.46%	2.31-6.57%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Expected rates of return on plan assets	3.10%	2.27%	2.40%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013 for the plans of MHFG and its subsidiaries:

	2012	2013
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,316	1,343,714
Service cost	27,734	30,422
Interest cost	24,267	23,186
Plan participants’ contributions	1,186	1,184
Amendments	—	1,782
Actuarial loss (gain)	32,307	63,140
Foreign exchange translation	(364)	2,209
Benefits paid	(51,981)	(49,593)
Lump-sum payments	(17,751)	(16,921)

Benefit obligation at end of fiscal year	1,343,714	1,399,123

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058	1,323,163
Actual return (negative return) on plan assets	85,935	199,341
Foreign exchange translation	(289)	1,783
Employer contributions	62,254	51,866
Plan participants’ contributions	1,186	1,184
Benefits paid	(51,981)	(49,593)

Fair value of plan assets at end of fiscal year	1,323,163	1,527,744

Funded status	(20,551)	128,621

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509	153,414
Accrued pension liability	(27,060)	(24,793)

Net amount recognized	(20,551)	128,621

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	1,661	(440)
Net actuarial gain (loss)	(356,978)	(236,359)

Net amount recognized	(355,317)	(236,799)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	87,935	95,789
Fair value of plan assets	60,831	70,690
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	91,210
Fair value of plan assets	60,831	70,690

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2014	63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	357,978

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2013 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2012 and 2013, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2012						2013
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	601		—		—	601	716		—		—	716
Pooled funds (2)	—		70		—	70	—		86		—	86
Japanese debt securities:
Government bonds	183		—		—	183	179		—		—	179
Pooled funds (2)	—		41		—	41	—		46		—	46
Other	—		8		—	8	—		7		—	7
Foreign equity securities:
Common stocks	43		—		—	43	54		2		—	56
Pooled funds (2)	—		77		—	77	—		92		—	92
Foreign debt securities:
Government bonds	61		4		—	65	71		4		—	75
Pooled funds (2)	—		52		—	52	—		46		—	46
Other	—		16		—	16	—		23		—	23
General account of life insurance companies (3)	—		108		—	108	—		111		—	111
Hedge funds	—		—		1	1	—		—		1	1
Other	60	(4)	(2	) (5)	—	58	92	(4)	(2	) (5)	—	90

Total assets at fair value	948		374		1	1,323	1,112		415		1	1,528

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Stock-based compensation (Tables) (Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited)	12 Months Ended
Mar. 31, 2013
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2013:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	19,491,000	1
Granted during fiscal year	11,776,000	1
Exercised during fiscal year	7,365,000	1
Forfeited during fiscal year	39,000	1

Outstanding at end of fiscal year	23,863,000	1	18.69	4,725

Exercisable at end of fiscal year	729,000	1	18.53	144

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2012	2013
Risk-free interest rate	0.15%	0.10%
Expected volatility	34.04%	29.30%
Expected remaining term (in years)	2.34	2.42
Expected dividend yield	5.66%	4.69%

Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Derivative Instruments

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2012 and 2013. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2013	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,698	—	10,350	—	10,018
Foreign exchange contracts	118,708	—	3,099	10	2,973
Equity-related contracts	3,419	—	182	—	177
Credit-related contracts	5,266	—	59	—	44
Other contracts	522	—	38	—	27

Total	982,613	—	13,728	10	13,239

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2011		2012		2013
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Total	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥(1,144) million, ¥1,893 million and ¥13,858 million were reclassified to earnings for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Disclosure of Credit Derivatives

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2012 and 2013:

	2012		2013
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,072	(2)	1,810	1
Non-investment grade	1,303	2	652	1

Total	3,375	—	2,462	2

Credit protection purchased	3,651	23	2,870	13

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2012 and 2013:

	Maximum payout/Notional amount
	2012	2013
	(in billions of yen)
One year or less	1,422	620
After one year through five years	1,896	1,720
After five years	57	122

Total	3,375	2,462

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
	2011	2012	2013
	(in millions of yen)
Interest rate contracts (1)	250,222	261,632	219,422
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,143)	(59,421)
Credit-related contracts (2)	(15,220)	(5,575)	(6,877)
Other contracts	1,943	283	(2,378)

Total	142,664	102,939	59,446

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

2013	Maximum potential/Contractual or Notional amount	Amount by expiration period

		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,750	935	619	196
Guarantees on loans	452	159	51	242
Guarantees on securities	146	19	127	—
Other guarantees	1,068	826	217	25
Guarantees for the repayment of trust principal	171	—	133	38
Liabilities of trust accounts	8,606	8,428	72	106
Derivative financial instruments	23,582	10,185	11,837	1,560

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Investment grade	2,125	2,387
Non-investment grade	1,128	1,029

Total	3,253	3,416

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Commitments to extend credit (Note)	53,088	59,101
Commercial letters of credit	536	608

Total	53,624	59,709

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2013 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2014	5,926	43,129
2015	4,997	19,835
2016	4,408	15,007
2017	3,690	10,771
2018	3,045	7,425
2019 and thereafter	3,704	20,337

Total minimum lease payments	25,770	116,504

Amount representing interest	1,364

Present value of minimum lease payments	24,406

Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2012 and 2013:

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

	Consolidated VIEs	Significant unconsolidated VIEs
2013	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,212	—	—
Asset-backed securitizations	385	463	37
Investments in securitization products	—	530	206
Investment funds	1,175	2,770	302
Trust arrangements and other	39	—	—

Total	3,811	3,763	545

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2012 and 2013:

Assets on balance sheets related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Trading account assets	46	46
Investments	202	206
Loans	120	308

Total	368	560

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Payables under securities lending transactions	15	14

Total	15	14

Maximum exposure to loss	367	545

Fees and commissions income (Tables)	12 Months Ended
Mar. 31, 2013
Other Income and Other Expense Disclosure

Details of Fees and commissions income for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	(in millions of yen)
Securities-related business	125,534	116,567	132,787
Deposits, debentures and lending business	95,209	97,509	113,989
Remittance business	105,314	105,015	104,574
Trust fees	47,201	45,990	45,621
Fees for other customer services	208,842	210,332	215,837

Total	582,100	575,413	612,808

Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2013
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2011, 2012 and 2013 are comprised of the following:

	2011	2012	2013
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	55,339	227,056	468,029
Derivative contracts:
Interest rate contracts (1)	250,027	261,568	219,385
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,150)	(59,462)
Credit-related contracts (2)	(7,012)	(2,184)	(174)
Other contracts	1,943	283	(2,378)

Total	206,016	333,315	534,100
Foreign exchange gains (losses)—net (3)	55,998	98,054	20,514

Net trading gains (losses)	262,014	431,369	554,614

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.

Fair value (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013, including those for which the MHFG Group has elected the fair value option, are summarized below:

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (2)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (3)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

2013	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	4,651	49	—	4,700
Japanese local gov’t bonds	—	125	—	125
U.S. Treasury bonds and federal agency securities	5,777	306	—	6,083
Other foreign gov’t bonds	2,235	194	—	2,429
Agency mortgage-backed securities	2,055	596	—	2,651
Residential mortgage-backed securities	—	—	100	100
Commercial mortgage-backed securities	—	3	91	94
Certificates of deposit and commercial paper	—	1,318	—	1,318
Corporate bonds and other	50	1,176	417	1,643
Equity securities	622	503	71	1,196
Derivatives:
Interest rate contracts	7	10,319	24	10,350
Foreign exchange contracts	5	3,066	28	3,099
Equity-related contracts	45	114	23	182
Credit-related contracts	—	30	29	59
Other contracts	—	18	20	38
Available-for-sale securities:
Japanese government bonds	29,198	1,585	—	30,783
Japanese local gov’t bonds	—	244	—	244
U.S. Treasury bonds and federal agency securities	178	—	—	178
Other foreign gov’t bonds	334	264	—	598
Agency mortgage-backed securities	144	862	—	1,006
Residential mortgage-backed securities	—	150	292	442
Commercial mortgage-backed securities	—	—	250	250
Japanese corporate bonds and other debt securities	—	2,000	215	2,215
Foreign corporate bonds and other debt securities	12	345	202	559
Equity securities (marketable)	2,975	164	—	3,139
Other investments	1	—	75	76

Total assets at fair value on a recurring basis (2)	48,289	23,431	1,837	73,557

Liabilities:
Trading securities sold, not yet purchased	3,338	182	—	3,520
Derivatives:
Interest rate contracts	8	9,997	13	10,018
Foreign exchange contracts	4	2,968	11	2,983
Equity-related contracts	51	110	16	177
Credit-related contracts	—	35	9	44
Other contracts	—	8	19	27
Long-term debt (3)	—	171	381	552

Total liabilities at fair value on a recurring basis	3,401	13,471	449	17,321

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2012 and 2013:

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(2)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (2)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (2)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (2)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (2)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (1):
Interest rate contracts	(20)	6	(2)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(2)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (2)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (2)	—	—	—	—	—	23	1
Other contracts	20	1	(2)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(3)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(3)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (3)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(3)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (4)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (5)	—	—	—	80	(69)	460	(6)

2013	April 1, 2012	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2013	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	159	17	(7)	—		—	—	2	(7)	—	(71)	100	6
Commercial mortgage-backed securities	26	1	(7)	—		—	—	72	(1)	—	(7)	91	—
Corporate bonds and other	355	72	(7)	—		14	(8)	609	(544)	—	(81)	417	42
Equity securities	82	4	(7)	—		3	(3)	10	(25)	—	—	71	(1)
Derivatives, net (1):
Interest rate contracts	(10)	16	(7)	—		—	—	—	—	—	5	11	16
Foreign exchange contracts	37	(18	) (7)	—		—	(8)	—	—	—	6	17	(21)
Equity-related contracts	22	(10	) (7)	—		—	—	—	—	—	(5)	7	(10)
Credit-related contracts	23	(6	) (7)	—		(1)	1	—	—	—	3	20	(5)
Other contracts	15	—	(7)	—		—	(14)	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	348	—	(8)	6	(9)	—	—	29	(1)	—	(90)	292	—
Commercial mortgage-backed securities	330	2	(8)	12	(9)	—	—	31	(16)	—	(109)	250	(5)
Japanese corporate bonds and other debt securities	226	—	(8)	1	(9)	—	—	95	—	—	(107)	215	—
Foreign corporate bonds and other debt securities	236	4	(8)	6	(9)	—	—	28	(4)	—	(68)	202	—
Other investments	189	12	(8)	—		—	—	6	(49)	—	(83)	75	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(7)	—		—	(1)	(41)	42	—	—	—	—
Long-term debt	460	(26	) (10)	—		4	(175)	—	—	142	(76)	381	(24)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(2)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(4)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(5)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
(7)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(8)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(9)	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
(10)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2013:

2013

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	392	Discounted cash flow	Prepayment rate	0%–24%
		Price-based	Default rate	0%–5%
			Recovery rate	70%–100%
			Discount margin	7bps–2,616bps

Commercial mortgage-backed securities	341	Discounted cash flow	Discount margin	9bps–3,929bps
Price-based

Corporate bonds and other debt securities	834	Discounted cash flow	Prepayment rate (1)	0%-43%
		Price-based	Default rate (1)	0%-8%
			Recovery rate (1)	15%-85%
			Discount margin (1)	0bps–4,918bps

			Discount margin (2)	0bps–1,232bps

Derivatives, net:
Interest rate contracts	11	Internal valuation model (3)	IR – IR correlation	42%-100%
			Default rate (4)	0%-63%

Foreign exchange contracts	17	Internal valuation model (3)	FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			FX volatility	16%-26%
			Default rate (4)	0%-63%

Equity-related contracts	7	Internal valuation model (3)	Equity –IR correlation	0%-60%
			Equity – FX correlation	0%-70%
			Equity volatility	14%-48%

Credit-related contracts (5)	20	Internal valuation model (3)	Default rate	0%-67%
			Credit correlation	2%-100%

Long-term debt	381	Internal valuation model (3)	IR – IR correlation	42%-100%
			FX – IR correlation	36%-55%
			FX – FX correlation	55%-55%
			Equity – IR correlation	0%-60%
			Equity volatility	18%-48%
			Default rate	0%-10%
			Credit correlation	2%-100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents counterparty default rate derived from the MHFG Group’s own internal credit experience.
(5)	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.

IR = Interest rate

FX = Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2012 and 2013.

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

2013	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	222	—	—	222	343
Loans held-for-sale	5	—	5	—	5
Other investments	11	—	—	11	16
Premises and equipment—net	1	—	—	1	5

Total assets at fair value on a nonrecurring basis	239	—	5	234	369

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2012 and 2013, of certain financial instruments, excluding financial instruments which are carried at fair values on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2012
	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	21,141
Investments	1,802	1,816
Loans, net of allowance for loan losses (Note)	65,275	65,597
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	37,652
Interest-bearing deposits	79,266	79,209
Due to trust accounts	560	560
Commercial paper and other short-term borrowings	13,950	13,946
Long-term debt	7,982	8,326

	2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583	27,583	903	26,680	—
Investments	3,000	3,020	3,020	—	—
Loans, net of allowance for loan losses (Note)	69,028	70,261	—	—	70,261

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048	48,048	12,796	35,252	—
Interest-bearing deposits	87,247	87,210	34,596	52,614	—
Due to trust accounts	619	619	—	619	—
Commercial paper and other short-term borrowings	6,724	6,723	—	6,723	—
Long-term debt	8,235	8,598	—	7,967	631

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.

Business segment information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system as of March 31, 2013. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	171.4	90.3	133.3	(4.1)	77.4	583.9	545.4	224.3	253.7	67.4	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	131.3	86.9	68.6	120.5	42.1	305.8	253.3	32.1	136.8	84.4	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	302.7	177.2	201.9	116.4	119.5	889.7	798.7	256.4	390.5	151.8	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	88.5	60.3	96.1	144.8	75.7	608.5	556.4	218.6	227.6	110.2	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	214.2	116.9	105.8	(28.4)	(8.3)	267.2	242.3	37.8	162.9	41.6	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2013	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	157.0	109.6	135.1	(4.9)	89.3	550.6	513.8	210.6	234.3	68.9	0.4	36.4	40.5	41.1	(0.6)	(1.3)	1,075.9
Net noninterest income	572.8	333.4	141.1	104.7	87.6	184.2	55.2	360.3	313.7	37.4	162.0	114.3	35.1	11.5	130.9	82.5	48.4	31.8	1,095.8

Total	1,058.9	735.1	298.1	214.3	222.7	179.3	144.5	910.9	827.5	248.0	396.3	183.2	35.5	47.9	171.4	123.6	47.8	30.5	2,171.7
General and administrative expenses	471.9	241.1	80.0	61.5	99.6	142.8	88.0	568.2	524.4	209.3	216.7	98.4	30.7	13.1	114.3	74.3	40.0	16.6	1,171.0
Others	(50.0)	—	—	—	—	—	(50.0)	(7.4)	—	—	—	—	—	(7.4)	(1.7)	—	(1.7)	(29.4)	(88.5)

Net business profits (losses)	537.0	494.0	218.1	152.8	123.1	36.5	6.5	335.3	303.1	38.7	179.6	84.8	4.8	27.4	55.4	49.3	6.1	(15.5)	912.2

Notes:

(1)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(2)	Beginning the fiscal year ended March 31, 2013, with the implementation of the “substantive one bank” structure, new allocation methods among segments within MHCB and MHBK have been applied to the calculation of the respective “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2012 have been reclassified under new allocation methods.
(3)	As for the fiscal year ended March 31, 2013, “MHSC (4)” reports the sum of the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, following the merger of the former MHSC and the former MHIS conducted in January 2013. “The former MHIS (9)” reports the performance of the former MHIS for the first three quarters.

“Substantive One Bank” Structure

	MHBK and MHCB (“Substantive One Bank” Structure)
2011	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	248.2	442.9	86.3	190.2	967.6
Net noninterest income	34.6	240.1	56.9	188.4	520.0

Total	282.8	683.0	143.2	378.6	1,487.6
General and administrative expenses	237.7	312.5	62.1	177.5	789.8
Others	—	—	—	—	—

Net business profits	45.1	370.5	81.1	201.1	697.8

	MHBK and MHCB (“Substantive One Bank” Structure)
2012	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	425.1	90.3	200.7	940.4
Net noninterest income	32.1	268.1	86.9	153.0	540.1

Total	256.4	693.2	177.2	353.7	1,480.5
General and administrative expenses	218.6	316.1	60.3	206.3	801.3
Others	—	—	—	—	—

Net business profits	37.8	377.1	116.9	147.4	679.2

	MHBK and MHCB (“Substantive One Bank” Structure)
2013	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	210.6	391.3	109.6	204.0	915.5
Net noninterest income	37.4	303.1	104.7	201.9	647.1

Total	248.0	694.4	214.3	405.9	1,562.6
General and administrative expenses	209.3	296.7	61.5	198.0	765.5
Others	—	—	—	—	—

Net business profits	38.7	397.7	152.8	207.9	797.1

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2011, 2012 and 2013 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2011	2012	2013
	(in billions of yen)
Net business profits	741.7	719.1	912.2

U.S. GAAP adjustments	(98.4)	87.2	129.2
(Provision) credit for loan losses	(0.6)	23.0	(139.9)
Net gains (losses) related to equity investments	2.2	(90.5)	28.2
Non-recurring personnel expense	(22.8)	(39.3)	(23.5)
Gains on disposal of premises and equipment	13.5	19.9	12.4
(Provision) credit for losses on off-balance-sheet instruments	(4.4)	1.2	(4.6)
Others—net	(19.8)	(57.8)	(28.8)

Income before income tax expense	611.4	662.8	885.2

Foreign activities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Fiscal year ended March 31, 2013:
Total revenue (1)	2,190.7	383.7	125.8	162.6	2,862.8
Total expenses (2)	1,668.9	140.5	48.4	119.8	1,977.6

Income before income tax expense	521.8	243.2	77.4	42.8	885.2

Net income	524.7	252.3	75.0	29.2	881.2

Total assets at end of fiscal year	126,768.8	31,168.8	10,591.2	10,218.2	178,747.0

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2013
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2012	2013
	(in millions of yen)
Assets:
Cash and due from banks	167	200
Interest-bearing deposits in other banks	14,286	26,165
Investments in subsidiaries and affiliated companies	5,817,075	6,962,630
Other	79,328	152,351

Total	5,910,856	7,141,346

Liabilities and shareholders’ equity:
Short-term borrowings	1,181,070	1,146,995
Long-term debt	240,000	240,000
Other liabilities	19,020	26,231
Shareholders’ equity	4,470,766	5,728,120

Total	5,910,856	7,141,346

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2011	2012	2013
	(in millions of yen)
Income:
Dividends from subsidiaries	16,544	7,955	233,056
Management fees from subsidiaries	29,879	29,747	28,835
Other income	22,157	12,643	34,668

Total	68,580	50,345	296,559

Expenses:
Operating expenses	19,674	21,260	21,075
Interest expense	16,165	16,383	15,870
Other expense	4,471	1,431	1,207

Total	40,310	39,074	38,152

Equity in undistributed net income of subsidiaries	384,463	645,308	617,565

Income before income tax expense	412,733	656,579	875,972
Income tax expense	64	190	560

Net income	412,669	656,389	875,412

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2011	2012	2013
	(in millions of yen)
Cash flows from operating activities:
Net income	412,669	656,389	875,412
Adjustments and other	(396,510)	(644,977)	(685,149)

Net cash provided by operating activities	16,159	11,412	190,263

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(751,620)	(212)	—
Net change in other investing activities	(43,582)	80	1,570

Net cash provided by (used in) investing activities	(795,202)	(132)	1,570

Cash flows from financing activities:
Net change in short-term borrowings	161,265	60,000	(40,000)
Proceeds from issuance of common stock	751,620	146,499	—
Purchases of treasury stock	(3)	(2,560)	(7)
Dividends paid	(134,644)	(215,937)	(152,542)
Net change in other financing activities	818	730	749

Net cash provided by (used in) financing activities	779,056	(11,268)	(191,800)

Net increase in cash and due from banks	13	12	33
Cash and due from banks at beginning of fiscal year	142	155	167

Cash and due from banks at end of fiscal year	155	167	200

Subsequent events (Tables)	12 Months Ended
Mar. 31, 2013
Acquisition and Cancellations

On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. The details are as follows.

(1) Aggregate number of shares acquired	36,690,000 shares
(2) Acquisition price per share	¥1,008.384
(3) Total amount of acquisition	¥36,997,608,960
(4) Aggregate number of share cancelled	36,690,000 shares
(all of the shares of the thirteenth series class XIII preferred stock acquired, as described in (1) above)
(5) Date of acquisition and cancellation	July 11, 2013

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Minimum M	Mar. 31, 2013 Minimum Impaired loans D	Mar. 31, 2013 Software and Software Development Costs Minimum	Mar. 31, 2013 Software and Software Development Costs Maximum	Mar. 31, 2013 Shinko Securities Company Limited Customer relationships
Significant Accounting Policies [Line Items]
Securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 0	¥ 33,070
Number of days past due				90
Period in which obligors generally determined to be substantially bankrupt, past due (in months)			6
Estimated useful life					5 years	10 years
Weighted-average amortization period							16 years

Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Buildings | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	2 years
Buildings | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	50 years
Equipment and furniture | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	2 years
Equipment and furniture | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	20 years
Leasehold improvements | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Years	2 years
Leasehold improvements | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Years	50 years

Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	¥ 1,382
FAS 167 | Additional Paid-in Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	334
FAS 167 | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	1,382
FAS 167 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit	¥ (6,273)

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 37,825,780		¥ 40,236,604
Gross unrealized gains, available-for-sale securities	1,608,348		1,071,418
Gross unrealized losses, available-for-sale securities	20,177		49,046
Fair value, available-for-sale securities	39,413,951		41,258,976
Amortized cost, held-to-maturity securities	3,000,403		1,801,615
Gross unrealized gains, held-to-maturity securities	20,023		14,587
Gross unrealized losses, held-to-maturity securities	82		62
Fair value, held-to-maturity securities	3,020,344		1,816,140
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	30,709,499		32,629,290
Gross unrealized gains, available-for-sale securities	79,378		29,428
Gross unrealized losses, available-for-sale securities	5,677		12,064
Fair value, available-for-sale securities	30,783,200		32,646,654
Amortized cost, held-to-maturity securities	3,000,403		1,800,614
Gross unrealized gains, held-to-maturity securities	20,023		14,587
Gross unrealized losses, held-to-maturity securities	82		62
Fair value, held-to-maturity securities	3,020,344		1,815,139
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	2,197,270		2,560,049
Gross unrealized gains, available-for-sale securities	22,582		32,066
Gross unrealized losses, available-for-sale securities	5,288		14,518
Fair value, available-for-sale securities	2,214,564		2,577,597
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	239,695		269,434
Gross unrealized gains, available-for-sale securities	4,109		3,222
Gross unrealized losses, available-for-sale securities	47		90
Fair value, available-for-sale securities	243,757		272,566
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	177,438		101,205
Gross unrealized gains, available-for-sale securities	623		310
Gross unrealized losses, available-for-sale securities	36		79
Fair value, available-for-sale securities	178,025		101,436
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	596,305		443,836
Gross unrealized gains, available-for-sale securities	1,914		969
Gross unrealized losses, available-for-sale securities	94		262
Fair value, available-for-sale securities	598,125		444,543
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	986,646		971,799
Gross unrealized gains, available-for-sale securities	20,496		9,381
Gross unrealized losses, available-for-sale securities	1,429		896
Fair value, available-for-sale securities	1,005,713	[1]	980,284	[1]
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	430,325		564,152
Gross unrealized gains, available-for-sale securities	13,889		10,375
Gross unrealized losses, available-for-sale securities	2,131		3,261
Fair value, available-for-sale securities	442,083		571,266
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	246,169		338,393
Gross unrealized gains, available-for-sale securities	7,487		2,828
Gross unrealized losses, available-for-sale securities	3,528		10,949
Fair value, available-for-sale securities	250,128		330,272
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities			1,001
Fair value, held-to-maturity securities			1,001
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	542,958		525,978
Gross unrealized gains, available-for-sale securities	17,768		18,139
Gross unrealized losses, available-for-sale securities	1,803		2,174
Fair value, available-for-sale securities	558,923		541,943
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,699,475		1,832,468
Gross unrealized gains, available-for-sale securities	1,440,102		964,700
Gross unrealized losses, available-for-sale securities	144		4,753
Fair value, available-for-sale securities	¥ 3,139,433		¥ 2,792,415

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 39,413,951		¥ 41,258,976
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	1,005,713	[1]	980,284	[1]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	143,954		150,253
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 861,759		¥ 830,031

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012, and ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 13,345,014
Due after one year through five years	16,120,370
Due after five years through ten years	5,058,100
Due after ten years	1,602,821
Total	36,126,305
Available-for-sale debt securities Fair value
Due in one year or less	13,349,365
Due after one year through five years	16,166,503
Due after five years through ten years	5,115,719
Due after ten years	1,642,931
Total	36,274,518
Held-to-maturity debt securities Amortized cost
Due in one year or less	100,032
Due after one year through five years	2,900,371
Due after five years through ten years
Due after ten years
Total	3,000,403
Held-to-maturity debt securities Fair value
Due in one year or less	100,770
Due after one year through five years	2,919,574
Due after five years through ten years
Due after ten years
Total	¥ 3,020,344

Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2013 Available-for-sale securities Debt securities	Mar. 31, 2012 Available-for-sale securities Debt securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2013 Available-for-sale securities Equity securities	Mar. 31, 2012 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Equity securities	Mar. 31, 2013 Orico	Sep. 22, 2010 Orico	Mar. 31, 2013 Equity securities (marketable)	Mar. 31, 2012 Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount				¥ 76,393	¥ 117,029	¥ 77,042	¥ 4,085	¥ 7,238	¥ 12,934	¥ 72,308	¥ 109,791	¥ 64,648
Available-for-sale securities, gross realized gains on sales	193,298	100,371	194,908
Available-for-sale securities, gross realized losses on sales	21,422	28,840	40,376
Equity method Investments, carrying value	225,696	231,730													68,289	59,703
Equity method Investments, aggregated market values															¥ 111,543	¥ 60,661
Percentage of proportionate share to the total outstanding common shares													24.60%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted													58.00%

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 5,625,850		¥ 13,515,189
Less than 12 months Gross unrealized losses, available-for-sale securities	3,821		11,832
12 months or more Fair value, available-for-sale securities	940,267		1,532,887
12 months or more Gross unrealized losses, available-for-sale securities	16,356		37,214
Total Fair value, available-for-sale securities	6,566,117		15,048,076
Total Gross unrealized losses, available-for-sale securities	20,177		49,046
Less than 12 months, Fair value, held-to-maturity securities	199,730		49,950
Less than 12 months Gross unrealized losses, held-to-maturity securities	82		62
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	199,730		49,950
Total Gross unrealized losses, held-to-maturity securities	82		62
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	90,832		229,915
Less than 12 months Gross unrealized losses, available-for-sale securities	1,429		628
12 months or more Fair value, available-for-sale securities			102,451
12 months or more Gross unrealized losses, available-for-sale securities			268
Total Fair value, available-for-sale securities	90,832	[1]	332,366	[2]
Total Gross unrealized losses, available-for-sale securities	1,429		896
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	5,059,495		12,325,775
Less than 12 months Gross unrealized losses, available-for-sale securities	1,520		3,501
12 months or more Fair value, available-for-sale securities	406,684		683,322
12 months or more Gross unrealized losses, available-for-sale securities	4,157		8,563
Total Fair value, available-for-sale securities	5,466,179		13,009,097
Total Gross unrealized losses, available-for-sale securities	5,677		12,064
Less than 12 months, Fair value, held-to-maturity securities	199,730		49,950
Less than 12 months Gross unrealized losses, held-to-maturity securities	82		62
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	199,730		49,950
Total Gross unrealized losses, held-to-maturity securities	82		62
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	27,243		25,251
Less than 12 months Gross unrealized losses, available-for-sale securities	47		80
12 months or more Fair value, available-for-sale securities			5,743
12 months or more Gross unrealized losses, available-for-sale securities			10
Total Fair value, available-for-sale securities	27,243		30,994
Total Gross unrealized losses, available-for-sale securities	47		90
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	69,168		40,503
Less than 12 months Gross unrealized losses, available-for-sale securities	36		79
Total Fair value, available-for-sale securities	69,168		40,503
Total Gross unrealized losses, available-for-sale securities	36		79
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	207,942		205,750
Less than 12 months Gross unrealized losses, available-for-sale securities	94		227
12 months or more Fair value, available-for-sale securities			7,312
12 months or more Gross unrealized losses, available-for-sale securities			35
Total Fair value, available-for-sale securities	207,942		213,062
Total Gross unrealized losses, available-for-sale securities	94		262
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	12,778		39,480
Less than 12 months Gross unrealized losses, available-for-sale securities	9		544
12 months or more Fair value, available-for-sale securities	122,363		153,112
12 months or more Gross unrealized losses, available-for-sale securities	2,122		2,717
Total Fair value, available-for-sale securities	135,141		192,592
Total Gross unrealized losses, available-for-sale securities	2,131		3,261
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	7,159		6,639
Less than 12 months Gross unrealized losses, available-for-sale securities	111		41
12 months or more Fair value, available-for-sale securities	122,588		192,865
12 months or more Gross unrealized losses, available-for-sale securities	3,417		10,908
Total Fair value, available-for-sale securities	129,747		199,504
Total Gross unrealized losses, available-for-sale securities	3,528		10,949
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	88,146		477,021
Less than 12 months Gross unrealized losses, available-for-sale securities	333		1,725
12 months or more Fair value, available-for-sale securities	222,516		292,956
12 months or more Gross unrealized losses, available-for-sale securities	4,955		12,793
Total Fair value, available-for-sale securities	310,662		769,977
Total Gross unrealized losses, available-for-sale securities	5,288		14,518
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	54,599		103,500
Less than 12 months Gross unrealized losses, available-for-sale securities	114		619
12 months or more Fair value, available-for-sale securities	65,417		93,087
12 months or more Gross unrealized losses, available-for-sale securities	1,689		1,555
Total Fair value, available-for-sale securities	120,016		196,587
Total Gross unrealized losses, available-for-sale securities	1,803		2,174
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	8,488		61,355
Less than 12 months Gross unrealized losses, available-for-sale securities	128		4,388
12 months or more Fair value, available-for-sale securities	699		2,039
12 months or more Gross unrealized losses, available-for-sale securities	16		365
Total Fair value, available-for-sale securities	9,187		63,394
Total Gross unrealized losses, available-for-sale securities	¥ 144		¥ 4,753

[1]	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 6,566,117		¥ 15,048,076
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	90,832	[1]	332,366	[2]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities			25,251
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities			¥ 307,115

[1]	Agency mortgage-backed securities presented in the above table represent U.S. agency securities.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Composition of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 225,696	¥ 231,730
Investments held by consolidated investment companies	75,780	190,343
Other equity interests	536,659	560,816
Total other investments	¥ 838,135	¥ 982,889

Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 69,945,464	[1]	¥ 66,078,573	[1]
Less: Unearned income and deferred loan fees-net	111,981		89,511
Loans outstanding	69,833,483		65,989,062
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,521,994	[2]	4,318,959	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,234,561		11,191,410
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	741,519		719,346
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	595,911		521,988
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,481,071		8,146,215
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 199,518	[2]	¥ 90,470	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 853	¥ 4,576	¥ 886
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	51,720	58,474
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 54	¥ 3,435	¥ 645

Credit Quality Indicators of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 69,945,464	[1]	¥ 66,078,573	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,521,994	[2]	4,318,959	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,976,080		11,910,756
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	595,911		521,988
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	31,480,416		28,899,023
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	23,186,762		22,588,382
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,171,212		3,915,950
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,524,644		2,212,752
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,736,931		1,903,329
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,853,573		1,709,599
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,236,404		2,115,552
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,246,804		2,670,218
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,797,133		6,857,436
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,620,061		1,203,546
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,293,654		6,310,641
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	16,484,016		16,004,193
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,833,528		12,827,363
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,615,406		2,545,195
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,486,850		3,550,102
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,734,482		1,500,985
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,699,053		2,677,141
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	685,237		852,938
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	666,197		603,291
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,729		11,125
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	743,214		897,378
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	191,360		189,208
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,650,488		3,176,830
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,583,274	[3]	12,494,290	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,578,393	[3]	12,490,881	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	119,183	[3]	121,101	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	659,844	[3]	687,440	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	219,089	[3]	225,458	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	261,322	[3]	261,228	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	94,233	[3]	92,915	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,172	[3]	2,105	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,341	[3]	3,137	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,219,209	[3]	11,097,497	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,881	[3]	3,409	[3]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,899,190	[4]	4,312,297	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,877,906	[4]	2,907,792	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	307,946	[4]	326,741	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	148,893	[4]	154,900	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,035	[4]	2,611	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	83,065	[4]	88,693	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	350	[4]	265	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,311	[4]	387	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	98,564	[4]	43,164	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,058,974	[4]	2,107,898	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	170,768	[4]	183,133	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,021,284	[4]	1,404,505	[4]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	254,119	[3],[5]	280,298	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	253,982	[3],[5]	280,107	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	22,569	[3],[5]	25,504	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	20,671	[3],[5]	28,683	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	26,621	[3],[5]	31,943	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	49,710	[3],[5]	54,582	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,274	[3],[5]	13,402	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	221	[3],[5]	201	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	448	[3],[5]	515	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	121,468	[3],[5]	125,277	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	137	[3],[5]	191	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	201,952	[4],[5]	196,494	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,268	[4],[5]	105,271	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,013	[4],[5]	9,088	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	664	[4],[5]	679	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11	[4],[5]	97	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding			54	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	77,548	[4],[5]	90,990	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,032	[4],[5]	4,363	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	111,684	[4],[5]	91,223	[4],[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,578,279	[5]	2,582,161	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,597,936	[5]	1,621,991	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	498,638	[5]	346,323	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	387,254	[5]	430,372	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	160,754	[5]	198,066	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	236,545	[5]	303,264	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,573	[5]	71,995	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	208,510	[5]	213,431	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,044	[5]	11,462	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	33,618	[5]	47,078	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	980,343	[5]	960,170	[5]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,464,218		1,309,817
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,161,538		1,154,932
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	335,904		296,706
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	249,033		205,486
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,099		118,887
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	172,695		200,538
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,035		53,449
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,783		11,633
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,364		4,033
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	235,625		264,200
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 302,680		¥ 154,885

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.

Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	¥ 1,242,133	[1]	¥ 1,078,983	[1]
Recorded investment not requiring an allowance for loan losses	222,085	[1],[2]	230,834	[1],[2]
Total	1,464,218	[1]	1,309,817	[1]
Unpaid principal balance	1,569,289		1,454,132
Related allowance	406,341	[3]	356,840	[3]
Average recorded investment	1,360,258		1,319,138
Interest income recognized	24,330	[4]	23,423	[4]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	944,274	[1]	937,411	[1]
Recorded investment not requiring an allowance for loan losses	217,264	[1],[2]	217,521	[1],[2]
Total	1,161,538	[1]	1,154,932	[1]
Unpaid principal balance	1,263,488		1,296,245
Related allowance	287,288	[3]	294,793	[3]
Average recorded investment	1,139,697		1,184,524
Interest income recognized	19,009	[4]	20,265	[4]
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	325,727	[1]	287,471	[1]
Recorded investment not requiring an allowance for loan losses	10,177	[1],[2]	9,235	[1],[2]
Total	335,904	[1]	296,706	[1]
Unpaid principal balance	365,049		318,736
Related allowance	118,475	[3]	103,601	[3]
Average recorded investment	299,978		301,383
Interest income recognized	5,297	[4]	4,397	[4]
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	189,060	[1]	158,339	[1]
Recorded investment not requiring an allowance for loan losses	59,973	[1],[2]	47,147	[1],[2]
Total	249,033	[1]	205,486	[1]
Unpaid principal balance	269,770		246,189
Related allowance	46,574	[3]	43,770	[3]
Average recorded investment	227,920		232,473
Interest income recognized	2,824	[4]	3,167	[4]
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	77,982	[1]	105,809	[1]
Recorded investment not requiring an allowance for loan losses	12,117	[1],[2]	13,078	[1],[2]
Total	90,099	[1]	118,887	[1]
Unpaid principal balance	106,397		139,842
Related allowance	22,153	[3]	33,233	[3]
Average recorded investment	103,113		117,306
Interest income recognized	1,949	[4]	2,346	[4]
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	160,477	[1]	188,231	[1]
Recorded investment not requiring an allowance for loan losses	12,218	[1],[2]	12,307	[1],[2]
Total	172,695	[1]	200,538	[1]
Unpaid principal balance	189,231		221,300
Related allowance	62,962	[3]	74,235	[3]
Average recorded investment	186,594		190,179
Interest income recognized	3,076	[4]	3,590	[4]
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	55,202	[1]	47,103	[1]
Recorded investment not requiring an allowance for loan losses	3,833	[1],[2]	6,346	[1],[2]
Total	59,035	[1]	53,449	[1]
Unpaid principal balance	61,554		56,814
Related allowance	18,870	[3]	18,720	[3]
Average recorded investment	54,633		55,136
Interest income recognized	1,220	[4]	1,125	[4]
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	13,727	[1]	11,577	[1]
Recorded investment not requiring an allowance for loan losses	56	[1],[2]	56	[1],[2]
Total	13,783	[1]	11,633	[1]
Unpaid principal balance	13,821		12,761
Related allowance	5,007	[3]	5,105	[3]
Average recorded investment	11,950		8,385
Interest income recognized	227	[4]	348	[4]
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	5,224	[1]	3,995	[1]
Recorded investment not requiring an allowance for loan losses	140	[1],[2]	38	[1],[2]
Total	5,364	[1]	4,033	[1]
Unpaid principal balance	5,484		4,137
Related allowance	3,818	[3]	3,668	[3]
Average recorded investment	4,791		3,144
Interest income recognized	73	[4]	55	[4]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	116,875	[1]	134,886	[1]
Recorded investment not requiring an allowance for loan losses	118,750	[1],[2]	129,314	[1],[2]
Total	235,625	[1]	264,200	[1]
Unpaid principal balance	252,182		296,466
Related allowance	9,429	[3]	12,461	[3]
Average recorded investment	250,718		276,518
Interest income recognized	4,343	[4]	5,237	[4]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	297,859	[1]	141,572	[1]
Recorded investment not requiring an allowance for loan losses	4,821	[1],[2]	13,313	[1],[2]
Total	302,680	[1]	154,885	[1]
Unpaid principal balance	305,801		157,887
Related allowance	119,053	[3]	62,047	[3]
Average recorded investment	220,561		134,614
Interest income recognized	¥ 5,321	[4]	¥ 3,158	[4]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes those for groups of small balance, homogeneous loans totaling ¥504,750 million as of March 31, 2013 which were collectively evaluated for impairment, in addition to those that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Impaired Loans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 1,464,218	[1]	¥ 1,309,817	[1]
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 504,750

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.

Troubled Debt Restructuring (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 1,062	[1]	¥ 12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	4,993	[2]	9,019	[2]
Interest rate reduction and/or Postponement of principal and/or interest	985,999		818,526
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	1,243	[2]	9,019	[2]
Interest rate reduction and/or Postponement of principal and/or interest	845,935		748,950
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			9,467	[1]
Loan forgiveness or debt to equity swaps charge-off			7,578	[2]
Interest rate reduction and/or Postponement of principal and/or interest	277,957		189,978
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	129,908		74,399
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	68,930		109,576
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			2,793	[1]
Loan forgiveness or debt to equity swaps charge-off	1,243	[2]	1,441	[2]
Interest rate reduction and/or Postponement of principal and/or interest	218,497		233,703
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	52,206		53,644
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	34,468		23,789
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	1,809		3,652
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	62,160		60,209
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	1,062	[1]
Loan forgiveness or debt to equity swaps charge-off	3,750	[2]
Interest rate reduction and/or Postponement of principal and/or interest	¥ 140,064		¥ 69,576

[1]	Amounts represent book values of loans immediately after the restructurings.
[2]	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.

Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 79,664	¥ 53,868
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	73,290	50,393
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	18,740	7,337
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	18,751	4,116
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	5,976	7,863
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	19,920	9,999
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	4,386	20,278
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	5,517	800
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 6,374	¥ 3,475

Analysis Age of Recorded Investment in Financing Receivables that Past Due (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 64,584		¥ 63,515
60-89 days past due	36,291		46,697
90 days or more past due	217,196		246,242
Total past due	318,071		356,454
Current	69,627,393		65,722,119
Total	69,945,464	[1]	66,078,573	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	64,457		61,378
60-89 days past due	35,406		40,969
90 days or more past due	206,064		231,711
Total past due	305,927		334,058
Current	54,274,386		53,642,661
Total	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,788		3,587
60-89 days past due	1,911		2,409
90 days or more past due	32,830		46,353
Total past due	38,529		52,349
Current	8,040,342		7,534,259
Total	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	11,815		6,395
60-89 days past due	4,038		4,864
90 days or more past due	69,333		59,307
Total past due	85,186		70,566
Current	7,392,667		7,199,848
Total	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,385		3,325
60-89 days past due	1,916		2,436
90 days or more past due	13,829		14,571
Total past due	19,130		20,332
Current	3,952,881		3,960,947
Total	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,771		5,577
60-89 days past due	2,851		2,212
90 days or more past due	16,483		17,745
Total past due	22,105		25,534
Current	5,333,869		5,269,608
Total	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	711		630
60-89 days past due	558		5,859
90 days or more past due	3,687		7,591
Total past due	4,956		14,080
Current	3,142,150		3,186,490
Total	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 days or more past due	6		6
Total past due	6		6
Current	3,142,992		3,501,260
Total	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,907,426		6,911,725
Total	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due			62
60-89 days past due	18
90 days or more past due	122		174
Total past due	140		236
Current	4,521,854		4,318,723
Total	4,521,994	[2]	4,318,959	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	41,987		41,802
60-89 days past due	24,114		23,189
90 days or more past due	69,774		85,964
Total past due	135,875		150,955
Current	11,840,205		11,759,801
Total	11,976,080		11,910,756
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	127		2,137
60-89 days past due	885		5,728
90 days or more past due	11,132		14,531
Total past due	12,144		22,396
Current	15,353,007		12,079,458
Total	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 595,911		¥ 521,988

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 682,692		¥ 734,530	[1],[2]	¥ 879,433	[1],[2]
Provision (credit) for loan losses	139,947		(23,044)		647	[1],[2]
Charge-offs	94,597		80,142		184,590	[1],[2]
Less: Recoveries	31,700		52,256		47,646	[1],[2]
Net charge-offs	62,897		27,886		136,944	[1],[2]
Others	13,215	[3]	(908)	[3]	(8,606)	[1],[2],[3]
Balance at end of fiscal year	772,957		682,692		734,530	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	422,684		285,582
Allowance for loan losses of which collectively evaluated for impairment	350,273		397,110
Loans	69,945,464	[4]	66,078,573	[4]
Loans of which individually evaluated for impairment	1,266,424	[4]	766,047	[4]
Loans of which collectively evaluated for impairment	68,679,040	[4]	65,312,526	[4]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	535,475		563,116	[1],[2]	736,630	[1],[2]
Provision (credit) for loan losses	137,549		(19,433)		(47,532)	[1],[2]
Charge-offs	69,845		54,599		163,269	[1],[2]
Less: Recoveries	27,447		48,354		45,213	[1],[2]
Net charge-offs	42,398		6,245		118,056	[1],[2]
Others	11,269	[3]	(1,963)	[3]	(7,926)	[1],[2],[3]
Balance at end of fiscal year	641,895		535,475		563,116	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	398,622		252,853
Allowance for loan losses of which collectively evaluated for impairment	243,273		282,622
Loans	51,801,814	[4]	48,572,906	[4]
Loans of which individually evaluated for impairment	1,160,489	[4]	667,824	[4]
Loans of which collectively evaluated for impairment	50,641,325	[4]	47,905,082	[4]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	126,276		151,342	[1],[2]	119,749	[1],[2]
Provision (credit) for loan losses	(14,180)		(21,375)		33,352	[1],[2]
Charge-offs	4,249		5,133		3,258	[1],[2]
Less: Recoveries	1,342		1,442		1,499	[1],[2]
Net charge-offs	2,907		3,691		1,759	[1],[2]
Balance at end of fiscal year	109,189		126,276		151,342	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	14,815		23,396
Allowance for loan losses of which collectively evaluated for impairment	94,374		102,880
Loans	13,007,792	[4]	12,959,663	[4]
Loans of which individually evaluated for impairment	45,961	[4]	55,149	[4]
Loans of which collectively evaluated for impairment	12,961,831	[4]	12,904,514	[4]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	20,941		20,072	[1],[2]	23,054	[1],[2]
Provision (credit) for loan losses	16,578		17,764		14,827	[1],[2]
Charge-offs	20,503		20,410		18,063	[1],[2]
Less: Recoveries	2,911		2,460		934	[1],[2]
Net charge-offs	17,592		17,950		17,129	[1],[2]
Others	1,946	[3]	1,055	[3]	(680)	[1],[2],[3]
Balance at end of fiscal year	21,873		20,941		20,072	[1],[2]
Allowance for loan losses of which individually evaluated for impairment	9,247		9,333
Allowance for loan losses of which collectively evaluated for impairment	12,626		11,608
Loans	5,135,858	[4]	4,546,004	[4]
Loans of which individually evaluated for impairment	59,974	[4]	43,074	[4]
Loans of which collectively evaluated for impairment	¥ 5,075,884	[4]	¥ 4,502,930	[4]

[1]	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
[2]	Certain Allowance for loan losses booked in other portfolio segment is classified to retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period's presentation.
[3]	Others include primarily foreign exchange translation.
[4]	Amounts represent loan balances before deducting unearned income and deferred loan fees.

Allowance For Loan Losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in provision for loan losses	¥ 162,991	¥ (23,691)	¥ (221,455)

Premises and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Land	¥ 268,948	¥ 271,083
Buildings	743,473	735,188
Equipment and furniture	418,647	480,068
Leasehold improvements	90,306	89,200
Construction in progress	23,875	11,575
Software	657,702	668,448
Total	2,202,951	2,255,562
Less: Accumulated depreciation and amortization	1,110,962	1,150,693
Premises and equipment-net	¥ 1,091,989	¥ 1,104,869

Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 151,550	¥ 160,231	¥ 162,128
Premises and equipment under capital leases, accumulated depreciation and amortization	1,110,962	1,150,693
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	49,727	45,392
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 27,830	¥ 28,254

Changes in Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 5,635	¥ 7,610		¥ 15,016
Goodwill acquired		3,776	[1]	1,973	[2]
Impairment losses recognized		5,637		9,379
Foreign exchange translation	512	(114)
Balance at end of fiscal year	6,147	5,635		7,610
Gross amount of goodwill	71,421	70,909		67,247
Accumulated impairment losses	65,274	65,274		59,637
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year	1,843	1,973
Goodwill acquired				1,973	[2]
Foreign exchange translation	336	(130)
Balance at end of fiscal year	2,179	1,843		1,973
Gross amount of goodwill	27,894	27,558		27,688
Accumulated impairment losses	25,715	25,715		25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	3,792	5,637		15,016
Goodwill acquired		3,776	[1]
Impairment losses recognized		5,637		9,379
Foreign exchange translation	176	16
Balance at end of fiscal year	3,968	3,792		5,637
Gross amount of goodwill	43,527	43,351		39,559
Accumulated impairment losses	¥ 39,559	¥ 39,559		¥ 33,922

[1]	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.
[2]	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.

Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized		¥ 5,637	¥ 9,379
Intangible assets amortization expenses recognized	5,615	5,490	5,292
Global Retail Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized		¥ 5,637	¥ 9,379

Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 85,762		¥ 86,092
Accumulated amortization	21,288		15,792
Net carrying amount	64,474		70,300
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,312		76,348
Accumulated amortization	21,288		15,792
Net carrying amount	55,024		60,556
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	19,238	[1]	13,721	[1]
Net carrying amount	54,711	[1]	60,228	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,363		2,399
Accumulated amortization	2,050		2,071
Net carrying amount	313		328
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,450		9,744
Net carrying amount	¥ 9,450		¥ 9,744

[1]	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.

Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 5,668
2015	5,331
2016	5,038
2017	4,760
2018	¥ 4,579

Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 28	¥ 47
Trading account assets	13,752	12,124
Available-for-sale securities	15,939	17,912
Loans	8,860	9,107
Other assets	900	1,009
Total	¥ 39,479	¥ 40,199

Associated Liabilities Collateralized by Pledged Assets (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 259	¥ 450
Call money and funds purchased	1,580	1,596
Payables under repurchase agreements	7,726	5,393
Payables under securities lending transactions	11,092	7,635
Other short-term borrowings	5,626	9,825
Long-term debt	321	3,129
Total	¥ 26,604	¥ 28,028

Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 10,507	¥ 5,656
Reserve funds requires to be maintained by MHFG Group	1,099	1,050
Fair value collateral received that can be sold or repledged	15,501	14,704
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 13,834	¥ 11,859

Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more as well as Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 29,695,290	¥ 25,629,956
Foreign deposit in amounts of USD 100,000 or more	12,142,704	9,847,392
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	18,302,196	17,232,463
Foreign deposit in amounts of USD 100,000 or more	8,209,016	6,420,138
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	11,393,094	8,397,493
Foreign deposit in amounts of USD 100,000 or more	¥ 3,933,688	¥ 3,427,254

Deposits - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 543	¥ 540

Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Deposits From Banking Clients [Line Items]
Total	¥ 51,842,149
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	35,292,053
Due after one year through two years	2,121,958
Due after two years through three years	1,395,615
Due after three years through four years	356,805
Due after four years through five years	392,889
Due after five years	135,049
Total	39,694,369
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	12,130,011
Due after one year through two years	11,397
Due after two years through three years	3,140
Due after three years through four years	1,948
Due after four years through five years	883
Due after five years	401
Total	12,147,780
Time deposits
Deposits From Banking Clients [Line Items]
Total	36,515,367
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	23,905,299
Due after one year through two years	2,115,618
Due after two years through three years	1,395,615
Due after three years through four years	356,805
Due after four years through five years	392,889
Due after five years	135,049
Total	28,301,275
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	8,202,339
Due after one year through two years	5,381
Due after two years through three years	3,140
Due after three years through four years	1,948
Due after four years through five years	883
Due after five years	401
Total	8,214,092
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	15,326,782
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	11,386,754
Due after one year through two years	6,340
Total	11,393,094
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	3,927,672
Due after one year through two years	6,016
Total	¥ 3,933,688

Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Obligations under capital leases	¥ 24,406	¥ 20,851
Loan participation borrowings	62,332	59,517
Senior borrowings and bonds	4,784,010	4,438,602
Subordinated borrowings and bonds	3,931,475	3,942,848
Total	¥ 8,802,223	¥ 8,461,818

Interest Rates and Maturities of Senior Borrowings and Bonds and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Senior borrowings and bonds	Mar. 31, 2012 Senior borrowings and bonds	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2012 Senior borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2012 Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2013 Senior borrowings and bonds Fixed Rate Denominated in other currencies	Mar. 31, 2012 Senior borrowings and bonds Fixed Rate Denominated in other currencies	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2012 Senior borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in U.S. dollars	Mar. 31, 2012 Senior borrowings and bonds Floating Rate Denominated in U.S. dollars	Mar. 31, 2013 Senior borrowings and bonds Floating Rate Denominated in other currencies	Mar. 31, 2012 Senior borrowings and bonds Floating Rate Denominated in other currencies	Mar. 31, 2013 Subordinated borrowings and bonds	Mar. 31, 2012 Subordinated borrowings and bonds	Mar. 31, 2013 Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2012 Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen	Mar. 31, 2013 Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2012 Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars	Mar. 31, 2013 Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2012 Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen	Mar. 31, 2012 Subordinated borrowings and bonds Floating Rate Denominated in U.S. dollars	Mar. 31, 2013 Minimum Senior borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2013 Minimum Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2013 Minimum Senior borrowings and bonds Fixed Rate Denominated in other currencies		Mar. 31, 2013 Minimum Senior borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2013 Minimum Senior borrowings and bonds Floating Rate Denominated in U.S. dollars		Mar. 31, 2013 Minimum Senior borrowings and bonds Floating Rate Denominated in other currencies		Mar. 31, 2013 Minimum Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2013 Minimum Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2013 Minimum Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2013 Maximum Senior borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2013 Maximum Senior borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2013 Maximum Senior borrowings and bonds Fixed Rate Denominated in other currencies		Mar. 31, 2013 Maximum Senior borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2013 Maximum Senior borrowings and bonds Floating Rate Denominated in U.S. dollars		Mar. 31, 2013 Maximum Senior borrowings and bonds Floating Rate Denominated in other currencies		Mar. 31, 2013 Maximum Subordinated borrowings and bonds Fixed Rate Denominated in Japanese yen		Mar. 31, 2013 Maximum Subordinated borrowings and bonds Fixed Rate Denominated in U.S. dollars		Mar. 31, 2013 Maximum Subordinated borrowings and bonds Floating Rate Denominated in Japanese yen		Mar. 31, 2013 Maximum Subordinated borrowings and bonds Floating Rate Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates																										0.00%	[1]	0.01%	[1]	3.90%	[1]	0.00%	[1]	0.00%	[1]	0.05%	[1]	1.09%	[1]	4.30%	[1]	0.93%	[1]	6.63%	[1]	7.49%	[1]	5.00%	[1]	17.68%	[1]	7.00%	[1]	0.48%	[1]	4.74%	[1]	14.91%	[1]	2.73%	[1]
Maturities																										Apr. 2013	[2]	Apr. 2013	[2]	Sep. 2014	[2]	Apr. 2013	[2]	Apr. 2013	[2]	Feb. 2014	[2]	Apr. 2013	[2]	Apr. 2014	[2]	May 2013	[2]	Jul. 2040	[2]	Perpetual	[2]	Nov. 2022	[2]	Mar. 2043	[2]	Mar. 2028	[2]	Jul. 2014	[2]	Perpetual	[2]	Perpetual	[2]	Perpetual	[2]	-	[2]
Borrowings and bonds	¥ 8,715,485	¥ 8,381,450	¥ 4,784,010	¥ 4,438,602	¥ 2,741,475	¥ 2,884,693	¥ 520,714	¥ 126,371	¥ 683	¥ 63	¥ 1,065,708	¥ 1,117,315	¥ 426,515	¥ 309,567	¥ 28,915	¥ 593	¥ 3,931,475	¥ 3,942,848	¥ 3,393,092	¥ 3,366,558	¥ 419,383	¥ 243,299	¥ 119,000	¥ 331,348	¥ 1,643

[1]	The interest rates shown are the range of contractual rates in effect at March 31, 2013.
[2]	Maturity information shown is the range of maturities at March 31, 2013.

Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 847,915
2015	1,169,892
2016	1,164,627
2017	772,925
2018	985,673
2019 and thereafter	3,861,191
Total	¥ 8,802,223	¥ 8,461,818

Other Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 907,671	¥ 815,064
Collateral provided for derivative transactions	742,307	822,358
Prepaid pension cost	153,414	6,509
Miscellaneous receivables	120,322	70,660
Security deposits	102,031	106,682
Loans held for sale	9,820	6,650
Financial Stabilization Funds		189,146	330,153
Other	566,386	566,846
Total	2,601,951	2,583,915
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,560,345	1,865,871
Guaranteed trust principal	535,720	550,869
Collateral accepted for derivative transactions	503,101	366,928
Factoring amounts owed to customers	375,933	371,602
Miscellaneous payables	260,665	296,690
Unearned income	141,189	141,967
Accrued pension liability	24,793	27,060
Other	966,380	923,775
Total	¥ 4,368,126	¥ 4,544,762

Other Assets and Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 1997 Y	Mar. 31, 2012 Funds on Deposit
Other Assets and Other Liabilities [Line Items]
Financial Stabilization Funds, deposits during the period			¥ 359,017
Financial Stabilization Funds, expected maturity (in years)			15
Financial Stabilization Funds, carrying amount of the deposits	189,146	330,153
Financial Stabilization Funds, deposits collected				¥ 149,017

Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	22,128,230		37,046,418
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	574,087,800		541,073,800		497,866,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	574,087,800	[1]	541,073,800	[1]	497,866,000	[1]

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2013
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2013 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90. [1]
Minimum
Class of Stock [Line Items]
Conversion period	Jul 1, 2008
Maximum
Class of Stock [Line Items]
Conversion period	Jun 30, 2016

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)	Mar. 31, 2013
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.9

Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock on Day Following End of Conversion Period (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2013
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2013 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90. [1]
Conversion on the day following the end of the conversion period
Class of Stock [Line Items]
Conversion date	Jul 1, 2016
Conversion ratio	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock on Day Following End of Conversion Period (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)
Mar. 31, 2013
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.9

Changes in Number of Shares and Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Class of Stock [Line Items]
Balance at end of fiscal year	¥ 5,857,095		¥ 4,647,024		¥ 4,035,356
Preferred stock
Class of Stock [Line Items]
Issued at beginning of year	951,442,000		951,442,000		951,442,000
Net change
Issued at end of year	951,442,000		951,442,000		951,442,000
Balance at beginning of fiscal year	410,368		453,576		535,971
Net change	(33,014)		(43,208)		(82,395)
Balance at end of fiscal year	377,354		410,368		453,576
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	951,442		951,442		951,442
Net change
Balance at end of fiscal year	951,442		951,442		951,442
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued at beginning of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Net change		[1]		[1]		[1]
Issued at end of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Preferred stock | Eleventh series class XI preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Net change		[1]		[1]		[1]
Balance at end of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Preferred stock | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year	36,690,000		36,690,000		36,690,000
Net change
Issued at end of year	36,690,000		36,690,000		36,690,000
Preferred stock | Thirteenth series class XIII preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	36,690		36,690		36,690
Net change
Balance at end of fiscal year	¥ 36,690		¥ 36,690		¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common Stock - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Sep. 30, 2011 Mizuho Trust & Banking Company Limited	Sep. 30, 2011 Mizuho Securities Company Limited	Sep. 30, 2011 Mizuho Investors Securities Company Limited
Class of Stock [Line Items]
Equity transaction, shares of common stock issued	4,748,000	824,271,984	951,166,005	322,928,897
Equity transaction, voting equity interests received in exchange		30.15%	40.80%	46.02%
Equity transaction, value of common stock issued		¥ 95,828	¥ 110,379	¥ 37,497
Equity transaction, increase (decrease) in additional paid-in capital to adjust the carrying amount of Noncontrolling interests		(65,494)	38,423	11,599
Equity transaction, the carrying amount of Accumulated other comprehensive income adjusted to reflect the change in the ownership interest		¥ (958)	¥ 2,178	¥ (744)

Changes in Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Balance at beginning of fiscal year	24,048,165,727	21,782,185,320	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	116,698,750	151,921,540	287,787,630
Issuance of new shares of common stock by exercise of stock acquisition rights		4,748,000
Issuance of new shares of common stock by public offering			5,609,000,000
Issuance of new shares of common stock by way of third-party allotment			391,000,000
Issuance of new shares of common stock for stock exchanges		2,109,310,867
Balance at end of fiscal year	24,164,864,477	24,048,165,727	21,782,185,320

Dividends - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,254,973
Capital surplus	1,194,865
Retained earnings	1,323,299
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Maximum amount available for dividends under Company Law and the Banking Law	1,314,653
Minimum Common Equity Tier 1 ratio required for capital adequacy purposes	4.50%
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 ratio required for capital adequacy purposes	3.50%
March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 ratio required for capital adequacy purposes	4.00%
Japan Gaap Legal Reserve
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,199,215
Japan Gaap Legal Reserve | Japan Gaap Additional Paid-in Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,194,865
Japan Gaap Legal Reserve | Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350

Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 152,722	[1]	¥ 216,508	[1],[2]	¥ 134,966	[1]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 20		¥ 30	[2]	¥ 20
Cash dividends In aggregate	7,451	[1]	12,173	[1],[2]	9,985	[1]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 30		¥ 45	[2]	¥ 30
Cash dividends In aggregate	1,101	[1]	1,651	[1],[2]	1,101	[1]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 6		¥ 9	[2]	¥ 8
Cash dividends In aggregate	¥ 144,170	[1]	¥ 202,684	[1],[2]	¥ 123,880	[1]

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.

Regulatory Matters - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Increments of capital investment	10.00%
Additional Tier 1 capital	¥ 1,874.8
Tier 2 capital	¥ 1,518.3
Additional loss absorbency	1.00%
Adjustment in the calculation of Common Equity	20.00%
Increased in Common Equity	20.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	0.00%
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	2.50%
G-SIB | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	1.00%
G-SIB | Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	2.50%
Capital ratio that call for regulatory reporting | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Capital ratio that lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%
Domestic banks with only domestic operations
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.00%
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	3.50%
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1 capital, expected to be phased in beginning date percentage	0.63%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Basel III | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	6.00%
Basel III | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
Basel III | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	8.00%
Basel III | March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
Basel III | March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	3.50%
Basel III | March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	5.50%
Basel III | March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.00%

Capital Requirements and Regulatory Adjustments Over Transitional Period (Detail)	12 Months Ended
	Mar. 31, 2013
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	90.00%	[1]
Phase-in of deductions from capital	0.00%	[1]
March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	3.50%	[1]
March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2013 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	80.00%	[1]
Phase-in of deductions from capital	20.00%	[1]
March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.00%	[1]
March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	5.50%	[1]
March 2014 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	70.00%	[1]
Phase-in of deductions from capital	40.00%	[1]
March 2015 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2015 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2015 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.63%
Phase out of recognition of capital instruments that no longer qualify as capital	60.00%	[1]
Phase-in of deductions from capital	60.00%	[1]
March 2016 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2016 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2016 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	1.25%
Phase out of recognition of capital instruments that no longer qualify as capital	50.00%	[1]
Phase-in of deductions from capital	80.00%	[1]
March 2017 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2017 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2017 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	1.88%
Phase out of recognition of capital instruments that no longer qualify as capital	40.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2018 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2018 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2018 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	30.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2019 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	20.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2020 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	10.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2021 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	0.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2022 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

[1]	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Capital Adequacy Ratios of MHFG MHCB MHBK and MHTB (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Common Equity Tier 1 capital:
Required	4.50%
Total risk-based capital:
Actual	¥ 2,254,973,000,000
Total risk-based capital:
Required	120.00%
Mizuho Corporate Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required	1,292,000,000,000	[1]
Actual	3,195,000,000,000	[1]
Required	3.50%	[1]
Actual	8.65%	[1]
Tier 1 capital:
Required	1,661,000,000,000	[1]	1,116,000,000,000	[2]
Actual	4,071,000,000,000	[1]	4,431,000,000,000	[2]
Total risk-based capital:
Required	2,953,000,000,000	[1]	2,233,000,000,000	[2]
Actual	5,130,000,000,000	[1]	4,976,000,000,000	[2]
Tier 1 capital:
Required	4.50%	[1]	4.00%	[2]
Actual	11.03%	[1]	15.87%	[2]
Total risk-based capital:
Required	8.00%	[1]	8.00%	[2]
Actual	13.89%	[1]	17.83%	[2]
Mizuho Corporate Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	1,143,000,000,000	[1]
Actual	2,993,000,000,000	[1]
Required	3.50%	[1]
Actual	9.16%	[1]
Tier 1 capital:
Required	1,470,000,000,000	[1]	1,012,000,000,000	[2]
Actual	3,980,000,000,000	[1]	4,135,000,000,000	[2]
Total risk-based capital:
Required	2,613,000,000,000	[1]	2,024,000,000,000	[2]
Actual	5,008,000,000,000	[1]	5,107,000,000,000	[2]
Tier 1 capital:
Required	4.50%	[1]	4.00%	[2]
Actual	12.18%	[1]	16.34%	[2]
Total risk-based capital:
Required	8.00%	[1]	8.00%	[2]
Actual	15.33%	[1]	20.19%	[2]
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	2,059,000,000,000
Actual	4,804,000,000,000
Required	3.50%
Actual	8.16%
Tier 1 capital:
Required	2,647,000,000,000		2,006,000,000,000	[2]
Actual	6,487,000,000,000		6,399,000,000,000	[2]
Total risk-based capital:
Required	4,706,000,000,000		4,012,000,000,000	[2]
Actual	8,345,000,000,000		7,775,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	11.02%		12.76%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	14.18%		15.50%	[2]
Mizuho Bank Limited | Consolidated
Tier 1 capital:
Required	408,000,000,000	[2],[3]	426,000,000,000	[2]
Actual	2,382,000,000,000	[2],[3]	2,428,000,000,000	[2]
Total risk-based capital:
Required	816,000,000,000	[2],[3]	852,000,000,000	[2]
Actual	3,071,000,000,000	[2],[3]	3,307,000,000,000	[2]
Tier 1 capital:
Required	2.00%	[2],[3]	2.00%	[2]
Actual	11.66%	[2],[3]	11.39%	[2]
Total risk-based capital:
Required	4.00%	[2],[3]	4.00%	[2]
Actual	15.04%	[2],[3]	15.52%	[2]
Mizuho Bank Limited | Non-consolidated
Tier 1 capital:
Required	399,000,000,000	[2],[3]	413,000,000,000	[2]
Actual	2,294,000,000,000	[2],[3]	2,380,000,000,000	[2]
Total risk-based capital:
Required	798,000,000,000	[2],[3]	826,000,000,000	[2]
Actual	3,087,000,000,000	[2],[3]	3,227,000,000,000	[2]
Tier 1 capital:
Required	2.00%	[2],[3]	2.00%	[2]
Actual	11.49%	[2],[3]	11.51%	[2]
Total risk-based capital:
Required	4.00%	[2],[3]	4.00%	[2]
Actual	15.46%	[2],[3]	15.62%	[2]
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required	91,000,000,000
Actual	344,000,000,000
Required	3.50%
Actual	13.24%
Tier 1 capital:
Required	117,000,000,000		95,000,000,000	[2]
Actual	344,000,000,000		335,000,000,000	[2]
Total risk-based capital:
Required	208,000,000,000		191,000,000,000	[2]
Actual	448,000,000,000		436,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	13.24%		14.02%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	17.22%		18.26%	[2]
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	90,000,000,000
Actual	345,000,000,000
Required	3.50%
Actual	13.46%
Tier 1 capital:
Required	115,000,000,000		94,000,000,000	[2]
Actual	345,000,000,000		332,000,000,000	[2]
Total risk-based capital:
Required	205,000,000,000		188,000,000,000	[2]
Actual	¥ 446,000,000,000		¥ 433,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	13.46%		14.13%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	17.44%		18.42%	[2]

[1]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
[2]	The amounts and ratios as of March 31, 2012 and the amounts and ratios of MHBK as of March 31, 2013 were calculated in accordance with Basel II.
[3]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Tier 1 capital.

Capital Adequacy Ratios of MHFG MHCB MHBK and MHTB (Parenthetical) (Detail) (Subsequent event, JPY ¥) In Billions, unless otherwise specified	1 Months Ended
Apr. 30, 2013
Mizuho Corporate Bank Limited
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Dividend payment	¥ 424.4
Mizuho Bank Limited
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Dividend payment	¥ 125.7

Computation of Basic and Diluted Earnings Per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net income:
Net income attributable to MHFG shareholders	¥ 875,412		¥ 656,389		¥ 412,669
Less: Net income attributable to preferred shareholders	8,221		8,672		9,438
Net income attributable to common shareholders	867,191		647,717		403,231
Effect of dilutive securities:
Convertible preferred stock	7,121		7,571		8,337
Stock compensation-type stock options					(19)
Net income attributable to common shareholders after assumed conversions	¥ 874,312		¥ 655,288		¥ 411,549
Shares:
Weighted average common shares outstanding	24,053,282		23,073,544		19,722,818
Effect of dilutive securities:
Convertible preferred stock	1,291,854	[1]	1,384,367	[1]	1,682,139	[1]
Stock compensation-type stock options	20,093		11,628		10,152
Weighted average common shares after assumed conversions	25,365,229		24,469,539		21,415,109
Amounts per common share:
Basic net income per common share	¥ 36.05		¥ 28.07		¥ 20.44
Diluted net income per common share	¥ 34.47		¥ 26.78		¥ 19.22

[1]	The number of the dilutive common shares is based on the applicable conversion prices.

Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current:
Domestic	¥ 37,101	¥ 22,103	¥ 6,951
Foreign	10,754	32,714	11,412
Total current tax expense	47,855	54,817	18,363
Deferred:
Domestic	(40,021)	(36,777)	174,667
Foreign	(3,810)	(4,162)	197
Total deferred tax expense	(43,831)	(40,939)	174,864
Income tax expense (benefit)	¥ 4,024	¥ 13,878	¥ 193,227

Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 235,274	¥ 29,925	¥ (131,416)
Less: reclassification adjustments	(33,988)	18,249	(32,473)
Total	201,286	48,174	(163,889)
Pension liability adjustments:
Unrealized gains (losses)	34,171	2,367	(42,090)
Less: reclassification adjustments	5,913	8,992	6,206
Total	40,084	11,359	(35,884)
Total tax effect before allocation to noncontrolling interests	¥ 241,370	¥ 59,533	¥ (199,773)

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense (benefit)	¥ 885,180	¥ 662,835		¥ 611,357
Effective statutory tax rate	38.01%	40.69%		40.69%
Income tax calculated at the statutory tax rate	336,457	269,708		248,761
Income not subject to tax	(18,320)	(18,295)		(17,334)
Expenses not deductible for tax purposes	1,348	1,469		1,517
Tax rate differentials of subsidiaries	(10,535)	(4,142)		3,288
Change in valuation allowance	(1,352,597)	(371,271)		(135,867)
Change in undistributed earnings of subsidiaries	12,233	(7,118)		10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	227	162		1,484
Expiration of net operating loss carryforwards	1,026,439	33,576		76,903
Effect of enacted change in tax rates		107,011	[1]
Other	8,772	2,778		3,751
Income tax expense (benefit)	¥ 4,024	¥ 13,878		¥ 193,227

[1]	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG's tax returns for the fiscal year ended March 31, 2013 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal years ending March 31, 2014 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	38.01%	40.69%	40.69%
March 31, 2013 to 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		38.01%
March 31, 2016 and thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		35.64%

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Investments	¥ 889,305	¥ 1,063,804
Allowance for loan losses	337,453	333,231
Trading account assets		58,598
Prepaid pension cost and accrued pension liabilities		11,559
Undistributed earnings of subsidiaries		1,193
Net operating loss carryforwards	450,016	1,476,045
Other	264,661	282,998
Deferred Tax Assets, Gross, Total	1,941,435	3,227,428
Valuation allowance	(584,665)	(1,952,899)
Deferred tax assets, net of valuation allowance	1,356,770	1,274,529
Deferred tax liabilities:
Available-for-sale securities	567,608	368,929
Prepaid pension cost and accrued pension liabilities	39,937
Derivative financial instruments	35,391	28,021
Premises and equipment	12,304	3,838
Trading account assets	11,101
Undistributed earnings of subsidiaries	11,040
Other	51,913	52,863
Deferred tax liabilities	729,294	453,651
Net deferred tax assets	¥ 627,476	¥ 820,878

Income Taxes - Additional Information (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 1,391,000,000,000
Unrecognized tax benefits, interest and penalties	563,000,000	802,000,000	651,000,000
Unrecognized tax benefits	1,454,000,000	2,160,000,000	1,829,000,000	4,193,000,000
Unrecognized tax benefits that, if recognized, would affect the Group's effective tax rate	1,454,000,000	2,160,000,000	1,829,000,000
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 869,000,000,000

Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,391
2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1
2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	868
2019 and Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 506

Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 2,160	¥ 1,829	¥ 4,193
Gross amount of increases (decreases) related to positions taken during prior years	(471)	362	117
Gross amount of increases related to positions taken during the current year	29	244	20
Amount of decreases related to settlements	(559)	(227)	(2,218)
Foreign exchange translation	295	(48)	(283)
Total unrecognized tax benefits at end of fiscal year	¥ 1,454	¥ 2,160	¥ 1,829

Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized for contributions to the plans	¥ 1,968,000,000	¥ 2,129,000,000	¥ 3,601,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	195,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	6,990,000,000
Pension plan, contribution expected to be paid during the next fiscal year	¥ 49,000,000,000

Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 30,422	¥ 27,734		¥ 27,761
Interest costs on projected benefit obligation	23,186	24,267		25,182
Expected return on plan assets	(32,237)	(28,234)		(40,209)
Amortization of prior service benefit	(319)	(318)		(319)
Amortization of net actuarial loss (gain)	16,936	25,595		15,532
Special termination benefits	5,454	14,115	[1]	4,222
Net periodic benefit cost	¥ 43,442	¥ 63,159		¥ 32,169

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.

Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ 5,454	¥ 14,115	[1]	¥ 4,222
Voluntary retirement scheme
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits		¥ 9,828

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 103,683	¥ 25,401
Amortization of net actuarial loss (gain)	16,936	25,595
Prior service benefit (cost)	(1,782)
Amortization of prior service benefit	(319)	(318)
Total recognized in other comprehensive income (loss) before-tax	¥ 118,518	¥ 50,678

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.44%	1.73%	1.83%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.73%	1.83%	1.93%
Expected rates of return on plan assets	2.40%	2.27%	3.10%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	2.31%	2.33%	2.28%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	2.33%	2.28%	2.13%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	6.57%	6.46%	6.15%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	6.46%	6.15%	6.12%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,343,714	[1]	¥ 1,328,316
Service cost	30,422		27,734		27,761
Interest cost	23,186		24,267		25,182
Plan participants' contributions	1,184		1,186
Amendments	1,782
Actuarial loss (gain)	63,140		32,307
Foreign exchange translation	2,209		(364)
Benefits paid	(49,593)		(51,981)
Lump-sum payments	(16,921)		(17,751)
Benefit obligation at end of fiscal year	1,399,123	[1]	1,343,714	[1]	1,328,316
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,323,163		1,226,058
Actual return (negative return) on plan assets	199,341		85,935
Foreign exchange translation	1,783		(289)
Employer contributions	51,866		62,254
Plan participants' contributions	1,184		1,186
Benefits paid	(49,593)		(51,981)
Fair value of plan assets at end of fiscal year	1,527,744		1,323,163		1,226,058
Funded status	128,621		(20,551)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	153,414		6,509
Accrued pension liability	(24,793)		(27,060)
Net amount recognized	128,621		(20,551)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(440)		1,661
Net actuarial gain (loss)	(236,359)		(356,978)
Net amount recognized	¥ (236,799)		¥ (355,317)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,312,981 million and ¥1,364,786 million, respectively, as of March 31, 2012 and 2013. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,364,786	¥ 1,312,981
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 95,789	[1]	¥ 87,935	[1]
Fair value of plan assets	70,690		60,831
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	91,210		84,752
Fair value of plan assets	¥ 70,690		¥ 60,831

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts (Detail)	12 Months Ended
Mar. 31, 2013
Asset category
Plan assets	100.00%
General Account Assets
Asset category
Plan assets	14.00% [1]
Japan | Equity securities
Asset category
Plan assets	16.00%
Japan | Debt securities
Asset category
Plan assets	34.00%
Foreign | Equity securities
Asset category
Plan assets	16.00%
Foreign | Debt securities
Asset category
Plan assets	20.00%

[1]	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value of Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,527,744		¥ 1,323,163		¥ 1,226,058
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	108,000	[1]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	90,000		58,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	716,000	[2]	601,000	[2]
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	86,000	[3]	70,000	[3]
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	41,000	[3]
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	179,000		183,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,000		8,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	56,000		43,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[3]	77,000	[3]
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	52,000	[3]
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	75,000		65,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,000		16,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,112		948
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[4]	60,000	[4]
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	716,000	[2]	601,000	[2]
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	179,000		183,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	54,000		43,000
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000		61,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	415		374
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	108,000	[1]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(2,000)	[5]
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	86,000	[3]	70,000	[3]
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	41,000	[3]
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,000		8,000
Level 2 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[3]	77,000	[3]
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	52,000	[3]
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,000		4,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,000		16,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1		1
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,000		¥ 1,000

[1]	Investments in this class are measured at conversion value.
[2]	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.

Fair Value of Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,527,744		¥ 1,323,163		¥ 1,226,058
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	716,000	[1]	601,000	[1]
Japan | Trust for Benefit of Employees | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 681,000		¥ 572,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.

Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	¥ 357,978

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of stock-based compensation plans	3
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, weighted-average grant-date fair value	¥ 113,250	¥ 91,840	¥ 119,520
Stock-based compensation plan, compensation cost recognized in income	¥ 1,333	¥ 788	¥ 814
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value			¥ 70,030
Stock-based compensation plan, compensation cost recognized in income			181
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value			¥ 190,280
Stock-based compensation plan, compensation cost recognized in income			¥ 373

Summary of Stock-Based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	19,491,000
Granted during fiscal year	11,776,000
Exercised during fiscal year	7,365,000
Forfeited/canceled during fiscal year	39,000
Outstanding at end of fiscal year	23,863,000
Exercisable at end of fiscal year	729,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18 years 8 months 9 days
Exercisable at end of fiscal year	18 years 6 months 11 days
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 4,725
Exercisable at end of fiscal year	¥ 144

Assumptions to Estimate Fair Value of Stock Acquisition Rights on Date of Grant Used in Black-Scholes Option Pricing Model (Detail) (Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited)
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.10%	0.15%
Expected volatility	29.30%	34.04%
Expected remaining term (in years)	2 years 5 months 1 day	2 years 4 months 2 days
Expected dividend yield	4.69%	5.66%

Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Notional amount	¥ 982,613	[1]	¥ 982,845	[1]
Fair value of derivative payables	493		840
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	854,698	[1]	886,354	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	118,708	[1]	83,984	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,419	[1]	4,796	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,266	[1]	6,984	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	522	[1]	727	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	10	[2]	15	[2]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	10	[2]	15	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	13,728	[2]	12,636	[2]
Fair value of derivative payables	13,239	[2]	12,274	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	10,350	[2]	9,789	[2]
Fair value of derivative payables	10,018	[2]	9,453	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	3,099	[2]	2,582	[2]
Fair value of derivative payables	2,973	[2]	2,559	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	182	[2]	145	[2]
Fair value of derivative payables	177	[2]	180	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	59	[2]
Fair value of derivative payables	44	[2]	36	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	38	[2]	61	[2]
Fair value of derivative payables	¥ 27	[2]	¥ 46	[2]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 742,307,000,000	¥ 822,358,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	503,101,000,000	366,928,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	1,022,000,000,000	1,308,000,000,000
Collateral provided to counterparties in normal course of business	1,029,000,000,000	1,298,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	0	10,000,000,000
Before adjustment
Derivative [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions		1,585,000,000,000
Collateral provided to counterparties in normal course of business		1,379,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered		¥ 206,000,000,000

Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ 396	¥ (499)	¥ (1,191)
Gains (losses) recorded in income- Hedged items	(475)	428	996
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(79)	(71)	(195)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	44	(214)	(1,191)
Gains (losses) recorded in income- Hedged items	(81)	150	996
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(37)	(64)	(195)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	352	(285)
Gains (losses) recorded in income- Hedged items	(394)	278
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (42)	¥ (7)

Gains and Losses Information Related to Net Investment Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ (65,851)	¥ 8,024	¥ 43,740
Ineffective portion recorded in income	(2,908)	1,666	5,168
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	(65,851)	8,024	43,740
Ineffective portion recorded in income	¥ (2,908)	¥ 1,666	¥ 5,168

Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) (Financial instruments hedging foreign exchange risk, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss) reclassified to earnings	¥ 13,858	¥ 1,893	¥ (1,144)

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 59,446		¥ 102,939		¥ 142,664
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	219,422	[1]	261,632	[1]	250,222	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(91,300)		(146,258)		(105,504)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(59,421)	[1]	(7,143)	[1]	11,223	[1]
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(6,877)	[2]	(5,575)	[2]	(15,220)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (2,378)		¥ 283		¥ 1,943

[1]	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 59,446		¥ 102,939		¥ 142,664
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(6,877)	[1]	(5,575)	[1]	(15,220)	[1]
Loans related to credit derivatives | Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (6,703)		¥ (3,391)		¥ (8,207)

[1]	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,462	¥ 3,375
Fair value	2
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,810	2,072
Fair value	1	(2)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	652	1,303
Fair value	1	2
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,870	3,651
Fair value	¥ 13	¥ 23

Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,462	¥ 3,375
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	620	1,422
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,720	1,896
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 122	¥ 57

Commitments and Contingencies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 512,000,000,000	¥ 857,000,000,000
Carrying amounts of derivatives that are deemed to guarantees	493,000,000,000	840,000,000,000
Total rental expense	98,459,000,000	101,003,000,000	102,455,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the original contracts		214,690,000,000
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the current contracts		215,210,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	15,907,000,000	29,879,000,000	39,421,000,000
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 102,000,000,000	¥ 112,000,000,000

Maximum Exposure or Notional Amounts Under Guarantee Contracts (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,416	¥ 3,253
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,750	1,681
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	452	502
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	146	73
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,068	997
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	171	184
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,606	8,313
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	23,582	28,620
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	935	978
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	159	173
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	19	32
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	826	695
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,428	8,132
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	10,185	13,546
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	619	536
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	51	41
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	127	41
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	217	218
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	133	140
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	72	67
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,837	12,446
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	196	167
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	242	288
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	25	84
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	38	44
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	106	114
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,560	¥ 2,628

Maximum Potential Amount of Future Payments of Performance Guarantees Guarantees on Loans Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,416		¥ 3,253
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,387	[1]	2,125	[1]
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,029		¥ 1,128

[1]	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 59,709		¥ 53,624
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	59,101	[1]	53,088	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 608		¥ 536

[1]	Commitments to extend credit include commitments to invest in securities.

Future Minimum Rental Commitments for Noncancelable Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Capitalized leases
2014	¥ 5,926
2015	4,997
2016	4,408
2017	3,690
2018	3,045
2019 and thereafter	3,704
Total minimum lease payments	25,770
Amount representing interest	1,364
Present value of minimum lease payments	24,406
Operating leases
2014	43,129
2015	19,835
2016	15,007
2017	10,771
2018	7,425
2019 and thereafter	20,337
Total minimum lease payments	¥ 116,504

Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Mizuho Trust & Banking Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	30.15%
Mizuho Securities Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	40.80%
Mizuho Investors Securities Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	46.02%
Bank Subsidiaries
Noncontrolling Interest [Line Items]
Voting interest transferred	5.34%

Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,811	¥ 3,737
Significant unconsolidated VIEs- Total assets	3,763	3,037
Significant unconsolidated VIEs- Maximum exposure to loss	545	367
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,212	2,129
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	385	426
Significant unconsolidated VIEs- Total assets	463	582
Significant unconsolidated VIEs- Maximum exposure to loss	37	33
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets		74
Significant unconsolidated VIEs- Total assets	530
Significant unconsolidated VIEs- Maximum exposure to loss	206
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,175	989
Significant unconsolidated VIEs- Total assets	2,770	2,455
Significant unconsolidated VIEs- Maximum exposure to loss	302	334
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 39	¥ 119

Carrying Amount and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 34,066,555,000,000	¥ 30,945,553,000,000
Loans	69,060,526,000,000	65,306,370,000,000
Total	178,746,994,000,000	166,361,633,000,000	161,985,700,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	11,496,178,000,000	7,840,571,000,000
Total	172,889,899,000,000	161,714,609,000,000
Maximum exposure to loss	545,000,000,000	367,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	46,000,000,000	46,000,000,000
Investments	206,000,000,000	202,000,000,000
Loans	308,000,000,000	120,000,000,000
Total	560,000,000,000	368,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	14,000,000,000	15,000,000,000
Total	14,000,000,000	15,000,000,000
Maximum exposure to loss	¥ 545,000,000,000	¥ 367,000,000,000

Variable Interest Entities and Securitizations - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 174	¥ 132
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 62	¥ 60

Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 132,787	¥ 116,567	¥ 125,534
Deposits, debentures and lending business	113,989	97,509	95,209
Remittance business	104,574	105,015	105,314
Trust fees	45,621	45,990	47,201
Fees for other customer services	215,837	210,332	208,842
Total	¥ 612,808	¥ 575,413	¥ 582,100

Net Trading Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 534,100		¥ 333,315		¥ 206,016
Foreign exchange gains (losses)-net	20,514	[1]	98,054	[1]	55,998	[1]
Net trading gains (losses)	554,614		431,369		262,014
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	219,385	[2]	261,568	[2]	250,027	[2]
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(91,300)		(146,258)		(105,504)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(59,462)	[2]	(7,150)	[2]	11,223	[2]
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(174)	[3]	(2,184)	[3]	(7,012)	[3]
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(2,378)		283		1,943
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 468,029		¥ 227,056		¥ 55,339

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.
[2]	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The net loss is recorded in Other noninterest expenses.

Net Trading Gains and Losses (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ 59,446		¥ 102,939		¥ 142,664
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	(6,877)	[1]	(5,575)	[1]	(15,220)	[1]
Loans related to credit derivatives | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	¥ (6,703)		¥ (3,391)		¥ (8,207)

[1]	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Assets:
Other investments	¥ 76		¥ 190
Total assets at fair value	73,557	[1]	72,395	[1]
Liabilities:
Trading securities sold, not yet purchased	3,520		4,688
Long-term debt	552	[2]	461	[2]
Total liabilities at fair value	17,321		17,438
Interest rate contracts
Assets:
Assets, derivatives	10,350		9,789
Liabilities:
Liabilities, derivatives	10,018		9,453
Foreign exchange contracts
Assets:
Assets, derivatives	3,099		2,582
Liabilities:
Liabilities, derivatives	2,983		2,574
Equity-related contracts
Assets:
Assets, derivatives	182		145
Liabilities:
Liabilities, derivatives	177		180
Credit-related contracts
Assets:
Assets, derivatives	59		59
Liabilities:
Liabilities, derivatives	44		36
Other contracts
Assets:
Assets, derivatives	38		61
Liabilities:
Liabilities, derivatives	27		46
Japanese government bonds
Assets:
Assets, trading securities	4,700	[3]	6,055	[3]
Available-for-sale securities	30,783		32,647
Japanese local gov't bonds
Assets:
Assets, trading securities	125	[3]	91	[3]
Available-for-sale securities	244		273
U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	6,083	[3]	4,595	[3]
Available-for-sale securities	178		101
Other foreign gov't bonds
Assets:
Assets, trading securities	2,429	[3]	1,390	[3]
Available-for-sale securities	598		445
Agency mortgage-backed securities
Assets:
Assets, trading securities	2,651	[3]	2,166	[3]
Available-for-sale securities	1,006		980
Residential mortgage-backed securities
Assets:
Assets, trading securities	100	[3]	159	[3]
Available-for-sale securities	442		571
Commercial mortgage-backed securities
Assets:
Assets, trading securities	94	[3]	28	[3]
Available-for-sale securities	250		330
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,215		2,578
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	559		542
Equity securities
Assets:
Assets, trading securities	1,196	[3]	1,091	[3]
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,318	[3]	1,041	[3]
Corporate bonds and other debt securities
Assets:
Assets, trading securities	1,643	[3]	1,694	[3]
Equity securities (marketable)
Assets:
Available-for-sale securities	3,139		2,792
Level 1
Assets:
Other investments	1		1
Total assets at fair value	48,289	[1]	48,587	[1]
Liabilities:
Trading securities sold, not yet purchased	3,338		4,610
Total liabilities at fair value	3,401		4,662
Level 1 | Interest rate contracts
Assets:
Assets, derivatives	7		8
Liabilities:
Liabilities, derivatives	8		5
Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives	5		2
Liabilities:
Liabilities, derivatives	4		1
Level 1 | Equity-related contracts
Assets:
Assets, derivatives	45		27
Liabilities:
Liabilities, derivatives	51		46
Level 1 | Japanese government bonds
Assets:
Assets, trading securities	4,651	[3]	6,017	[3]
Available-for-sale securities	29,198		31,066
Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	5,777	[3]	4,425	[3]
Available-for-sale securities	178		101
Level 1 | Other foreign gov't bonds
Assets:
Assets, trading securities	2,235	[3]	1,273	[3]
Available-for-sale securities	334		279
Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	2,055	[3]	1,894	[3]
Available-for-sale securities	144		150
Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	12		12
Level 1 | Equity securities
Assets:
Assets, trading securities	622	[3]	553	[3]
Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	50	[3]	119	[3]
Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	2,975		2,660
Level 2
Assets:
Total assets at fair value	23,431	[1]	21,630	[1]
Liabilities:
Trading securities sold, not yet purchased	182		78
Long-term debt	171	[2]	1	[2]
Total liabilities at fair value	13,471		12,176
Level 2 | Interest rate contracts
Assets:
Assets, derivatives	10,319		9,751
Liabilities:
Liabilities, derivatives	9,997		9,408
Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives	3,066		2,507
Liabilities:
Liabilities, derivatives	2,968		2,537
Level 2 | Equity-related contracts
Assets:
Assets, derivatives	114		80
Liabilities:
Liabilities, derivatives	110		118
Level 2 | Credit-related contracts
Assets:
Assets, derivatives	30		34
Liabilities:
Liabilities, derivatives	35		34
Level 2 | Other contracts
Assets:
Assets, derivatives	18
Liabilities:
Liabilities, derivatives	8
Level 2 | Japanese government bonds
Assets:
Assets, trading securities	49	[3]	38	[3]
Available-for-sale securities	1,585		1,581
Level 2 | Japanese local gov't bonds
Assets:
Assets, trading securities	125	[3]	91	[3]
Available-for-sale securities	244		273
Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	306	[3]	170	[3]
Level 2 | Other foreign gov't bonds
Assets:
Assets, trading securities	194	[3]	117	[3]
Available-for-sale securities	264		166
Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	596	[3]	272	[3]
Available-for-sale securities	862		830
Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	150		223
Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	3	[3]	2	[3]
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,000		2,352
Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	345		294
Level 2 | Equity securities
Assets:
Assets, trading securities	503	[3]	456	[3]
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,318	[3]	1,041	[3]
Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	1,176	[3]	1,220	[3]
Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	164		132
Level 3
Assets:
Other investments	75		189
Total assets at fair value	1,837	[1]	2,178	[1]
Liabilities:
Long-term debt	381	[2]	460	[2]
Total liabilities at fair value	449		600
Level 3 | Interest rate contracts
Assets:
Assets, derivatives	24		30
Liabilities:
Liabilities, derivatives	13		40
Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives	28		73
Liabilities:
Liabilities, derivatives	11		36
Level 3 | Equity-related contracts
Assets:
Assets, derivatives	23		38
Liabilities:
Liabilities, derivatives	16		16
Level 3 | Credit-related contracts
Assets:
Assets, derivatives	29		25
Liabilities:
Liabilities, derivatives	9		2
Level 3 | Other contracts
Assets:
Assets, derivatives	20		61
Liabilities:
Liabilities, derivatives	19		46
Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	100	[3]	159	[3]
Available-for-sale securities	292		348
Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	91	[3]	26	[3]
Available-for-sale securities	250		330
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	215		226
Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	202		236
Level 3 | Equity securities
Assets:
Assets, trading securities	71	[3]	82	[3]
Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	¥ 417	[3]	¥ 355	[3]

[1]	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.

Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Parenthetical) (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 715	¥ 631
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	667	581
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 48	¥ 50

Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3 (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 460		¥ 440
Gains (losses) in Earnings	(26)	[1]
Net realized/unrealized gains (losses)			(9)	[2]
Gains (losses) in OCI
Transfers in and/or out of Level 3
Transfers into Level 3	4
Transfers out of level 3	(175)
Issuance	142		80
Settlements	(76)		(69)
Ending Balance	381		460
Change in unrealized gain (losses) still held	(24)	[3]	(6)	[3]
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	17
Transfers out of level 3	(11)
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			1
Sales			(1)
Issuances
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	159		206
Gains (losses) in Earnings	17	[4]
Net realized/unrealized gains (losses)			(10)	[5]
Purchases	2		1
Sales	(7)		(3)
Issuances
Settlements	(71)		(35)
Ending Balance	100		159
Change in unrealized gain (losses) still held	6	[3]	(8)	[3]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	26		50
Gains (losses) in Earnings	1	[4]
Net realized/unrealized gains (losses)			(3)	[5]
Purchases	72		2
Sales	(1)		(4)
Issuances
Settlements	(7)		(19)
Ending Balance	91		26
Change in unrealized gain (losses) still held			(4)	[3]
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	355		452
Gains (losses) in Earnings	72	[4]
Net realized/unrealized gains (losses)			(14)	[5]
Transfers in and/or out of Level 3			13
Transfers into Level 3	14
Transfers out of level 3	(8)
Purchases	609		579
Sales	(544)		(510)
Issuances
Settlements	(81)		(165)
Ending Balance	417		355
Change in unrealized gain (losses) still held	42	[3]	(19)	[3]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	82		96
Gains (losses) in Earnings	4	[4]
Net realized/unrealized gains (losses)			(6)	[5]
Transfers in and/or out of Level 3			(2)
Transfers into Level 3	3
Transfers out of level 3	(3)
Purchases	10		18
Sales	(25)		(24)
Issuances
Ending Balance	71		82
Change in unrealized gain (losses) still held	(1)	[3]	(4)	[3]
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3	(21)
Transfers into Level 3	1
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(10)	[6]	(20)	[6]
Gains (losses) in Earnings	16	[4],[6]
Net realized/unrealized gains (losses)			6	[5],[6]
Issuances		[6]		[6]
Settlements	5	[6]	4	[6]
Ending Balance	11	[6]	(10)	[6]
Change in unrealized gain (losses) still held	16	[3],[6]	9	[3],[6]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	37	[6]	33	[6]
Gains (losses) in Earnings	(18)	[4],[6]
Net realized/unrealized gains (losses)			7	[5],[6]
Transfers out of level 3	(8)	[6]
Issuances		[6]		[6]
Settlements	6	[6]	(3)	[6]
Ending Balance	17	[6]	37	[6]
Change in unrealized gain (losses) still held	(21)	[3],[6]	6	[3],[6]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	22	[6]	29	[6]
Gains (losses) in Earnings	(10)	[4],[6]
Net realized/unrealized gains (losses)			(9)	[5],[6]
Issuances		[6]		[6]
Settlements	(5)	[6]	2	[6]
Ending Balance	7	[6]	22	[6]
Change in unrealized gain (losses) still held	(10)	[3],[6]	(5)	[3],[6]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23	[6]	25	[6]
Gains (losses) in Earnings	(6)	[4],[6]
Net realized/unrealized gains (losses)			(2)	[5],[6]
Transfers into Level 3	(1)	[6]
Transfers out of level 3	1	[6]
Issuances		[6]		[6]
Settlements	3	[6]
Ending Balance	20	[6]	23	[6]
Change in unrealized gain (losses) still held	(5)	[3],[6]	1	[3],[6]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	15	[6]	20	[6]
Net realized/unrealized gains (losses)			1	[5],[6]
Transfers out of level 3	(14)	[6]
Issuances		[6]		[6]
Settlements			(6)	[6]
Ending Balance	1	[6]	15	[6]
Change in unrealized gain (losses) still held			(3)	[3],[6]
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	348		429
Gains (losses) in OCI	6	[7]
Purchases	29		31
Sales	(1)		(9)
Issuances
Settlements	(90)		(103)
Ending Balance	292		348
Change in unrealized gain (losses) still held			(2)	[3]
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	330		486
Gains (losses) in Earnings	2	[8]
Net realized/unrealized gains (losses)			11	[9]
Gains (losses) in OCI	12	[7]
Purchases	31		36
Sales	(16)		(115)
Issuances
Settlements	(109)		(88)
Ending Balance	250		330
Change in unrealized gain (losses) still held	(5)	[3]	(5)	[3]
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	226		289
Net realized/unrealized gains (losses)			(2)	[9]
Gains (losses) in OCI	1	[7]
Purchases	95		61
Sales			(2)
Issuances
Settlements	(107)		(120)
Ending Balance	215		226
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	236		248
Gains (losses) in Earnings	4	[8]
Gains (losses) in OCI	6	[7]
Purchases	28		72
Sales	(4)
Issuances
Settlements	(68)		(84)
Ending Balance	202		236
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	189		260
Gains (losses) in Earnings	12	[8]
Net realized/unrealized gains (losses)			(6)	[10]
Transfers in and/or out of Level 3			(1)
Purchases	6		7
Sales	(49)		(8)
Issuances
Settlements	(83)		(63)
Ending Balance	75		189
Change in unrealized gain (losses) still held			(8)	[3]
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI
Transfers out of level 3	(1)
Purchase	(41)
Sales	¥ 42

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
[3]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2012 and 2013.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[7]	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
[8]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[9]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[10]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.

Fair Value - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 537	¥ 561
Increase in estimated fair value of performing loans, net of allowance for loan losses	598
consolidated VIEs
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected		12
Structured notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	9	39
Net unrealized gains (losses) resulting from changes in fair values of the notes	(30)	(7)
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred from Level 1 to Level 2	37
Fair value of assets transferred in to Level 3	17
Fair value of assets transferred out of Level 3	11
Derivative assets
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred in to Level 3	1
Fair value of assets transferred out of Level 3	21
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred in to Level 3	4
Fair value of liabilities transferred out of Level 3	175
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred out of Level 3	¥ 1

Quantitative Information About Level Three Fair Value Measurements (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 392
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	0.00%
Default rate	0.00%
Recovery rate	70.00%
Discount margin	0.07%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	24.00%
Default rate	5.00%
Recovery rate	100.00%
Discount margin	26.16%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	341
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	0.09%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	39.29%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	834
Principal valuation technique	Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	0.00%	[1]
Default rate	0.00%	[1]
Recovery rate	15.00%	[1]
Discount margin	0.00%	[1]
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	43.00%	[1]
Default rate	8.00%	[1]
Recovery rate	85.00%	[1]
Discount margin	49.18%	[1]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	0.00%	[2]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	12.32%	[2]
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	11
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	42.00%
Default rate	0.00%	[4]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%
Default rate	63.00%	[4]
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	17
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	36.00%
FX - FX correlation	55.00%
FX volatility	16.00%
Default rate	0.00%	[4]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	55.00%
FX - FX correlation	55.00%
FX volatility	26.00%
Default rate	63.00%	[4]
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	7
Principal valuation technique	Internal valuation model	[3]
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	0.00%
Equity - FX correlation	0.00%
Equity volatility	14.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	60.00%
Equity - FX correlation	70.00%
Equity volatility	48.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	20	[5]
Principal valuation technique	Internal valuation model	[3],[5]
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	0.00%
Credit correlation	2.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	67.00%
Credit correlation	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 381
Principal valuation technique	Internal valuation model	[3]
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	42.00%
FX - IR correlation	36.00%
FX - FX correlation	55.00%
Default rate	0.00%
Equity - IR correlation	0.00%
Credit correlation	2.00%
Equity volatility	18.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%
FX - IR correlation	55.00%
FX - FX correlation	55.00%
Default rate	10.00%
Equity - IR correlation	60.00%
Credit correlation	100.00%
Equity volatility	48.00%

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[3]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[4]	This input represents counterparty default rate derived from the MHFG Group's own internal credit experience.
[5]	The unobservable inputs related to credit derivatives economically hedging the credit risk in certain securitization products have been included in the unobservable inputs related to Trading securities and Available-for-sale securities.

Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Loans	¥ 222	¥ 188
Loans held-for-sale	5	3
Other investments	11	17
Premises and equipment-net	1
Total assets at fair value	239	208
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 1
Assets:
Other investments		5
Total assets at fair value		5
Level 2
Assets:
Loans held-for-sale	5	2
Total assets at fair value	5	2
Level 3
Assets:
Loans	222	188
Loans held-for-sale		1
Other investments	11	12
Premises and equipment-net	1
Total assets at fair value	234	201
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Aggregate cost
Assets:
Loans	343	282
Loans held-for-sale	5	6
Other investments	16	21
Premises and equipment-net	5	4
Goodwill		6
Total assets at fair value	¥ 369	¥ 319

Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825 (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 27,583		¥ 21,141
Investments	3,000		1,802
Loans, net of allowance for loan losses	69,028	[1]	65,275	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048		37,652
Interest-bearing deposits	87,247		79,266
Due to trust accounts	619		560
Commercial paper and other short-term borrowings	6,724		13,950
Long-term debt	8,235		7,982
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583		21,141
Investments	3,020		1,816
Loans, net of allowance for loan losses	70,261	[1]	65,597	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048		37,652
Interest-bearing deposits	87,210		79,209
Due to trust accounts	619		560
Commercial paper and other short-term borrowings	6,723		13,946
Long-term debt	8,598		8,326
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	903
Investments	3,020
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	12,796
Interest-bearing deposits	34,596
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	26,680
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,252
Interest-bearing deposits	52,614
Due to trust accounts	619
Commercial paper and other short-term borrowings	6,723
Long-term debt	7,967
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	70,261	[1]
Financial liabilities:
Long-term debt	¥ 631

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.

Information for Reportable Segments (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gross profits:
Net interest income	¥ 1,075.9	¥ 1,088.3	¥ 1,109.5
Net noninterest income	1,095.8	914.8	915.8
Total	2,171.7	2,003.1	2,025.3
General and administrative expenses	1,171	1,206.3	1,194.3
Others	(88.5)	(77.7)	(89.3)
Net business profits	912.2	719.1	741.7
Others
Gross profits:
Net interest income	(1.3)	(7.3)	(5.4)
Net noninterest income	31.8	28.4	11.5
Total	30.5	21.1	6.1
General and administrative expenses	16.6	15.3	0.2
Others	(29.4)	(9.7)	(14.6)
Net business profits	(15.5)	(3.9)	(8.7)
Mizuho Bank Limited And Mizuho Corporate Bank Limited
Gross profits:
Net interest income	915.5	940.4	967.6
Net noninterest income	647.1	540.1	520
Total	1,562.6	1,480.5	1,487.6
General and administrative expenses	765.5	801.3	789.8
Net business profits	797.1	679.2	697.8
Mizuho Bank Limited And Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income	109.6	90.3	86.3
Net noninterest income	104.7	86.9	56.9
Total	214.3	177.2	143.2
General and administrative expenses	61.5	60.3	62.1
Net business profits	152.8	116.9	81.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income	204	200.7	190.2
Net noninterest income	201.9	153	188.4
Total	405.9	353.7	378.6
General and administrative expenses	198	206.3	177.5
Net business profits	207.9	147.4	201.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Retail banking
Gross profits:
Net interest income	210.6	224.3	248.2
Net noninterest income	37.4	32.1	34.6
Total	248	256.4	282.8
General and administrative expenses	209.3	218.6	237.7
Net business profits	38.7	37.8	45.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate banking
Gross profits:
Net interest income	391.3	425.1	442.9
Net noninterest income	303.1	268.1	240.1
Total	694.4	693.2	683
General and administrative expenses	296.7	316.1	312.5
Net business profits	397.7	377.1	370.5
Global Corporate Group
Gross profits:
Net interest income	486.1	468.3	457
Net noninterest income	572.8	449.4	483.5
Total	1,058.9	917.7	940.5
General and administrative expenses	471.9	465.4	471.3
Others	(50)	(52.1)	(56.7)
Net business profits	537	400.2	412.5
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income	401.7	395	395.8
Net noninterest income	333.4	286.8	282.5
Total	735.1	681.8	678.3
General and administrative expenses	241.1	244.9	235
Net business profits	494	436.9	443.3
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income	157	171.4	176
Net noninterest income	141.1	131.3	115.2
Total	298.1	302.7	291.2
General and administrative expenses	80	88.5	88.8
Net business profits	218.1	214.2	202.4
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income	109.6	90.3	86.3
Net noninterest income	104.7	86.9	56.9
Total	214.3	177.2	143.2
General and administrative expenses	61.5	60.3	62.1
Net business profits	152.8	116.9	81.1
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income	135.1	133.3	133.5
Net noninterest income	87.6	68.6	110.4
Total	222.7	201.9	243.9
General and administrative expenses	99.6	96.1	84.1
Net business profits	123.1	105.8	159.8
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income	(4.9)	(4.1)	(9.2)
Net noninterest income	184.2	120.5	158.9
Total	179.3	116.4	149.7
General and administrative expenses	142.8	144.8	160.9
Net business profits	36.5	(28.4)	(11.2)
Global Corporate Group | Others
Gross profits:
Net interest income	89.3	77.4	70.4
Net noninterest income	55.2	42.1	42.1
Total	144.5	119.5	112.5
General and administrative expenses	88	75.7	75.4
Others	(50)	(52.1)	(56.7)
Net business profits	6.5	(8.3)	(19.6)
Global Retail Group
Gross profits:
Net interest income	550.6	583.9	614.5
Net noninterest income	360.3	305.8	294.8
Total	910.9	889.7	909.3
General and administrative expenses	568.2	608.5	605.3
Others	(7.4)	(14)	(15.9)
Net business profits	335.3	267.2	288.1
Global Retail Group | Others
Gross profits:
Net interest income	36.4	37.8	42.1
Net noninterest income	11.5	8.6	7.5
Total	47.9	46.4	49.6
General and administrative expenses	13.1	11.2	9.5
Others	(7.4)	(14)	(15.9)
Net business profits	27.4	21.2	24.2
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income	513.8	545.4	571.8
Net noninterest income	313.7	253.3	237.5
Total	827.5	798.7	809.3
General and administrative expenses	524.4	556.4	554.8
Net business profits	303.1	242.3	254.5
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income	68.9	67.4	56.7
Net noninterest income	114.3	84.4	78
Total	183.2	151.8	134.7
General and administrative expenses	98.4	110.2	93.4
Net business profits	84.8	41.6	41.3
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income	210.6	224.3	248.2
Net noninterest income	37.4	32.1	34.6
Total	248	256.4	282.8
General and administrative expenses	209.3	218.6	237.7
Net business profits	38.7	37.8	45.1
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income	234.3	253.7	266.9
Net noninterest income	162	136.8	124.9
Total	396.3	390.5	391.8
General and administrative expenses	216.7	227.6	223.7
Net business profits	179.6	162.9	168.1
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income	0.4	0.7	0.6
Net noninterest income	35.1	43.9	49.8
Total	35.5	44.6	50.4
General and administrative expenses	30.7	40.9	41
Net business profits	4.8	3.7	9.4
Global Asset & Wealth Management Group
Gross profits:
Net interest income	40.5	43.4	43.4
Net noninterest income	130.9	131.2	126
Total	171.4	174.6	169.4
General and administrative expenses	114.3	117.1	117.5
Others	(1.7)	(1.9)	(2.1)
Net business profits	55.4	55.6	49.8
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income	(0.6)	0.7	0.9
Net noninterest income	48.4	46.9	45
Total	47.8	47.6	45.9
General and administrative expenses	40	39.1	38.5
Others	(1.7)	(1.9)	(2.1)
Net business profits	6.1	6.6	5.3
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income	41.1	42.7	42.5
Net noninterest income	82.5	84.3	81
Total	123.6	127	123.5
General and administrative expenses	74.3	78	79
Net business profits	¥ 49.3	¥ 49	¥ 44.5

Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 912,200,000,000	¥ 719,100,000,000	¥ 741,700,000,000
U.S. GAAP adjustments	129,200,000,000	87,200,000,000	(98,400,000,000)
(Provision) credit for loan losses	(139,947,000,000)	23,044,000,000	(647,000,000)
Net gains (losses) related to equity investments	28,200,000,000	(90,500,000,000)	2,200,000,000
Non-recurring personnel expense	(23,500,000,000)	(39,300,000,000)	(22,800,000,000)
Gains on disposal of premises and equipment	12,411,000,000	19,924,000,000	13,537,000,000
(Provision) credit for losses on off-balance-sheet instruments	(4,584,000,000)	1,203,000,000	(4,443,000,000)
Others-net	(28,800,000,000)	(57,800,000,000)	(19,800,000,000)
Income before income tax expense	¥ 885,180,000,000	¥ 662,835,000,000	¥ 611,357,000,000

Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Total revenue	¥ 2,862,800,000,000	[1]	¥ 2,527,200,000,000	[1]	¥ 2,496,700,000,000	[1]
Total expenses	1,977,600,000,000	[2]	1,864,400,000,000	[2]	1,885,300,000,000	[2]
Income before income tax expense	885,180,000,000		662,835,000,000		611,357,000,000
Net income	881,156,000,000		648,957,000,000		418,130,000,000
Total assets at end of fiscal year	178,746,994,000,000		166,361,633,000,000		161,985,700,000,000
Japan
Segment Reporting Information [Line Items]
Total revenue	2,190,700,000,000	[1]	1,965,700,000,000	[1]	1,943,100,000,000	[1]
Total expenses	1,668,900,000,000	[2]	1,561,200,000,000	[2]	1,627,800,000,000	[2]
Income before income tax expense	521,800,000,000		404,500,000,000		315,300,000,000
Net income	524,700,000,000		419,200,000,000		133,700,000,000
Total assets at end of fiscal year	126,768,800,000,000		124,443,600,000,000		125,412,600,000,000
Americas
Segment Reporting Information [Line Items]
Total revenue	383,700,000,000	[1]	251,300,000,000	[1]	281,600,000,000	[1]
Total expenses	140,500,000,000	[2]	104,000,000,000	[2]	111,600,000,000	[2]
Income before income tax expense	243,200,000,000		147,300,000,000		170,000,000,000
Net income	252,300,000,000		131,200,000,000		165,800,000,000
Total assets at end of fiscal year	31,168,800,000,000		25,368,900,000,000		21,795,400,000,000
Europe
Segment Reporting Information [Line Items]
Total revenue	125,800,000,000	[1]	132,000,000,000	[1]	128,000,000,000	[1]
Total expenses	48,400,000,000	[2]	102,900,000,000	[2]	69,500,000,000	[2]
Income before income tax expense	77,400,000,000		29,100,000,000		58,500,000,000
Net income	75,000,000,000		28,100,000,000		57,500,000,000
Total assets at end of fiscal year	10,591,200,000,000		8,868,500,000,000		8,521,600,000,000
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	162,600,000,000	[1]	178,200,000,000	[1]	144,000,000,000	[1]
Total expenses	119,800,000,000	[2]	96,300,000,000	[2]	76,400,000,000	[2]
Income before income tax expense	42,800,000,000		81,900,000,000		67,600,000,000
Net income	29,200,000,000		70,500,000,000		61,100,000,000
Total assets at end of fiscal year	¥ 10,218,200,000,000		¥ 7,680,600,000,000		¥ 6,256,100,000,000

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Condensed Balance Sheets Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets:
Cash and due from banks	¥ 1,268,442	¥ 1,216,627	¥ 1,884,531	¥ 3,399,459
Interest-bearing deposits in other banks	11,215,597	6,146,850
Other	2,601,951	2,583,915
Total	178,746,994	166,361,633	161,985,700
Liabilities and shareholders' equity:
Long-term debt	8,802,223	8,461,818
Other liabilities	4,368,126	4,544,762
Shareholders' equity	5,728,120	4,470,766
Total	178,746,994	166,361,633
Parent Company
Assets:
Cash and due from banks	200	167	155	142
Interest-bearing deposits in other banks	26,165	14,286
Investments in subsidiaries and affiliated companies	6,962,630	5,817,075
Other	152,351	79,328
Total	7,141,346	5,910,856
Liabilities and shareholders' equity:
Short-term borrowings	1,146,995	1,181,070
Long-term debt	240,000	240,000
Other liabilities	26,231	19,020
Shareholders' equity	5,728,120	4,470,766
Total	¥ 7,141,346	¥ 5,910,856

Condensed Statements of Income Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income:
Total	¥ 2,862,800	[1]	¥ 2,527,200	[1]	¥ 2,496,700	[1]
Expenses:
Interest expense	412,851		415,959		448,857
Income tax expense	4,024		13,878		193,227
Net income	875,412		656,389		412,669
Parent Company
Income:
Dividends from subsidiaries	233,056		7,955		16,544
Management fees from subsidiaries	28,835		29,747		29,879
Other income	34,668		12,643		22,157
Total	296,559		50,345		68,580
Expenses:
Operating expenses	21,075		21,260		19,674
Interest expense	15,870		16,383		16,165
Other expense	1,207		1,431		4,471
Total	38,152		39,074		40,310
Equity in undistributed net income of subsidiaries	617,565		645,308		384,463
Income before income tax expense	875,972		656,579		412,733
Income tax expense	560		190		64
Net income	¥ 875,412		¥ 656,389		¥ 412,669

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.

Condensed Statements of Cash Flows Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 875,412	¥ 656,389	¥ 412,669
Net cash provided by (used in) operating activities	(1,297,988)	(1,789,431)	951,812
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(6,321,832)	(1,842,893)	(10,470,684)
Cash flows from financing activities:
Net change in short-term borrowings	(7,251,033)	(1,261,955)	6,131,912
Proceeds from issuance of common stock		5	757,790
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,514)	(215,902)	(133,925)
Net cash provided by (used in) financing activities	7,639,859	2,965,844	8,019,850
Net increase (decrease) in cash and due from banks	51,815	(667,904)	(1,514,928)
Cash and due from banks at beginning of fiscal year	1,216,627	1,884,531	3,399,459
Cash and due from banks at end of fiscal year	1,268,442	1,216,627	1,884,531
Parent Company
Cash flows from operating activities:
Net income	875,412	656,389	412,669
Adjustments and other	(685,149)	(644,977)	(396,510)
Net cash provided by (used in) operating activities	190,263	11,412	16,159
Cash flows from investing activities:
Payments for purchases of securities of subsidiaries		(212)	(751,620)
Net change in other investing activities	1,570	80	(43,582)
Net cash provided by (used in) investing activities	1,570	(132)	(795,202)
Cash flows from financing activities:
Net change in short-term borrowings	(40,000)	60,000	161,265
Proceeds from issuance of common stock		146,499	751,620
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,542)	(215,937)	(134,644)
Net change in other financing activities	749	730	818
Net cash provided by (used in) financing activities	(191,800)	(11,268)	779,056
Net increase (decrease) in cash and due from banks	33	12	13
Cash and due from banks at beginning of fiscal year	167	155	142
Cash and due from banks at end of fiscal year	¥ 200	¥ 167	¥ 155

Acquisition and Cancellations (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2013
Business Acquisition [Line Items]
Aggregate number of shares acquired	36,690,000
Acquisition price per share	¥ 1,008.384
Total amount of acquisition	¥ 36,997,608,960
Aggregate number of share cancelled	36,690,000
Date of acquisition and cancellation	Jul 11, 2013